As filed with the SEC on November 23, 2011

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08272
TRANSAMERICA PARTNERS PORTFOLIOS

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida	33716

(Address of Principal Executive Offices)	(Zip Code)
Registrant’s Telephone Number, including Area Code: (727) 299-1800
Dennis P. Gallagher, Esq.
P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and Address of Agent for Service)
Date of fiscal year end: December 31
Date of reporting period: July 1, 2011 — September 30, 2011
Item 1. Schedule of Investments.
The unaudited Schedules of Investment of Registrant as of September 30, 2011 are attached.

Transamerica Partners Portfolios
Quarterly Schedules of Investments
September 30, 2011
Money Market Fund
Transamerica Partners Money Market Portfolio
Bond Funds
Transamerica Partners High Quality Bond Portfolio
Transamerica Partners Inflation-Protected Securities Portfolio
Transamerica Partners Core Bond Portfolio
Transamerica Partners High Yield Bond Portfolio
Balanced Fund
Transamerica Partners Balanced Portfolio
Stock Funds
Transamerica Partners Large Value Portfolio
Transamerica Partners Large Core Portfolio
Transamerica Partners Large Growth Portfolio
Transamerica Partners Mid Value Portfolio
Transamerica Partners Mid Growth Portfolio
Transamerica Partners Small Value Portfolio
Transamerica Partners Small Core Portfolio
Transamerica Partners Small Growth Portfolio
Transamerica Partners International Equity Portfolio

Transamerica Partners Money Market Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

COMMERCIAL PAPER - 30.0%
Commercial Banks - 21.4%
Australia & New Zealand Banking Group, Ltd.
0.17%, 10/03/2011 - 144A	$10,200	$10,200
0.25%, 11/09/2011 - 144A	13,700	13,696
Banco Bilbao Vizcaya Argentaria SA
1.10%, 10/11/2011 - 144A	16,300	16,297
DnB NOR Bank ASA
0.66%, 12/15/2011 - 144A	32,800	32,778
HSBC USA, Inc.
0.28%, 10/24/2011	20,750	20,748
National Australia Funding Delaware, Inc.
0.37%, 10/06/2011 - 144A	24,800	24,800
Rabobank USA Financial Corp.
0.64%, 12/07/2011	13,400	13,392
Royal Bank of Scotland PLC
0.37%, 10/03/2011	16,100	16,100
Societe Generale North America, Inc.
0.62%, 10/04/2011	24,600	24,599
Standard Chartered Bank
0.60%, 11/14/2011 - 144A	20,100	20,093
UBS Finance Delaware LLC
0.64%, 12/12/2011	13,500	13,491
Westpac Banking Corp.
0.66%, 11/07/2011 - 144A	10,050	10,047
Diversified Financial Services - 5.6%
JPMorgan Chase & Co.
0.02%, 10/04/2011	27,300	27,300
Nordea North America, Inc.
0.39%, 10/18/2011	10,600	10,599
0.46%, 12/09/2011	19,300	19,291
Pharmaceuticals - 3.0%
Novartis Finance Corp.
0.13%, 10/05/2011 - 144A	21,900	21,899
Novartis Securities Investment, Ltd.
0.35%, 10/11/2011 - 144A	8,100	8,100

Total Commercial Paper (cost $303,430)		303,430

CERTIFICATES OF DEPOSIT - 30.2%
Commercial Banks - 30.2%
Abbey National Treasury Services PLC
0.40%, 11/02/2011	26,500	26,500
Bank of Montreal
0.18%, 10/06/2011	17,650	17,650
Bank of Nova Scotia
0.18%, 10/14/2011	20,600	20,600
Barclays Bank PLC
0.26%, 10/04/2011	16,150	16,150
Commonwealth Bank of Australia
0.27%, 05/21/2012 - 144A	26,800	26,800
Credit Agricole SA
0.35%, 11/03/2011	27,550	27,549
Credit Suisse
0.23%, 10/13/2011	15,000	15,000
Deutsche Bank AG
0.20%, 10/17/2011	27,350	27,350
Lloyds TSB Bank PLC
0.31%, 11/09/2011	13,450	13,450
Rabobank Nederland NV
0.26%, 10/12/2011	23,450	23,450
Royal Bank of Canada
0.25%, 03/12/2012	12,450	12,450
Svenska Handelsbanken AB
0.28%, 11/16/2011	14,350	14,350
0.32%, 12/15/2011	21,150	21,150
Toronto-Dominion Bank
0.24%, 02/08/2012	20,300	20,300
Westpac Banking Corp.
0.28%, 05/11/2012	23,400	23,400

Total Certificate of Deposits (cost $306,149)		306,149

CORPORATE DEBT SECURITIES - 7.7%
Capital Markets - 2.0%
Goldman Sachs Group, Inc.
1.02%, 12/05/2011 *	20,300	20,333
Commercial Banks - 3.7%
Eksportfinans ASA
5.13%, 10/26/2011	8,500	8,528
Kreditanstalt fuer Wiederaufbau
3.25%, 10/14/2011	10,750	10,758
Westpac Banking Corp.
0.95%, 02/21/2012 *	18,700	18,749
Diversified Financial Services - 2.0%
JPMorgan Chase & Co.
0.98%, 12/02/2011 *	19,850	19,879

Total Corporate Debt Securities (cost $78,247)		78,247

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 3.9%
Caisse d’Amortissement de la Dette Sociale
1.00%, 12/06/2011 - 144A	13,400	13,388
IADB Discount Notes
0.04%, 10/28/2011	25,900	25,899

Total Short-Term Foreign Government Obligations (cost $39,287)		39,287

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 9.0%
Fannie Mae
0.14%, 12/01/2011	20,250	20,246
0.10%, 03/14/2012	19,250	19,242
Freddie Mac
0.02%, 11/17/2011	21,750	21,749
0.09%, 02/27/2012	13,850	13,845
0.10%, 01/17/2012	16,250	16,246

Total Short-Term U.S. Government Obligations (cost $91,328)		91,328

U.S. GOVERNMENT AGENCY OBLIGATION - 0.5%
Freddie Mac
0.22%, 02/16/2012 *	5,400	5,401

Total U.S. Government Agency Obligation (cost $5,401)

U.S. GOVERNMENT OBLIGATIONS - 5.9%
U.S. Treasury Note
0.75%, 11/30/2011	14,250	14,262
0.88%, 01/31/2012	16,850	16,890
1.00%, 12/31/2011	14,700	14,731
1.13%, 01/15/2012	13,650	13,693

Total U.S. Government Obligations (cost $59,576)		59,576

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Money Market Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

REPURCHASE AGREEMENTS - 13.8%
Barclays Bank PLC
0.04% ▲, dated 09/30/2011, to be repurchased at $61,200 on 10/03/2011. Collateralized by a U.S. Government Obligation, 3.38%, due 06/30/2013, with a value of $62,424.	$61,200	$61,200
Deutsche Bank AG
0.05% ▲, dated 09/30/2011, to be repurchased at $23,400 on 10/03/2011. Collateralized by a U.S. Government Obligation, 4.13%, due 03/13/2020, with a value of $23,873.	23,400	23,400
HSBC Bank USA
0.05% ▲, dated 09/30/2011, to be repurchased at $33,190 on 10/03/2011. Collateralized by U.S. Government Obligations, 4.38% - 5.00%, due 07/15/2014 - 07/17/2015, with a total value of $33,857.	33,190	33,190
HSBC USA, Inc.
0.03% ▲, dated 09/30/2011, to be repurchased at $22,130 on 10/03/2011. Collateralized by a U.S. Government Obligation, 2.63%, due 11/15/2020, with a value of $22,578.	$22,130	$22,130
State Street Bank & Trust Co.
0.03% ▲, dated 09/30/2011, to be repurchased at $6 on 10/03/2011. Collateralized by a U.S. Government Obligation, Zero Coupon, due 12/29/2011, with a value of $10.	6	6

Total Repurchase Agreements (cost $139,926)		139,926

Total Investment Securities (cost $1,023,344) #		1,023,344
Other Assets and Liabilities — Net		(10,502)

Net Assets		$1,012,842

NOTES TO SCHEDULE OF INVESTMENTS:
*	Floating or variable rate note. Rate is listed as of 09/30/2011.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $1,023,344.
DEFINITION:
144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2011, these securities aggregated $198,098, or 19.56%, of the fund’s net assets.
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011
Certificates of Deposit	$—	$324,898	$—	$324,898
Commercial Papers	—	303,430	—	303,430
Corporate Debt Securities	—	59,498	—	59,498
Repurchase Agreements	—	139,926	—	139,926
Short-Term Foreign Government Obligations	—	39,287	—	39,287
Short-Term U.S. Government Obligations	—	91,328	—	91,328
U.S. Government Agency Obligations	—	5,401	—	5,401
U.S. Government Obligation	—	59,576	—	59,576
Total	$—	$1,023,344	$—	$1,023,344

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners High Quality Bond Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2011
(unaudited)

	Principal	Value
	(000’s)	(000’s)

U.S. GOVERNMENT OBLIGATIONS - 3.6%
U.S. Treasury Note
0.38%, 07/31/2013 ^	$17,000	$17,037
Total U.S. Government Obligations (cost $17,051)
U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.0%
Fannie Mae
1.75%, 02/22/2013	4,000	4,074
2.50%, 05/15/2014 ^	950	996
4.00%, 12/25/2029 - 07/25/2033	530	536
5.50%, 12/01/2022	723	791
6.00%, 07/01/2014 - 09/01/2014	177	192
Freddie Mac
1.00%, 03/27/2013 ^	5,000	5,048
2.87%, 12/15/2016	273	274
3.38%, 03/15/2018	1,884	1,957
4.00%, 09/15/2016 - 09/15/2017	1,057	1,068
5.50%, 04/01/2017	255	277
6.00%, 10/15/2021	967	990
6.50%, 02/01/2013 - 04/01/2013	38	39
Ginnie Mae
4.66%, 12/16/2030 *	1,262	1,317
5.59%, 11/20/2059	4,007	4,400
5.65%, 06/20/2059	4,961	5,458
5.75%, 12/15/2022	751	837

Total U.S. Government Agency Obligations (cost $27,902)		28,254

FOREIGN GOVERNMENT OBLIGATIONS - 1.9%
Province of Ontario Canada
1.38%, 01/27/2014 ^	4,795	4,848
Province of Quebec Canada
4.88%, 05/05/2014 ^	3,650	4,020

Total Foreign Government Obligations (cost $8,784)		8,868

MORTGAGE-BACKED SECURITIES - 19.9%
Bear Stearns Commercial Mortgage Securities
Series 2007-PW15, Class A2
5.21%, 02/11/2044	1,130	1,136
CFCRE Commercial Mortgage Trust
Series 2011-C1, Class A2
3.76%, 04/15/2044 - 144A	3,000	3,044
Commercial Mortgage Pass-Through Certificates
Series 2001-J2A, Class B
6.30%, 07/16/2034 - 144A	2,425	2,419
Series 2005-LP5, Class A2
4.63%, 05/10/2043	1,269	1,272
Series 2006-C8, Class A3
5.31%, 12/10/2046	5,690	5,941
Community Program Loan Trust
Series 1987-A, Class A4
4.50%, 10/01/2018	324	326
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5, Class A2
4.18%, 11/15/2037	780	780
Credit Suisse Mortgage Capital Certificates
Series 2007-C5, Class A2
5.59%, 09/15/2040	2,947	2,994
CW Capital Cobalt, Ltd.
Series 2006-C1, Class A2
5.17%, 08/15/2048	3,109	3,100
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1
3.74%, 11/10/2046 - 144A	4,446	4,561
Series 2011-LC3A, Class A2
3.64%, 08/10/2044	1,400	1,444
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class A2
4.35%, 06/10/2048	2,118	2,116
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A2
4.31%, 08/10/2042	691	690
Series 2006-GG7, Class A2
6.03%, 07/10/2038 *	1,391	1,391
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A4
4.96%, 08/10/2038	4,238	4,238
Series 2006-GG6, Class A2
5.51%, 04/10/2038 *	551	558
Series 2006-GG6, Class AAB
5.59%, 04/10/2038 *	3,897	4,108
Series 2006-GG8, Class AAB
5.54%, 11/10/2039	4,700	4,961
Series 2007-GG10, Class AAB
5.98%, 08/10/2045 *	5,010	5,169
Interstar Millennium Trust
Series 2003-3G, Class A2
0.86%, 09/27/2035 *	167	154
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class A2
6.06%, 04/15/2045 *	644	644
Series 2007-C1, Class A3
5.79%, 02/15/2051	7,000	7,405
LB-UBS Commercial Mortgage Trust
Series 2003-C7, Class A3
4.56%, 09/15/2027 *	4,550	4,553
Series 2005-C7, Class A2
5.10%, 11/15/2030	619	618
Series 2006-C4, Class AAB
6.04%, 06/15/2032	3,801	4,018
Series 2006-C7, Class A2
5.30%, 11/15/2038	2,102	2,109
Series 2007-C2, Class A2
5.30%, 02/15/2040	3,402	3,412
Merrill Lynch Mortgage Trust
Series 2005-MKB2, Class A2
4.81%, 09/12/2042	1,843	1,842
Series 2006-C1, Class A2
5.81%, 05/12/2039 *	465	474
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8, Class A2
6.13%, 08/12/2049 *	2,000	2,075
Wachovia Bank Commercial Mortgage Trust
Series 2003-C5, Class A1
2.99%, 06/15/2035	447	447
Series 2003-C9, Class A3
4.61%, 12/15/2035	997	1,009

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners High Quality Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

	Principal	Value
	(000’s)	(000’s)

MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust (continued)
Series 2007-C30, Class A3
5.25%, 12/15/2043	$4,700	$4,765
Series 2007-C30, Class APB
5.29%, 12/15/2043	5,000	5,251
Series 2007-C33, Class A3
6.10%, 02/15/2051 *	4,300	4,499
Wells Fargo Mortgage Backed Securities Trust
Series 2005-9, Class 1A1
4.75%, 10/25/2035	283	282

Total Mortgage-Backed Securities (cost $93,556)		93,805

ASSET-BACKED SECURITIES - 30.3%
AmeriCredit Automobile Receivables Trust
Series 2009-1, Class B
9.79%, 04/15/2014	1,000	1,092
Avis Budget Rental Car Funding AESOP LLC
Series 2010-5A, Class A
3.15%, 03/20/2017 - 144A	2,000	2,061
BMW Vehicle Owner Trust
Series 2010-A, Class A4
2.10%, 10/25/2016	4,000	4,094
Cabela’s Master Credit Card Trust
Series 2006-3A, Class A1
5.26%, 10/15/2014 - 144A	3,000	2,994
Capital One Multi-Asset Execution Trust
Series 2008-A3, Class A3
5.05%, 02/15/2016	4,750	5,057
CarMax Auto Owner Trust
Series 2010-2, Class A3
1.41%, 02/16/2015	4,750	4,782
CenterPoint Energy Transition Bond Co., LLC
Series 2009-1, Class A1
1.83%, 02/15/2016	3,694	3,762
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-4, Class 1A6
4.43%, 10/25/2014 *	1,209	1,209
CIT Equipment Collateral
Series 2009-VT1, Class A3
3.07%, 08/15/2016 - 144A	295	296
Citibank Credit Card Issuance Trust
Series 2009-A4, Class A4
4.90%, 06/23/2016	2,100	2,330
Series 2009-A5, Class A5
2.25%, 12/23/2014 ^	3,000	3,060
Citibank Omni Master Trust
Series 2009-A8, Class A8
2.33%, 05/16/2016 - 144A *	2,850	2,874
CNH Equipment Trust
Series 2009-B, Class A4
5.17%, 10/15/2014	2,181	2,241
Series 2009-C, Class A4
3.00%, 08/17/2015	3,000	3,067
Series 2009-C, Class B
4.98%, 04/15/2016	500	524
Series 2010-A, Class B
4.04%, 09/15/2016	2,175	2,252
Series 2010-B, Class A4
1.74%, 01/17/2017	4,400	4,467
Series 2011-B, Class A4
1.29%, 09/15/2017	3,495	3,495
Discover Card Master Trust
Series 2008-A4, Class A4
5.65%, 12/15/2015	4,500	4,879
Entergy Texas Restoration Funding LLC
Series 2009-A, Class A1
1.00%, 02/01/2016	1,664	1,703
Ford Credit Auto Owner Trust
Series 2007-A, Class B
5.60%, 10/15/2012	1,000	1,008
Series 2010-A, Class A3
1.32%, 06/15/2014	2,420	2,429
Series 2010-B, Class A4
1.58%, 09/15/2015	2,725	2,771
Series 2010-B, Class B
2.54%, 02/15/2016	5,500	5,678
Ford Credit Floorplan Master Owner Trust
Series 2010-5, Class A1
1.50%, 09/15/2015	2,000	2,013
GE Capital Credit Card Master Note Trust
Series 2009-2, Class A
3.69%, 07/15/2015	4,377	4,481
Series 2010-3, Class A
2.21%, 06/15/2016	3,000	3,068
GE Equipment Midticket LLC
Series 2009-1, Class A4
3.13%, 11/16/2020	4,750	4,851
GE Equipment Transportation LLC
Series 2011-1, Class A4
1.33%, 05/20/2019	1,000	1,005
Honda Auto Receivables Owner Trust
Series 2009-2, Class A3
2.79%, 01/16/2012	321	323
Series 2009-2, Class A4
4.43%, 08/15/2012	2,650	2,724
Series 2010-1, Class A3
1.25%, 10/21/2013	1,749	1,755
Huntington Auto Trust
Series 2011-1A, Class A4
1.31%, 11/15/2016 - 144A	2,000	2,000
Series 2011-1A, Class B
1.84%, 01/17/2017 - 144A	1,500	1,499
Hyundai Auto Receivables Trust
Series 2008-A, Class A3
4.93%, 12/17/2012	371	372
Series 2010-B, Class A4
1.63%, 03/15/2017	2,000	2,029
Series 2011-A, Class A4
1.78%, 12/15/2015	3,000	3,068
Macquarie Equipment Funding Trust
Series 2011-A, Class A3
1.91%, 04/20/2017 - 144A	1,800	1,819
Massachusetts RRB Special Purpose Trust
Series 2005-1, Class A4
4.40%, 03/15/2015	1,397	1,447
MBNA Credit Card Master Note Trust
Series 2004-B1, Class B1
4.45%, 08/15/2016	1,100	1,176
Mercedes-Benz Auto Receivables Trust
Series 2010-1, Class A3
1.42%, 08/15/2014	1,656	1,665

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners High Quality Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

	Principal	Value
	(000’s)	(000’s)

ASSET-BACKED SECURITIES (continued)
MMAF Equipment Finance LLC
Series 2009-AA, Class A4
3.51%, 01/15/2030 - 144A	$5,385	$5,615
Series 2011-AA, Class A3
1.27%, 09/15/2015 - 144A	1,350	1,353
Nissan Auto Lease Trust
Series 2009-B, Class A3
2.07%, 01/15/2015	17	17
North Carolina State Education Assistance Authority
Series 2011-2, Class A1
0.79%, 10/26/2020*	1,500	1,497
Popular ABS Mortgage Pass-Through Trust
Series 2005-3, Class AF3
4.44%, 07/25/2035*	83	83
Railcar Leasing LLC
Series 1, Class A2
7.13%, 01/15/2013- 144A Ə	4,028	4,165
Toyota Auto Receivables Owner Trust
Series 2010-A, Class A3
1.27%, 12/16/2013	3,547	3,559
USAA Auto Owner Trust
Series 2009-2, Class A4
2.53%, 06/17/2013	1,005	1,030
Series 2010-1, Class A3
1.30%, 06/16/2014	1,970	1,978
Volkswagen Auto Loan Enhanced Trust
Series 2010-1, Class A4
2.14%, 08/22/2016	1,870	1,907
Series 2011-1, Class A3
1.22%, 06/22/2015	3,250	3,281
World Financial Network Credit Card Master Trust
Series 2009-B, Class A
3.79%, 05/15/2016	2,450	2,503
Series 2009-D, Class A
4.66%, 05/15/2017	1,250	1,323
Series 2010-A, Class A
3.96%, 04/15/2019	4,750	5,114
World Omni Auto Receivables Trust
Series 2010-A, Class A4
2.21%, 09/15/2013	2,200	2,241
World Omni Automobile Lease Securitization Trust
Series 2011-A, Class A3
1.49%, 10/15/2014	3,750	3,771

Total Asset-Backed Securities (cost $141,754)		142,857

CORPORATE DEBT SECURITIES - 36.2%
Aerospace & Defense - 0.3%
Lockheed Martin Corp.
2.13%, 09/15/2016	1,320	1,312
Beverages - 2.0%
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 03/26/2013	4,700	4,802
Bottling Group LLC
6.95%, 03/15/2014	4,210	4,814
Capital Markets - 3.8%
Credit Suisse
5.50%, 05/01/2014	4,230	4,472
Goldman Sachs Group, Inc.
0.45%, 02/06/2012 * ^	4,330	4,323
3.63%, 08/01/2012	3,005	3,047
Morgan Stanley
6.00%, 05/13/2014	6,100	6,177
Chemicals - 0.6%
Airgas, Inc.
4.50%, 09/15/2014	2,591	2,762
Commercial Banks - 4.0%
Bank of Nova Scotia
2.25%, 01/22/2013 ^	6,640	6,766
PNC Funding Corp.
2.70%, 09/19/2016	4,175	4,175
Wells Fargo Bank NA -Series AI
4.75%, 02/09/2015	5,000	5,210
Westpac Banking Corp.
2.25%, 11/19/2012	2,705	2,741
Commercial Services & Supplies - 1.4%
Yale University
2.90%, 10/15/2014 ^	6,250	6,630
Consumer Finance - 2.4%
American Express Credit Corp.
1.21%, 06/24/2014 * ^	4,345	4,303
7.30%, 08/20/2013	3,350	3,667
Capital One Financial Corp.
2.13%, 07/15/2014 ^	2,195	2,173
Caterpillar Financial Services Corp.
1.38%, 05/20/2014	1,410	1,418
Diversified Financial Services - 8.0%
Bank of America Corp.
4.90%, 05/01/2013	3,025	3,000
Citigroup, Inc.
5.30%, 10/17/2012 ^	4,625	4,740
CME Group, Inc.
5.40%, 08/01/2013	2,275	2,435
Diageo Finance BV
5.50%, 04/01/2013	3,320	3,544
FUEL Trust
3.98%, 06/15/2016 - 144A	1,750	1,713
4.21%, 04/15/2016 - 144A	2,060	2,052
General Electric Capital Corp.
1.88%, 09/16/2013	2,000	2,009
2.10%, 01/07/2014 ^	5,700	5,733
John Deere Capital Corp.
5.25%, 10/01/2012	2,875	3,004
JPMorgan Chase & Co.
3.45%, 03/01/2016	5,610	5,633
NYSE Euronext
4.80%, 06/28/2013	3,670	3,899
Diversified Telecommunication Services - 1.4%
AT&T, Inc.
4.95%, 01/15/2013	6,375	6,677
Electric Utilities - 1.4%
Hydro Quebec
2.00%, 06/30/2016	4,160	4,246
Public Service Electric & Gas Co.
5.13%, 09/01/2012	2,365	2,449
Food & Staples Retailing - 0.2%
CVS Caremark Corp.
3.25%, 05/18/2015	1,100	1,158
Household Products - 0.8%
Procter & Gamble Co.
1.38%, 08/01/2012	3,870	3,895

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners High Quality Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

	Principal	Value
	(000’s)	(000’s)

Insurance - 4.1%
Berkshire Hathaway Finance Corp.
5.00%, 08/15/2013	$2,465	$2,646
Berkshire Hathaway, Inc.
1.40%, 02/10/2012 ^	4,920	4,937
Metropolitan Life Global Funding I
2.50%, 09/29/2015 - 144A	7,285	7,341
5.13%, 06/10/2014 - 144A	430	464
New York Life Global Funding
5.38%, 09/15/2013 - 144A	3,745	4,056
Machinery - 0.5%
Caterpillar, Inc.
1.38%, 05/27/2014	2,365	2,381
Media - 0.6%
Comcast Corp.
5.30%, 01/15/2014	2,600	2,819
Office Electronics - 0.7%
Xerox Corp.
8.25%, 05/15/2014	3,005	3,421
Oil, Gas & Consumable Fuels - 1.7%
Shell International Finance BV
4.00%, 03/21/2014	4,025	4,338
Total Capital Canada, Ltd.
1.63%, 01/28/2014 ^	3,460	3,521
Pharmaceuticals - 0.7%
Novartis Capital Corp.
1.90%, 04/24/2013	3,215	3,281
Real Estate Investment Trusts - 0.2%
Boston Properties, LP
6.25%, 01/15/2013 ^	776	817
Wireless Telecommunication Services - 1.4%
ALLTEL Corp.
7.00%, 07/01/2012	6,150	6,421

Total Corporate Debt Securities (cost $169,408)		171,422

		Value
	Shares	(000’s)

SECURITIES LENDING COLLATERAL - 5.8%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.19% ▲	27,276,081	27,276
Total Securities Lending Collateral (cost $27,276)

	Principal	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENT - 1.6%
State Street Bank & Trust Co.
0.03% ▲, dated 09/30/2011, to be repurchased at $7,728 on 10/03/2011. Collateralized by a U.S. Government Obligation, Zero Coupon, due 12/29/2011, with a value of $7,885.	$7,728	7,728

Total Repurchase Agreement (cost $7,728)
Total Investment Securities (cost $493,459) #		497,247
Other Assets and Liabilities — Net		(25,133)

Net Assets		$472,114

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners High Quality Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $26,706.

*	Floating or variable rate note. Rate is listed as of 09/30/2011.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $4,165, or 0.88% of the fund’s net assets.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $493,459. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $5,620 and $1,832, respectively. Net unrealized appreciation for tax purposes is $3,788.
DEFINITIONS (all amounts in thousands): Э
144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2011, these securities aggregated $50,326, or 10.66%, of the fund’s net assets.
VALUATION SUMMARY (all amounts in thousands): Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	9/30/2011
Asset-Backed Securities	$—	$142,857	$—	$142,857
Corporate Debt Securities	—	171,422	—	171,422
Foreign Government Obligations	—	8,868	—	8,868
Mortgage-Backed Securities	—	93,805	—	93,805
Repurchase Agreement	—	7,728	—	7,728
Securities Lending Collateral	27,276	—	—	27,276
U.S. Government Agency Obligations	—	28,254	—	28,254
U.S. Government Obligations	—	17,037	—	17,037
Total	$27,276	$469,971	$—	$497,247

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2011
(unaudited)

		Principal	Value
		(000’s)	(000’s)

U.S. GOVERNMENT OBLIGATIONS - 97.9%
U.S. Treasury Bond
2.13%, 08/15/2021 ^		$2,020	$2,056
3.13%, 05/15/2021 ^ α		10,040	11,144
3.63%, 02/15/2021 ^ α γ		3,175	3,668
4.38%, 05/15/2040 ^ γ		830	1,068
U.S. Treasury Inflation Indexed Bond
0.13%, 04/15/2016		12,831	13,257
0.63%, 07/15/2021 ^		5,948	6,208
1.13%, 01/15/2021		10,136	11,064
1.75%, 01/15/2028		4,357	5,047
2.00%, 01/15/2026		15,753	18,713
2.13%, 02/15/2040		22,370	28,383
2.13%, 02/15/2041		14,446	18,448
2.38%, 01/15/2025 - 01/15/2027		31,095	38,494
2.50%, 01/15/2029		584	750
3.38%, 04/15/2032		975	1,439
3.63%, 04/15/2028 ^		7,473	10,748
3.88%, 04/15/2029		13,165	19,808
U.S. Treasury Inflation Indexed Note
0.50%, 04/15/2015		16,929	17,616
1.25%, 04/15/2014		9,506	9,960
1.38%, 07/15/2018 ^		5,207	5,770
1.38%, 01/15/2020 γ		5,910	6,580
1.63%, 01/15/2015 - 01/15/2018		7,912	8,614
1.88%, 07/15/2013		16,341	17,105
1.88%, 07/15/2019 ^ γ		8,068	9,286
2.00%, 04/15/2012 - 01/15/2016		38,553	40,366
2.13%, 01/15/2019		2,273	2,648
2.38%, 01/15/2017		21,570	24,803
2.50%, 07/15/2016		6,425	7,384
3.00%, 07/15/2012		1,885	1,938
3.38%, 01/15/2012		7,468	7,531
U.S. Treasury Note
1.50%, 06/30/2016 - 07/31/2016		1,817	1,866

Total U.S. Government Obligations (cost $324,161)			351,762

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Hellenic Republic Government Bond
2.30%, 07/25/2030	EUR	1,144	453
Italy Buoni Poliennali Del Tesoro
2.10%, 09/15/2021	EUR	1,305	1,418

Total Foreign Government Obligations (cost $2,656)			1,871

MORTGAGE-BACKED SECURITY - 0.1%
GMAC Commercial Mortgage Securities, Inc.
Series 2004-C3, Class A4
4.55%, 12/10/2041		$185	186
Total Mortgage-Backed Security (cost $178)
STRUCTURED NOTES DEBT - 0.5%
Commercial Banks - 0.1%
International Bank for Reconstruction & Development CPI
2.09%, 12/10/2013*		315	320
Consumer Finance - 0.2%
SLM Corp. CPI
4.23%, 01/31/2014 *		$900	$857
Diversified Financial Services - 0.2%
Bear Stearns Cos., LLC CPI
5.37%, 03/10/2014 *		649	645

Total Structured Notes Debt (cost $1,780)			1,822

	Notional
	Amount	Value
	(000’s)	(000’s)

PURCHASED SWAPTIONS - 0.3% π
Call Options - 0.3%
If exercised the Series receives 4.39%, and pays floating 3 month LIBOR,
European Style	5,000	941
Expires 05/08/2012
Put Options - 0.0% ∞
If exercised the Series receives floating 3 month LIBOR, and pays 3.9%,
European Style	3,600	78
Expires 09/19/2013
If exercised the Series receives floating 3 month LIBOR, and pays 4.39%,
European Style	5,000	8
Expires 05/08/2012

Total Purchased Swaptions (cost $677)		1,027

		Value
	Shares	(000’s)

SECURITIES LENDING COLLATERAL - 6.3%
State Street Navigator Securities Lending Trust — Prime Portfolio, 22,671,1480.19% ▲	22,671,148	22,671
Total Securities Lending Collateral (cost $22,671)

	Principal	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co.
0.03% ▲, dated 09/30/2011, to be repurchased at $3,948 on 10/03/2011. Collateralized by a U.S. Government Obligation, Zero Coupon, due 12/29/2011, with a value of $4,030.	$3,948	3,948

Total Repurchase Agreement (cost $3,948)
Total Investment Securities (cost $356,071) #		383,287
Other Assets and Liabilities — Net		(24,215

Net Assets		$359,072

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

		Notional
		Amount	Value
		(000’s)	(000’s)

WRITTEN OPTIONS - 0.0% ∞
Call Options - 0.0% ∞
Euro Ə	EUR	(2,600)	$(1)
Call Strike $1.48
Expires 10/31/2011
Put Options - 0.0% ∞
10-Year U.S. Treasury Note Future		$(50)	(30)
Put Strike $133.00
Expires 11/25/2011
USD vs. JPY Ə		(3,660)	(9)
Put Strike $80.00
Expires 10/28/2011
USD vs. JPY Ə		(3,660)	(14)
Put Strike $75.00
Expires 10/28/2011

Total Written Options [premiums: $(263)]			$(54)

WRITTEN SWAPTIONS: π

					Notional	Premiums Paid
	Floating Rate	Pay/Receive	Exercise	Expiration	Amount	(Received)	Value
Description	Index	Floating Rate	Rate	Date	(000’s)	(000’s)	(000’s)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	2.15%	09/09/2013	$(3,600)	$(81)	$(95)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	3.90	03/19/2012	(6,000)	(229)	(913)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.01	02/02/2012	(5,200)	(202)	(858)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.13	12/16/2011	(8,600)	(354)	(1,540)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.78	02/25/2014	(4,000)	(234)	(761)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	1.45	11/14/2011	(2,400)	(6)	(7)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	1.45	11/14/2011	(3,900)	(8)	(11)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	3.90	03/19/2012	(6,000)	(229)	(11)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.01	02/02/2012	(5,200)	(202)	(3)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.13	12/16/2011	(8,600)	(354)	(1)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.78	02/25/2014	(4,000)	(234)	(70)

						$(2,133)	$(4,270)

SWAP AGREEMENTS: π
Interest Rate Swap Agreements — Fixed Rate Payable:

								Net Unrealized
					Notional	Market	Premiums Paid	Appreciation
				Currency	Amount	Value	(Received)	(Depreciation)
Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Code	(000’s)	(000’s)	(000’s)	(000’s)

3-Month USD LIBOR	3.38%	05/04/2021	CBK	USD	$2,400	$281	$—	$281
3-Month USD LIBOR	3.26	05/09/2021	DUB	USD	2,000	213	—	213
3-Month USD-LIBOR	1.16	09/23/2016	DUB	USD	900	(4)	—	(4)
3-Month USD-LIBOR	2.71	08/08/2021	CBK	USD	6,900	385	—	385
3-Month USD-LIBOR	2.17	09/13/2021	DUB	USD	4,200	26	—	26
3-Month USD-LIBOR	2.08	09/28/2021	DUB	USD	400	(1)	—	(1)
U.S. CPI Urban Consumers NAS	2.47	10/25/2020	MYC	USD	2,495	42	—	42
U.S. CPI Urban Consumers NAS	2.67	06/23/2021	DUB	USD	4,345	205	—	205

						$1,147	$—	$1,147

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)
Interest Rate Swap Agreements — Fixed Rate Receivable:

								Net Unrealized
					Notional	Market	Premiums Paid	Appreciation
				Currency	Amount	Value	(Received)	(Depreciation)
Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Code	(000’s)	(000’s)	(000’s)	(000’s)

3-Month USD LIBOR	0.64%	06/21/2013	CBK	USD	$20,700	$(30)	$—	$(30)
3-Month USD-LIBOR	1.19	09/28/2016	DUB	USD	500	2	—	2
U.S. CPI Urban Consumers NAS	1.84	10/25/2015	MYC	USD	4,730	52	—	52

						$24	$—	$24

FUTURES CONTRACTS: g

				Net Unrealized
				Appreciation
				(Depreciation)
Description	Type	Contracts ┌	Expiration Date	(000’s)

10-Year U.S. Treasury Note	Long	117	12/20/2011	$(10)
2-Year U.S. Treasury Note	Short	(69)	12/30/2011	18
30-Year U.S. Treasury Bond	Short	(142)	12/20/2011	(990)
3-Month Canadian Bankers’ Acceptance	Short	(152)	03/19/2012	(73)
5-Year U.S. Treasury Note	Long	152	12/30/2011	(17)
90-Day Australian Bank Bill	Short	(83)	12/08/2011	42
German Euro Bund	Short	(25)	12/08/2011	31
Ultra Long U.S. Treasury Bond	Short	(63)	12/20/2011	(768)

				$(1,767)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
			Dollars Bought	Appreciation
	Bought (Sold)	Settlement	(Sold)	(Depreciation)
Currency	(000’s)	Date	(000’s)	(000’s)

Euro	(1,404)	10/26/2011	$(2,013)	$132
Euro	300	10/26/2011	432	(31)
Euro	(255)	10/26/2011	(366)	24
Japanese Yen	(572,023)	12/05/2011	(7,077)	(345)
Japanese Yen	148,970	12/05/2011	1,870	63

				$(157)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):
^	All or a portion of this security is on loan. The value of all securities on loan is $22,217.

*	Floating or variable rate note. Rate is listed as of 09/30/2011.

π	Securities with an aggregate market value of $1,642 have been pledged by the broker as collateral with the broker for open swap contracts and/or swaptions.

α	A portion of these securities in the amount of $3,570 has been segregated as collateral with the broker for open swaps contracts and/or for swaptions.

γ	A portion of these securities in the amount of $1,419 and cash in the amount of $434 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

∞	Percentage rounds to less than 0.1%.

Г	Contract amounts are not in thousands.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $356,071. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $28,730 and $1,514, respectively. Net unrealized appreciation for tax purposes is $27,216.

Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a total market value of $(24), or (0.01)% of the fund’s net assets.

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)
DEFINITIONS:

CBK	Citibank N.A.

CPI	Consumer Price Index

DUB	Deutsche Bank AG

LIBOR	London Interbank Offered Rate

MYC	Morgan Stanley Capital Services

NAS	National Academy of Sciences
CURRENCY ABBREVIATIONS:

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar
VALUATION SUMMARY (all amounts in thousands): Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011
Foreign Government Obligations	$—	$1,871	$—	$2,191
Mortgage-Backed Securities	—	186	—	186
Purchased Swaptions	—	1,027	—	1,027
Repurchase Agreement	—	3,948	—	3,948
Securities Lending Collateral	22,671	—	—	22,671
Structured Notes Debt	—	1,822	—	1,502
U.S. Government Obligations	—	351,762	—	351,762
Total	$22,671	$360,616	$—	$383,287

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Other Financial Instruments	Prices	Inputs	Inputs	09/30/2011
Written Options	$—	$(54)	$—	$(54)
Written Swaptions	—	(4,270)	—	(4,270)
Total	$—	$(4,324)	$—	$(4,324)

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments ₣	Prices	Inputs	Inputs	09/30/2011
Futures Contracts — Appreciation	$91	$—	$—	$91
Futures Contracts — Depreciation	(1,858)	—	—	(1,858)
Forward Contracts — Appreciation	—	219	—	219
Forward Contracts — Depreciation	—	(376)	—	(376)
Interest Rate Swaps — Appreciation	—	1,206	—	1,206
Interest Rate Swaps — Depreciation	—	(35)	—	(35)
Total	$(1,767)	$1,014	$—	$(753)

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

₣	Other financial instruments are derivative instruments including, but not limited to, Futures Contracts, Forward Foreign Currency Contracts, and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2011
(unaudited)

	Principal	Value
	(000’s)	(000’s)

U.S. GOVERNMENT OBLIGATIONS - 11.6%
U.S. Treasury Bond
2.13%, 08/15/2021 ^ γ	$53,205	$54,145
3.75%, 08/15/2041 ^ γ a	49,970	58,176
4.38%, 05/15/2041 ^	3,810	4,922
4.75%, 02/15/2041 γ a	13,740	18,774
U.S. Treasury Inflation Indexed Bond
0.63%, 07/15/2021	3,810	3,976
1.75%, 01/15/2028	5,036	5,834
U.S. Treasury Note
0.25%, 09/15/2014	11,280	11,225
0.63%, 01/31/2013 γ	3,500	3,519
1.00%, 09/30/2016	12,650	12,671
1.25%, 09/30/2018	5,150	5,125
2.50%, 04/30/2015 a	4,825	5,153

Total U.S. Government Obligations (cost $175,589)		183,520

U.S. GOVERNMENT AGENCY OBLIGATIONS - 46.9%
Fannie Mae
1.98%, 01/01/2035 *	58	60
2.04%, 08/01/2034 *	27	28
2.74%, 08/01/2035	157	165
3.06%, 03/01/2041 *	1,665	1,737
3.15%, 03/01/2041 *	2,232	2,319
3.32%, 12/01/2040 *	3,857	4,029
3.83%, 10/09/2019 ▲	5,460	4,151
4.00%, 02/01/2026 - 09/01/2041	117,996	125,014
4.50%, 10/01/2040 - 08/01/2041	110,564	117,940
4.63%, 05/01/2013	10,200	10,838
5.00%, 07/01/2034 - 07/01/2035	28,488	30,780
5.25%, 08/01/2012 γ	5,040	5,248
5.50%, 07/01/2014 - 08/01/2037	34,385	37,571
5.78%, 08/01/2037 *	16	17
6.00%, 02/01/2034 - 03/01/2038	24,530	27,239
6.50%, 09/01/2037 - 10/01/2039	18,282	20,274
7.00%, 01/01/2015 - 09/01/2016	122	133
Fannie Mae, TBA
3.50%	27,000	27,791
4.50%	86,300	91,558
5.00%	23,800	25,592
5.50%	35,200	38,179
6.00%	2,500	2,742
Farmer Mac Guaranteed Notes Trust 2007-1
5.13%, 04/19/2017 - 144A	900	1,051
Freddie Mac
2.50%, 12/01/2034	39	41
3.06%, 02/01/2041 *	2,720	2,837
3.97%, 01/25/2021 *	3,740	4,087
4.74%, 09/01/2035 *	4,430	4,680
5.50%, 06/15/2015 - 12/01/2016	3,083	3,320
5.56%, 01/01/2038 *	1,031	1,104
5.61%, 04/01/2037 *	387	414
5.63%, 06/13/2016	9,195	10,254
5.67%, 02/01/2037 *	79	84
5.69%, 05/01/2037 *	185	197
5.88%, 05/01/2037 *	182	194
5.97%, 09/01/2037 *	227	244
6.00%, 09/01/2013 - 05/01/2031	1,722	1,905
Freddie Mac, TBA
4.00%	2,100	2,208
4.50%	1,400	1,481
5.00%	20,400	21,873
5.50%	100	108
Ginnie Mae
6.50%, 12/20/2031	46	53
Ginnie Mae, TBA
4.00%	13,800	14,757
4.50%	25,500	27,703
5.00%	27,500	30,199
5.50%	12,500	13,809
6.00%	11,700	13,047
Resolution Funding Corp., Interest STRIPS
2.00%, 07/15/2018 ▲	1,200	1,063
2.15%, 10/15/2018 ▲	1,200	1,054
Tennessee Valley Authority
5.25%, 09/15/2039	7,500	9,607
5.98%, 04/01/2036	440	614
U.S. Small Business Administration
4.50%, 02/01/2014	390	408

Total U.S. Government Agency Obligations (cost $729,434)		741,801

FOREIGN GOVERNMENT OBLIGATIONS - 2.6%
Hellenic Republic Government Bond
4.60%, 09/20/2040	EUR780	326
Hydro Quebec
8.05%, 07/07/2024	$8,200	12,198
8.40%, 01/15/2022	3,065	4,488
9.40%, 02/01/2021	1,695	2,600
Indonesia Government International Bond
4.88%, 05/05/2021 - 144 A ^	405	409
4.88%, 05/05/2021 - Reg S ^	1,022	1,032
Poland Government International Bond
5.13%, 04/21/2021 ^	3,505	3,496
Republic of Brazil
7.13%, 01/20/2037	670	856
Republic of Peru
6.55%, 03/14/2037	380	441
Republic of Poland
6.38%, 07/15/2019	490	539
Republic of South Africa
5.50%, 03/09/2020	1,185	1,296
Republic of Turkey
5.63%, 03/30/2021	2,765	2,827
7.00%, 03/11/2019	1,010	1,131
Russian Federation
7.50%, 03/31/2030	3,578	4,020
United Mexican States
5.13%, 01/15/2020 ^	3,605	3,902
5.63%, 01/15/2017	1,693	1,886

Total Foreign Government Obligations (cost $41,283)		41,447

MORTGAGE-BACKED SECURITIES - 12.3%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 7A2
1.07%, 02/25/2035 *	31	27
American Home Mortgage Assets
Series 2006-2, Class 2A1
0.44%, 09/25/2046 *	1,205	592
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

	Principal	Value
	(000’s)	(000’s)

MORTGAGE-BACKED SECURITIES (continued)
Banc of America Funding Corp.
Series 2005-E, Class 4A1
2.83%, 03/20/2035 *	$454	$404
Banc of America Large Loan, Inc.
Series 2010-UB4, Class A4A
5.01%, 12/20/2041 - 144A *	3,510	3,721
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2002-2, Class A3
5.12%, 07/11/2043	11,858	11,946
Series 2006-4, Class AM
5.68%, 07/10/2046	1,100	1,026
Series 2006-5, Class AM
5.45%, 09/10/2047	525	449
Series 2007-3, Class A2
5.80%, 06/10/2049 *	2,352	2,383
Series 2007-3, Class A4
5.80%, 06/10/2049 *	4,240	4,459
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-8, Class 14A1
5.39%, 11/25/2034 *	2,388	2,086
Series 2005-1, Class 4A1
5.26%, 03/25/2035 *	2,718	2,418
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2
3.17%, 11/25/2034 *	143	98
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class AM
5.45%, 12/11/2040 *	610	582
Series 2007-PW17, Class A4
5.69%, 06/11/2050 *	750	798
Bear Stearns Mortgage Funding Trust
Series 2006-AR5, Class 1A2
0.44%, 12/25/2046 *	1,219	290
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD3, Class A5
5.62%, 10/15/2048	1,170	1,230
Series 2007-CD4, Class A4
5.32%, 12/11/2049	4,868	5,017
Countrywide Alternative Loan Trust
Series 2005-36, Class 2A1A
0.56%, 08/25/2035 *	2,036	893
Series 2005-36, Class 3A1
2.73%, 08/25/2035 *	217	141
Series 2005-38, Class A3
0.58%, 09/25/2035 *	530	316
Series 2005-50CB, Class 1A1
5.50%, 11/25/2035	4,624	3,486
Series 2005-51, Class 3A3A
0.57%, 11/20/2035 *	1,762	1,037
Series 2005-59, Class 1A1
0.58%, 11/20/2035 *	268	151
Series 2006-OA21, Class A1
0.44%, 03/20/2047 *	4,842	2,414
Series 2007-5CB, Class 1A31
5.50%, 04/25/2037	3,410	2,246
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-60, Class 1A1
3.17%, 02/25/2034 *	242	199
Series 2004-23, Class A
2.52%, 11/25/2034 *	129	75
Series 2004-R2, Class 1AF1
0.67%, 11/25/2034 - 144A *	68	56
Series 2005-3, Class 1A2
0.54%, 04/25/2035 *	374	221
Series 2006-OA5, Class 2A1
0.45%, 04/25/2036 *	2,038	1,095
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-C3, Class A5
3.94%, 05/15/2038	14,005	14,370
Series 2004- AR5, Class 7A2
2.70%, 06/25/2034 *	554	507
Credit Suisse Mortgage Capital Certificates
Series 2007- C2, Class A2
5.45%, 01/15/2049 *	2,078	2,086
Series 2011-4R, Class 5A1
5.66%, 05/27/2036 - 144A *	4,329	4,121
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2006- OA1, Class A1
0.45%, 02/25/2047 *	3,083	1,823
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A3
5.21%, 06/26/2035 - 144A *	1,270	1,167
Extended Stay America Trust
Series 2010- ESHA, Class A
2.95%, 11/05/2027 - 144A	3,173	3,120
Series 2010-ESHA, Class B
4.22%, 11/05/2027 - 144A	5,000	4,806
Series 2010-ESHA, Class C
4.86%, 11/05/2027 - 144A	2,450	2,331
Series 2010-ESHA, Class D
5.50%, 11/05/2027 - 144A	945	889
First Horizon Alternative Mortgage Securities
Series 2006-FA8, Class 1A8
0.62%, 02/25/2037 *	505	266
GMAC Commercial Mortgage Securities, Inc.
Series 2006-C1, Class AM
5.29%, 11/10/2045 *	920	878
GMAC Mortgage Corp., Loan Trust
Series 2003-AR2, Class 1A1
3.77%, 12/19/2033 *	43	38
Series 2005-AR1, Class 3A
3.09%, 03/18/2035 *	144	120
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A3
4.57%, 08/10/2042	11,200	11,280
Series 2006-GG7, Class AJ
6.07%, 07/10/2038 *	1,270	993
Series 2006-GG7, Class AM
6.07%, 07/10/2038 *	1,430	1,337
Series 2007-GG9, Class A4
5.44%, 03/10/2039	2,275	2,359
GS Mortgage Securities Corp. II
Series 2005-GG4, Class A4A
4.75%, 07/10/2039	3,175	3,369
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

	Principal	Value
	(000’s)	(000’s)

MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust
Series 2005-AR1, Class 2A1
2.94%, 01/25/2035 *	$2,860	$2,537
Harborview Mortgage Loan Trust
Series 2005-8, Class 1A2A
0.56%, 09/19/2035 *	521	315
Series 2006-11, Class A1A
0.42%, 12/19/2036 *	6,258	3,234
Impac CMB Trust
Series 2004-6, Class 1A1
1.03%, 10/25/2034 *	75	54
IndyMac INDA Mortgage Loan Trust
Series 2006-AR2, Class 4A1
5.46%, 09/25/2036 *	2,600	1,877
Series 2007- AR7, Class 1A1
5.77%, 09/25/2037 *	780	591
IndyMac Index Mortgage Loan Trust
Series 2005- AR14, Class 2A1A
0.53%, 07/25/2035 *	1,719	1,047
Series 2007-AR15, Class 2A1
5.11%, 08/25/2037 *	1,397	845
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2004- CB8, Class A1A
4.16%, 01/12/2039 - 144A	1,454	1,495
Series 2004-LN2, Class A2
5.12%, 07/15/2041	3,470	3,675
Series 2006-CB14, Class AM
5.64%, 12/12/2044 *	1,420	1,326
Series 2007-CB18, Class A3
5.45%, 06/12/2047	4,020	4,162
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1
4.71%, 02/25/2034 *	405	393
Series 2004- A3, Class 1A1
2.55%, 07/25/2034 *	111	100
Series 2006-A2, Class 5A1
2.97%, 11/25/2033 *	231	218
Series 2006-S2, Class 2A2
5.88%, 07/25/2036	735	695
Series 2006-S3, Class 1A12
6.50%, 08/25/2036	1,854	1,724
Series 2007-S1, Class 1A2
5.50%, 03/25/2022	561	523
Series 2007- S1, Class 2A22
5.75%, 03/25/2037	1,936	1,674
LB-UBS Commercial Mortgage Trust
Series 2003- C7, Class A3
4.56%, 09/15/2027 *	7,395	7,400
Series 2004- C8, Class A4
4.51%, 12/15/2029	968	968
Series 2006-C4, Class AM
5.90%, 06/15/2038 *	660	644
Series 2006-C7, Class AM
5.38%, 11/15/2038	660	580
Series 2007-C2, Class A3
5.43%, 02/15/2040	9,658	9,919
Series 2007- C6, Class A4
5.86%, 07/15/2040 *	2,355	2,520
Series 2007- C7, Class A3
5.87%, 09/15/2045 *	3,190	3,422
MASTR Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1
2.71%, 11/25/2035 - 144A *	901	463
Merrill Lynch Mortgage Investors, Inc.
Series 2004-A1, Class 2A1
2.59%, 02/25/2034 *	465	435
Series 2004-A3, Class 4A3
5.01%, 05/25/2034 *	356	347
Series 2005-A3, Class A1
0.52%, 04/25/2035 *	97	71
Series 2005-A4, Class 2A2
2.57%, 07/25/2035 *	433	338
Series 2005-A5, Class A3
2.62%, 06/25/2035 *	400	289
MLCC Mortgage Investors, Inc.
Series 2003-F, Class A1
0.87%, 10/25/2028 *	101	87
Morgan Stanley Capital I
Series 1998-WF2, Class G
6.34%, 01/15/2013 - 144A *	2,410	2,510
Series 2007-IQ15, Class A2
5.84%, 06/11/2049 *	2,200	2,239
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A2
2.66%, 10/25/2034 *	372	330
Series 2006-3AR, Class 2A3
2.62%, 03/25/2036 *	843	433
Morgan Stanley Re-REMIC Trust
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	1,932	1,927
Nomura Asset Acceptance Corp.
Series 2004-R2, Class A1
6.50%, 10/25/2034 - 144A *	161	162
Prime Mortgage Trust
Series 2006-DR1, Class 2A1
5.50%, 05/25/2035 - 144A	4,629	3,985
Series 2006-DR1, Class 2A2
6.00%, 05/25/2035 - 144A	830	729
RBSCF Trust
Series 2010-RR3, Class WBTA
5.90%, 04/16/2017 - 144A *	7,570	8,396
RBSGC Mortgage Pass-Through Certificates
Series 2007-B, Class 1A4
0.70%, 01/25/2037 *	876	436
Residential Accredit Loans, Inc.
Series 2007-QO1, Class A1
0.40%, 02/25/2047 *	880	482
Series 2007-QO4, Class A1A
0.44%, 05/25/2047 *	1,683	938
Residential Asset Securitization Trust
Series 2005-A14, Class A4
5.50%, 12/25/2035	1,011	1,005
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-20, Class 3A1
2.61%, 01/25/2035 *	672	517
Series 2005-15, Class 1A1
2.49%, 07/25/2035 *	975	680
Series 2005-16XS, Class A1
0.57%, 08/25/2035 *	427	324
Series 2007-3, Class 3A1
5.39%, 04/25/2047 *	3,339	2,123
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

	Principal	Value
	(000’s)	(000’s)

MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments, Inc.
Series 2003-AR4, Class A1
0.58%, 01/19/2034 *	$103	$76
Voyager BRSTN Delaware Trust, IO
Series 2009-1, Class UAU7
0.50%, 12/26/2036 - 144A *	821	334
WaMu Alternative Mortgage Pass-Through Certificates
Series 2006-AR3, Class A1A
1.28%, 05/25/2046 *	2,271	1,110
WaMu Mortgage Pass-Through Certificates
Series 2005-AR8, Class 2A1A
0.52%, 07/25/2045 *	110	85
Series 2006-AR14, Class 1A3
5.42%, 11/25/2036 *	1,900	1,329
Series 2007-OA4, Class 1A
1.08%, 05/25/2047 *	2,280	1,369
Series 2007-OA6, Class 1A1B
1.05%, 07/25/2047 *	2,249	662
Wells Fargo Mortgage Backed Securities Trust
Series 2006-3, Class A9
5.50%, 03/25/2036	2,125	2,091

Total Mortgage-Backed Securities (cost $208,277)		193,956

ASSET-BACKED SECURITIES - 6.5%
321 Henderson Receivables I LLC
Series 2010-1A, Class A
5.56%, 07/15/2059 - 144A	5,792	6,648
Series 2010-2A, Class A
4.07%, 01/15/2048 - 144A	1,849	1,924
Series 2010-3A, Class A
3.82%, 12/15/2048 - 144A	3,728	3,753
Amortizing Residential Collateral Trust
Series 2002-BC5, Class M1
1.27%, 07/25/2032 *	364	277
Capital One Multi-Asset Execution Trust
Series 2006-A5, Class A5
0.32%, 01/15/2016 *	1,550	1,546
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-4, Class 1A5
5.42%, 05/25/2033 *	1,088	1,045
Citibank Omni Master Trust
Series 2009-A8, Class A8
2.36%, 05/16/2016 - 144A *	11,940	12,043
Series 2009-A12, Class A12
3.35%, 08/15/2016 - 144A	2,765	2,815
Series 2009-A13, Class A13
5.35%, 08/15/2018 - 144A	3,385	3,710
Series 2009-A17, Class A17
4.90%, 11/15/2018 - 144A	8,285	9,021
Conseco Finance Securitizations Corp.
Series 2002-1, Class A
6.68%, 12/01/2033 *	1,138	1,210
Series 2002-2, Class A2
6.03%, 03/01/2033 *	1,446	1,513
Countrywide Home Equity Loan Trust
Series 2006-RES, Class 4Q1B
0.56%, 12/15/2033 - 144A *	322	186
Globaldrive BV
Series 2008-2, Class A
4.00%, 10/20/2016	1,417	1,915
Merrill Lynch Mortgage Investors, Inc.
Series 2007-SD1, Class A1
0.70%, 02/25/2047 *	1,368	603
Mirant Mid Atlantic Pass-Through Trust
Series C
10.06%, 12/30/2028	312	327
Nelnet Student Loan Trust
Series 2006-1, Class A5
0.41%, 08/23/2027 *	4,475	4,146
Series 2008-4, Class A4
1.73%, 04/25/2017 *	780	795
RAAC Series
Series 2007-RP4, Class A
0.60%, 06/25/2037 - 144A *	1,398	670
Renaissance Home Equity Loan Trust
Series 2007-2, Class AF6
5.88%, 06/25/2037 *	1,494	694
Santander Consumer Acquired Receivables Trust
Series 2011-S1A, Class B
1.66%, 08/15/2016 - 144A	2,662	2,642
Series 2011-S1A, Class C
2.01%, 08/15/2016 - 144A	2,142	2,110
Series 2011- WO, Class C
3.19%, 10/15/2015 - 144A	2,490	2,538
Santander Drive Auto Receivables Trust
Series 2010-2, Class B
2.24%, 12/15/2014	3,840	3,835
Series 2010-2, Class C
3.89%, 07/17/2017	4,520	4,614
Series 2010-B, Class B
2.10%, 09/15/2014 - 144A	3,100	3,098
Series 2010-B, Class C
3.02%, 10/17/2016 - 144A	3,285	3,275
Series 2011- S1A, Class B
1.48%, 07/15/2013 - 144A	1,899	1,886
Series 2011-S1A, Class D
3.10%, 03/15/2013 - 144A	1,996	1,988
Scholar Funding Trust
Series 2011- A, Class A
1.15%, 10/28/2043 - 144A *	2,391	2,380
Securitized Asset Backed Receivables LLC Trust
Series 2007- BR3, Class A2B
0.47%, 04/25/2037 *	2,700	853
SLC Student Loan Trust
Series 2008-1, Class A4A
1.91%, 12/15/2032 *	400	413
SLM Student Loan Trust
Series 2004-B, Class A2
0.55%, 06/15/2021 *	937	903
Series 2008-5, Class A3
1.55%, 01/25/2018 *	2,070	2,112
Series 2008-5, Class A4
1.95%, 07/25/2023 *	10,925	11,223
Structured Asset Securities Corp.
Series 2003-AL2, Class A
3.36%, 01/25/2031 - 144A	2,877	2,631
Series 2007-TC1, Class A
0.55%, 04/25/2031 - 144A *	1,731	1,222
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

	Principal	Value
	(000’s)	(000’s)

ASSET-BACKED SECURITIES (continued)
U.S. Small Business Administration
Series 2002-P10B, Class 1
5.20%, 08/10/2012	$340	$350

Total Asset-Backed Securities (cost $106,105)		102,914

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
New York City Municipal Water Finance Authority
5.38%, 06/15/2043	1,670	1,885
5.50%, 06/15/2043	2,000	2,276

Total Municipal Government Obligations (cost $3,617)		4,161

PREFERRED CORPORATE DEBT SECURITIES - 0.4%
Capital Markets - 0.1%
Credit Suisse
5.86%, 05/15/2017 * Ž ^	3,045	2,391
Lehman Brothers Holdings Capital Trust VII
5.86%, 05/31/2012 Ž Џ § ‡	1,945
State Street Capital Trust IV
1.35%, 06/15/2037 *	290	199
Commercial Banks - 0.2%
ABN Amro North American Holding Preferred
Capital Repackage Trust I
6.52%, 11/08/2012 - 144A * Ž	2,720	2,012
SunTrust Capital VIII
6.10%, 12/15/2036	240	238
Wachovia Capital Trust III
5.57%, 11/25/2011 * Ž	240	197
Diversified Financial Services - 0.1%
JPMorgan Chase Capital XXV
6.80%, 10/01/2037	875	878

Total Preferred Corporate Debt Securities (cost $9,187)		5,915

CORPORATE DEBT SECURITIES - 31.7%
Auto Components - 0.1%
BorgWarner, Inc.
4.63%, 09/15/2020	$1,185	1,275
Capital Markets - 2.4%
BP Capital Markets PLC
3.13%, 03/10/2012 - 10/01/2015	8,125	8,233
Credit Suisse
5.40%, 01/14/2020 ^	1,060	1,018
Goldman Sachs Group, Inc.
3.63%, 02/07/2016 ^	9,470	9,220
3.70%, 08/01/2015	3,650	3,574
Morgan Stanley
2.79%, 05/14/2013 *	9,540	9,225
4.00%, 07/24/2015	1,840	1,734
4.20%, 11/20/2014	1,740	1,702
5.50%, 07/28/2021	4,146	3,840
Chemicals - 0.3%
CF Industries Holdings, Inc.
7.13%, 05/01/2020	4,340	4,943
Westlake Chemical Corp.
6.63%, 01/15/2016	44	44
Commercial Banks - 3.8%
ABN Amro Bank NV
6.38%, 04/27/2021	EUR380	487
Bank of Scotland PLC
5.25%, 02/21/2017 - 144A	100	108
Barclays Bank PLC
5.93%, 09/29/2049 - 144A * Ž ^	630	466
Capital One Capital V
10.25%, 08/15/2039	880	893
CIT Group, Inc.
6.63%, 04/01/2018 - 144A ^	761	757
7.00%, 05/01/2017	1,860	1,804
Commerzbank AG
6.38%, 03/22/2019	EUR1,000	1,007
Credit Suisse Group Finance U.S., Inc.
3.63%, 09/14/2020 *	505	567
Discover Bank
7.00%, 04/15/2020 ^	$330	350
DnB NOR Boligkreditt
2.10%, 10/14/2015 - 144A	11,965	12,108
2.90%, 03/29/2016 - 144A	10,975	11,374
Eksportfinans ASA
5.50%, 05/25/2016 ^	5,075	5,956
Fifth Third Capital Trust IV
6.50%, 04/15/2037 *	2,125	2,019
Glitnir Banki Hf
6.33%, 07/28/2011 - 144A Џ ‡	290	75
6.69%, 06/15/2016 - 144A Џ ‡ Ə	800	—
HSBC Bank Brasil SA — Banco Multiplo
4.00%, 05/11/2016 - 144A	5,850	5,718
HSBC Bank PLC
3.10%, 05/24/2016 - 144A	2,900	2,883
Kreditanstalt fuer Wiederaufbau
1.38%, 07/15/2013 ^	3,000	3,043
2.00%, 06/01/2016 ^	2,485	2,580
Landsbanki Islands HF
6.10%, 08/25/2049	320	22
Sparebank 1 Boligkreditt AS
1.25%, 10/25/2013 - 144A	6,990	7,021
UBS Preferred Funding Trust V
6.24%, 05/29/2049 * Ž	245	182
Construction Materials - 0.0% ∞
Lafarge SA
7.13%, 07/15/2036 ^	700	604
Consumer Finance - 1.3%
Capital One Financial Corp.
3.15%, 07/15/2016 ^	10,740	10,633
4.75%, 07/15/2021	3,160	3,165
SLM Corp.
5.40%, 10/25/2011	3,365	3,365
6.25%, 01/25/2016	2,845	2,792
Diversified Consumer Services - 0.0% ∞
Service Corp., International
7.50%, 04/01/2027	55	51
7.63%, 10/01/2018	50	53
Diversified Financial Services - 4.7%
AngloGold Ashanti Holdings PLC
5.38%, 04/15/2020 ^	1,355	1,328
CDP Financial, Inc.
3.00%, 11/25/2014 - 144A	8,435	8,817
Citigroup, Inc.
4.59%, 12/15/2015	15,830	16,253
4.75%, 05/19/2015 ^	4,955	5,078
5.00%, 09/15/2014	1,210	1,187
5.38%, 08/09/2020 ^	1,799	1,864
6.00%, 08/15/2017	420	446
Ford Motor Credit Co., LLC
6.63%, 08/15/2017	1,740	1,812
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

	Principal	Value
	(000’s)	(000’s)

Diversified Financial Services (continued)
General Electric Capital Corp.
0.51%, 04/10/2012 *	$4,255	$4,257
General Electric Capital Corp. - Series A
6.88%, 01/10/2039	2,130	2,445
JPMorgan Chase & Co.
3.15%, 07/05/2016	4,256	4,228
4.63%, 05/10/2021	5,110	5,224
JPMorgan Chase Bank NA
6.00%, 07/05/2017 - 10/01/2017	8,320	8,953
Kaupthing Bank Hf
7.13%, 05/19/2016 - 144A Џ ‡ Ə	200	♦
Northern Rock Asset Management PLC
5.63%, 06/22/2017 - 144A	1,335	1,410
Novus USA Trust — Series 2010-1
1.54%, 11/18/2011 - 144A *	3,820	3,794
Reynolds Group Issuer, Inc.
7.88%, 08/15/2019 - 144A ^	2,760	2,663
Russian Agricultural Bank OJSC Via RSHB
Capital SA
6.30%, 05/15/2017 - 144A	170	167
Swiss Re Capital I LP
6.85%, 05/29/2049 - 144A * Ž	2,285	2,078
WEA Finance LLC
4.63%, 05/10/2021 - 144A	1,280	1,222
Woodside Finance, Ltd.
4.60%, 05/10/2021 - 144A	855	883
Diversified Telecommunication Services - 1.7%
America Movil SAB de CV
2.38%, 09/08/2016	3,420	3,308
Frontier Communications Corp.
7.13%, 03/15/2019 ^	75	71
GTE Corp.
6.84%, 04/15/2018	763	919
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 - 144A	1,412	1,310
Level 3 Escrow, Inc.
8.13%, 07/01/2019 - 144A	2,053	1,814
Level 3 Financing, Inc.
8.75%, 02/15/2017	377	347
Qwest Communications International, Inc.
7.13%, 04/01/2018	1,145	1,122
8.00%, 10/01/2015	2,400	2,496
Qwest Corp.
6.50%, 06/01/2017	435	449
7.63%, 06/15/2015	807	863
8.38%, 05/01/2016	842	924
Sprint Capital Corp.
6.88%, 11/15/2028	822	614
8.75%, 03/15/2032	80	70
Telecom Italia Capital SA
5.25%, 10/01/2015	2,115	2,016
Telefonica Emisiones SAU
4.95%, 01/15/2015	4,850	4,786
6.42%, 06/20/2016 ^	75	77
Verizon Communications, Inc.
6.10%, 04/15/2018	2,223	2,651
6.40%, 02/15/2038	1,004	1,231
8.95%, 03/01/2039	210	324
Virgin Media Secured Finance PLC
6.50%, 01/15/2018 ^	2,160	2,295
Electric Utilities - 1.3%
Alabama Power Co.
3.95%, 06/01/2021	1,905	2,068
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	468	490
8.88%, 11/15/2018	459	621
Energy Future Intermediate Holding Co., LLC
10.00%, 12/01/2020	6,135	5,982
FirstEnergy Corp. — Series B
6.45%, 11/15/2011 ^	29	29
FirstEnergy Corp. — Series C
7.38%, 11/15/2031	515	635
Florida Power & Light Co.
5.63%, 04/01/2034	1,000	1,206
Florida Power Corp.
6.40%, 06/15/2038	1,000	1,312
Georgia Power Co.
3.00%, 04/15/2016	3,370	3,530
Jersey Central Power & Light Co.
7.35%, 02/01/2019 ^	1,025	1,306
Midamerican Energy Holdings Co.
5.95%, 05/15/2037	2,560	3,012
Trans-Allegheny Interstate Line Co.
4.00%, 01/15/2015 - 144A	1,050	1,103
Energy Equipment & Services - 0.8%
Cie Generale de Geophysique-Veritas
7.75%, 05/15/2017	105	103
Complete Production Services, Inc.
8.00%, 12/15/2016	195	195
El Paso Pipeline Partners Operating Co., LLC
6.50%, 04/01/2020	2,440	2,686
Ensco PLC
3.25%, 03/15/2016 ^	700	711
4.70%, 03/15/2021 ^	1,459	1,487
Enterprise Products Operating LLC
6.13%, 10/15/2039	2,030	2,210
Gulfmark Offshore, Inc.
7.75%, 07/15/2014	40	39
Pride International, Inc.
6.88%, 08/15/2020	995	1,148
Rockies Express Pipeline LLC
3.90%, 04/15/2015 - 144A	3,949	4,048
Food Products - 0.3%
Kraft Foods, Inc.
5.38%, 02/10/2020	3,300	3,735
6.50%, 08/11/2017	1,120	1,329
Health Care Providers & Services - 0.8%
Fresenius Medical Care U.S. Finance, Inc.
6.88%, 07/15/2017	280	288
HCA, Inc.
6.50%, 02/15/2020	3,408	3,331
7.25%, 09/15/2020	4,395	4,440
Tenet Healthcare Corp.
8.88%, 07/01/2019	2,855	3,019
9.00%, 05/01/2015	1,325	1,398
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/2018 ^	1,685	1,003
Inn of the Mountain Gods Resort & Casino
1.25%, 11/30/2020 - 144A Ώ	40	22
MGM Resorts International
10.38%, 05/15/2014	1,710	1,866
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

	Principal	Value
	(000’s)	(000’s)

Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.
5.30%, 09/15/2019	$731	$825
6.25%, 04/15/2016	1,106	1,295
Independent Power Producers & Energy Traders - 0.0% ∞
AES Corp.
7.75%, 03/01/2014	67	68
Insurance - 2.7%
Allianz Finance II BV
5.75%, 07/08/2041 *	EUR1,000	1,057
American International Group, Inc.
5.45%, 05/18/2017	$1,555	1,489
8.18%, 05/15/2058 *	480	424
AXA SA
5.25%, 04/16/2040 *	EUR1,000	963
Fairfax Financial Holdings, Ltd.
5.80%, 05/15/2021 - 144A	$2,510	2,389
Hartford Financial Services Group, Inc.
6.00%, 01/15/2019	1,470	1,477
ING Verzekeringen NV
3.39%, 06/21/2021 *	EUR380	376
Liberty Mutual Group, Inc.
10.75%, 06/15/2058 - 144A *	$380	452
Lincoln National Corp.
7.00%, 06/15/2040	1,450	1,496
Manulife Financial Corp.
3.40%, 09/17/2015	3,480	3,541
MetLife Capital Trust IV
7.88%, 12/15/2037 - 144A	555	547
Metropolitan Life Global Funding I
2.50%, 01/11/2013 - 144A	17,330	17,513
2.88%, 09/17/2012 - 144A ^	1,525	1,549
Prudential Financial, Inc.
4.50%, 11/15/2020 ^	1,000	993
4.75%, 09/17/2015	3,595	3,753
5.38%, 06/21/2020	1,500	1,574
7.38%, 06/15/2019	1,630	1,910
XL Group PLC
6.50%, 12/29/2049 * Ž ^	1,620	1,272
Life Sciences Tools & Services - 0.0% ∞
Life Technologies Corp.
5.00%, 01/15/2021	461	477
Media - 2.6%
CBS Corp.
4.63%, 05/15/2018 ^	670	717
5.75%, 04/15/2020 ^	1,060	1,167
8.88%, 05/15/2019	1,460	1,865
CCH II LLC
13.50%, 11/30/2016	5,880	6,702
Clear Channel Worldwide Holdings, Inc. - Series B
9.25%, 12/15/2017	950	971
Comcast Corp.
5.88%, 02/15/2018	2,709	3,139
6.95%, 08/15/2037	2,935	3,518
COX Communications, Inc.
8.38%, 03/01/2039 - 144A	3,525	4,856
CSC Holdings LLC
8.50%, 04/15/2014 ^	1,166	1,258
DIRECTV Holdings LLC
3.13%, 02/15/2016	2,095	2,132
DISH DBS Corp.
7.00%, 10/01/2013	115	119
Lamar Media Corp. - Series B
6.63%, 08/15/2015	20	20
NBCUniversal Media LLC
4.38%, 04/01/2021	575	591
5.15%, 04/30/2020	5,746	6,301
News America, Inc.
6.65%, 11/15/2037	40	44
7.63%, 11/30/2028	1,070	1,288
Time Warner Cable, Inc.
5.50%, 09/01/2041	2,070	2,046
5.88%, 11/15/2040	2,045	2,095
Time Warner, Inc.
4.70%, 01/15/2021	950	993
6.10%, 07/15/2040	630	692
Metals & Mining - 1.1%
Barrick Gold Corp.
2.90%, 05/30/2016	10,845	10,988
Barrick North America Finance LLC
4.40%, 05/30/2021	65	67
Cliffs Natural Resources, Inc.
4.88%, 04/01/2021 ^	2,495	2,412
Corp Nacional del Cobre de Chile
3.75%, 11/04/2020 - 144A	1,152	1,145
Novelis, Inc.
8.75%, 12/15/2020 ^	2,735	2,680
Old AII, Inc.
9.00%, 12/15/2014 Џ ‡ Ə Ώ	560	—
Steel Dynamics, Inc.
6.75%, 04/01/2015 ^	105	103
7.38%, 11/01/2012	55	56
Multiline Retail - 0.5%
Dollar General Corp.
11.88%, 07/15/2017 Ώ	3,630	4,011
Macy’s Retail Holdings, Inc.
5.90%, 12/01/2016	4,130	4,533
Multi-Utilities - 0.2%
Dominion Resources, Inc.
1.95%, 08/15/2016 ^	2,650	2,638
Dominion Resources, Inc. - Series D
8.88%, 01/15/2019	560	746
Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	5,445	5,956
6.38%, 09/15/2017	5,638	6,326
6.95%, 06/15/2019	820	951
Arch Coal, Inc.
7.25%, 10/01/2020	4,130	3,965
Chesapeake Energy Corp.
6.63%, 08/15/2020	2,346	2,416
Consol Energy, Inc.
8.00%, 04/01/2017	2,610	2,727
8.25%, 04/01/2020	365	384
El Paso Corp.
6.50%, 09/15/2020	1,605	1,714
7.80%, 08/01/2031	19	22
Enterprise Products Operating LLC
5.20%, 09/01/2020 ^	3,350	3,683
6.30%, 09/15/2017	1,775	2,060
KeySpan Gas East Corp.
5.82%, 04/01/2041 - 144A	2,100	2,550
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

	Principal	Value
	(000’s)	(000’s)

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners, LP
5.95%, 02/15/2018	$2,150	$2,447
6.38%, 03/01/2041	660	701
6.55%, 09/15/2040	470	525
Marathon Petroleum Corp.
6.50%, 03/01/2041 - 144 A	3,154	3,403
MEG Energy Corp.
6.50%, 03/15/2021 - 144 A	4,030	3,859
Nexen, Inc.
7.50%, 07/30/2039	2,660	3,115
OGX Petroleo e Gas Participacoes SA
8.50%, 06/01/2018 - 144 A	635	568
Pemex Project Funding Master Trust
6.63%, 06/15/2035	1,060	1,137
Petrobras International Finance Co.
3.88%, 01/27/2016	5,825	5,778
5.75%, 01/20/2020	7,340	7,620
5.88%, 03/01/2018	1,010	1,052
6.13%, 10/06/2016 ^	371	403
Plains Exploration & Production Co.
10.00%, 03/01/2016	455	494
Range Resources Corp.
5.75%, 06/01/2021	450	467
Rockies Express Pipeline LLC
6.85%, 07/15/2018 - 144 A	856	899
SemGroup, LP (Escrow Shares)
8.75%, 11/15/2049	125	—
Tennessee Gas Pipeline Co.
7.00%, 10/15/2028	665	778
Valero Energy Corp.
6.13%, 02/01/2020 ^	1,060	1,176
6.63%, 06/15/2037	468	503
Weatherford International, Ltd.
6.75%, 09/15/2040 ^	680	725
Western Gas Partners, LP
5.38%, 06/01/2021	3,010	3,020
Williams Partners, LP
4.13%, 11/15/2020	4,250	4,217
Paper & Forest Products - 0.1%
International Paper Co.
5.30%, 04/01/2015 ^	176	187
Inversiones CMPC SA
4.75%, 01/19/2018 - 144 A ^	985	995
Pharmaceuticals - 0.2%
Teva Pharmaceutical Finance II BV
3.00%, 06/15/2015	2,330	2,442
Real Estate Investment Trusts - 0.3%
Hospitality Properties Trust
5.63%, 03/15/2017 ^	1,507	1,530
Mack-Cali Realty, LP
7.75%, 08/15/2019	1,300	1,541
Ventas Realty, LP
4.75%, 06/01/2021	1,155	1,109
Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc.
6.50%, 02/01/2017	30	28
7.63%, 06/01/2015	35	34
Realogy Corp.
7.88%, 02/15/2019 - 144 A ^	2,020	1,524
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC
5.75%, 05/01/2040	4,680	5,506
Software - 0.3%
First Data Corp.
7.38%, 06/15/2019 - 144A	2,565	2,277
12.63%, 01/15/2021 - 144A ^	2,130	1,576
Oracle Corp.
5.38%, 07/15/2040 - 144A	425	493
Wireless Telecommunication Services - 0.7%
Cricket Communications, Inc.
7.75%, 05/15/2016	2,093	2,101
Crown Castle Towers LLC
6.11%, 01/15/2020 - 144A	7,340	8,250
MetroPCS Wireless, Inc.
7.88%, 09/01/2018	467	453

Total Corporate Debt Securities (cost $500,229)		502,059

CONVERTIBLE BOND - 0.1%
Machinery - 0.1%
Navistar International Corp.
3.00%, 10/15/2014	1,020	1,012
Total Convertible Bond (cost $1,207)

		Value
	Shares	(000’s)

PREFERRED STOCKS - 0.1%
Consumer Finance - 0.0% ∞
Ally Financial, Inc., 7.00% - 144A	341	228
Diversified Financial Services - 0.1%
Citigroup Capital XIII, 7.88% *	49,180	1,300
U.S. Government Agency Obligation - 0.0% ∞
Fannie Mae, 0.00% *	1,300	4
Fannie Mae, 0.00% *	81,175	154
Freddie Mac, 8.38% *	93,300	186

Total Preferred Stocks (cost $3,443)		1,872

COMMON STOCK - 0.0% ∞
Oil, Gas & Consumable Fuels - 0.0% ∞
SemGroup Corp. — Class A ‡ ^	323	6
Total Common Stock (cost $8)
WARRANT - 0.0% ∞
Oil, Gas & Consumable Fuels - 0.0% ∞
SemGroup Corp. ‡
Expiration: 11/30/2014
Exercise Price: $25.00	340	1
Total Warrant (cost $♦)

	Notional
	Amount	Value
	(000’s)	(000’s)

PURCHASED OPTIONS - 0.0% ∞
Call Options - 0.0% ∞
10-Year U.S. Treasury Note Future	$269	256
Call Strike $131.00
Expires 11/25/2011
10-Year U.S. Treasury Note Future	269	55
Call Strike $134.00
Expires 11/25/2011
Put Options - 0.0% ∞
Eurodollar, Mid-Curve 1-Year Future	4,695	446
Put Strike $99.25
Expires 03/16/2012

Total Purchased Options (cost $806)		757

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)

	Notional
	Amount	Value
	(000’s)	(000’s)

PURCHASED SWAPTIONS - 0.1% π
Call Swaptions -0.1%
If exercised the Portfolio receives 1.76%, and pays floating 3 month LIBOR, European Style Expires 01/26/2012	$40,800	$894
If exercised the Portfolio receives 1.8%, and pays floating 3 month LIBOR, European Style Expires 06/11/2012	8,400	94
If exercised the Portfolio receives 3.12%, and pays floating 3 month LIBOR, European Style Expires 11/08/2011	2,900	253
If exercised the Portfolio receives 3.15%, and pays floating 3 month LIBOR, European Style Expires 06/11/2012	5,800	507
Put Swaptions -0.0%∞
If exercised the Portfolio receives floating 3 month LIBOR, and pays 1.76%, European Style Expires 01/26/2012	40,800	1
If exercised the Portfolio receives floating 3 month LIBOR, and pays 2.5%, European Style Expires 01/26/2012	18,400	♦
If exercised the Portfolio receives floating 3 month LIBOR, and pays 2.5%, European Style Expires 08/11/2014	26,600	244
If exercised the Portfolio receives floating 3 month LIBOR, and pays 3.00%, European Style Expires 08/11/2014	32,000	229
If exercised the Portfolio receives floating 3 month LIBOR, and pays 3.12%, European Style Expires 11/08/2011	2,900	1

Total Purchased Swaptions (cost $1,732)		2,223

		Value
	Shares	(000 ’s)

SECURITIES LENDING COLLATERAL - 9.4%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.19% ▲	148,480,537	$148,481
Total Securities Lending Collateral (cost $148,481)

	Principal	Value
	(000 ’s)	(000 ’s)

REPURCHASE AGREEMENT - 8.3%
State Street Bank & Trust Co. 0.03% ▲, dated 09/30/2011, to be repurchased at $131,678 on 10/03/2011. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017 - 08/01/2026, with a total value of $134,316.	$131,678	131,678
Total Repurchase Agreement (cost $131,678)

Total Investment Securities (cost $2,061,076) #		2,061,803
Other Assets and Liabilities — Net		(479,554)

Net Assets		$1,582,249

	Principal	Value
	(000 ’s)	(000 ’s)

SECURITIES SOLD SHORT - (9.6%)
U.S. GOVERNMENT AGENCY OBLIGATIONS - (9.6%)
Fannie Mae, TBA
4.00%	$(109,100)	(114,601)
5.00%	(35,000)	(37,647)

Total Securities Sold Short (proceeds $(152,100))		(152,248)

	Notional
	Amount	Value
	(000’s)	(000 ’s)

WRITTEN-OPTIONS - (0.0%) ∞
Call Options - (0.0%) ∞
10-Year U.S. Treasury Note Future	(269)	(159)
Call Strike $132.00
Expires 11/25/2011
10-Year U.S. Treasury Note Future	(269)	(97)
Call Strike $133.00
Expires 11/25/2011

Total Written Options (Premiums: $(251))		(256)

WRITTEN SWAPTIONS: π

					Notional	Premiums Paid
	Floating Rate	Pay/Receive	Exercise	Expiration	Amount	(Received)	Value
Description	Index	Floating Rate	Rate	Date	(000’s)	(000’s)	(000’s)

Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	2.02%	09/23/2013	$(6,500)	$(158)	$(131)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	2.08	02/07/2012	(39,100)	(339)	(1,102)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	2.65	06/11/2012	(5,800)	(49)	(302)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	2.75	11/30/2011	(10,000)	(76)	(572)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	2.90	11/30/2011	(20,100)	(117)	(1,402)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	2.90	06/11/2012	(5,800)	(78)	(400)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	3.00	12/29/2011	(10,300)	(102)	(800)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	3.26	07/22/2013	(35,000)	(1,007)	(2,273)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.02	02/02/2012	(15,100)	(586)	(2,505)
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)
WRITTEN SWAPTIONS (continued): π

					Notional	Premiums Paid
	Floating Rate	Pay/Receive	Exercise	Expiration	Amount	(Received)	Value
Description	Index	Floating Rate	Rate	Date	(000’s)	(000’s)	(000’s)

Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	1.15	11/30/2011	(25,600)	(48)	(1)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	2.02	09/23/2013	(6,500)	(158)	(180)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	2.05	10/24/2011	(10,700)	(40)	(♦ )
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	2.08	02/07/2012	(39,100)	(339)	(♦ )
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	3.26	07/22/2013	(35,000)	(1,007)	(338)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	3.75	11/30/2011	(10,000)	(76)	(1)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	3.95	11/30/2011	(20,100)	(185)	(1)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.00	12/29/2011	(10,300)	(102)	(2)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.02	02/02/2012	(15,100)	(586)	(9)

						$(5,053)	$(10,019)

SWAP AGREEMENTS: π
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES — BUY PROTECTION:(1)

							Premiums	Net Unrealized
				Implied Credit	Notional	Market	Paid	Appreciation
	Fixed Deal Pay	Maturity		Spread (BP) at	Amount	Value	(Received)	(Depreciation)
Reference Obligation	Rate	Date	Counterparty	09/30/2011(2)	(000’s)(3)	(000’s)(5)	(000’s)	(000’s)

Emerging Markets Index — Series 14	1.00%	12/20/2015	MYC	3.50	$4,380	$(276)	$(466)	$190
JPMorgan Chase & Co., 4.75%, 03/01/2015	1.00	12/20/2016	DUB	4.87	3,980	99	122	(22)
North America High Yield Index — Series 17	5.00	12/20/2016	MYC	3.98	4,425	511	476	36
North America Investment Grade Index — Series 16	1.00	06/20/2016	MYC	1.33	10,000	146	80	66
North America Investment Grade Index — Series 16	1.00	06/20/2016	MYC	4.49	30,000	440	419	19
North America Investment Grade Index — Series 16	1.00	06/20/2016	MYC	4.49	12,296	180	206	(26)
North America Investment Grade Index — Series 17	1.00	12/20/2016	MYC	1.40	10,675	206	202	4
Spain	1.00	03/20/2016	MYC	3.92	8,000	833	569	264
Spain	1.00	03/20/2016	DUB	3.92	8,000	833	568	265

						$2,972	$2,176	$796

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES — SELL PROTECTION:(4)

								Net Unrealized
	Fixed Deal			Implied Credit	Notional	Market	Premiums	Appreciation
	Receive	Maturity		Spread (BP) at	Amount	Value	(Received)	(Depreciation)
Reference Obligation	Rate	Date	Counterparty	09/30/2011(2)	(000’s)(3)	(000’s)(5)	(000’s)	(000’s)

Assured Guaranty Corp.	5.00%	12/20/2014	CBK	2.32	$640	$(116)	$(109)	$(7)
Assured Guaranty Corp.	5.00	12/20/2014	CBK	2.32	15	(3)	(3)	♦
Assured Guaranty Corp.	5.00	03/20/2015	CBK	2.42	65	(12)	(12)	♦
Assured Guaranty Corp.	5.00	12/20/2016	CBK	2.87	941	(235)	(238)	2
Aviva USA Corp.	1.00	05/25/2012	DUB	0.66	4,800	(27)	(21)	(8)
Lincoln National Corp., 6.20%, 12/15/2011	1.00	09/20/2016	MYC	4.27	370	(49)	(43)	(6)
MetLife, Inc., 5.00%, 06/15/2015	1.00	09/20/2016	MYC	4.39	1,960	(199)	(163)	(36)
MetLife, Inc., 5.00%, 06/15/2015	1.00	09/20/2016	DUB	4.39	1,560	(158)	(132)	(26)
MetLife, Inc., 5.00%, 06/15/2015	1.00	09/20/2016	MYC	4.39	1,180	(120)	(87)	(32)
MetLife, Inc., 5.00%, 06/15/2015	1.00	09/20/2016	GLM	4.39	1,200	(122)	(99)	(23)
MetLife, Inc., 5.00%, 06/15/2015	1.00	09/20/2016	BOA	4.39	470	(48)	(39)	(8)
Prudential Financial, Inc., 4.50%, 07/15/2013	1.00	09/20/2016	MYC	4.45	2,620	(215)	(188)	(27)
Prudential Financial, Inc., 4.50%, 07/15/2013	1.00	09/20/2016	MYC	4.45	560	(46)	(38)	(7)

						$(1,350)	$(1,172)	$(178)

The notes are an integral part of this report.
Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)
SWAP AGREEMENTS (continued): p
INTEREST RATE SWAP AGREEMENTS — FIXED RATE PAYABLE:

								Net Unrealized
					Notional	Market	Premiums	Appreciation
		Maturity		Currency	Amount	Value	Paid	(Depreciation)
Floating Rate Index	Fixed Rate	Date	Counterparty	Code	(000’s)	(000’s)	(000’s)	(000’s)

3-Month USD-LIBOR	2.27%	08/13/2016	MYC	USD	$9,600	$53	$—	$53
3-Month USD-LIBOR	2.20	08/13/2016	BOA	USD	10,600	45	—	45
3-Month USD-LIBOR	1.81	08/31/2018	CBK	USD	13,100	108	—	108
3-Month USD-LIBOR	4.01	05/18/2021	GLM	USD	27,300	4,719	1,058	3,661
3-Month USD-LIBOR	3.08	06/15/2021	CBK	USD	10,000	906	—	906
3-Month USD-LIBOR	2.57	08/08/2021	DUB	USD	1,500	66	—	66
3-Month USD-LIBOR	2.35	08/12/2021	DUB	USD	8,800	208	—	208
3-Month USD-LIBOR	2.15	09/08/2021	DUB	USD	2,300	17	—	17
3-Month USD-LIBOR	2.22	09/12/2021	BOA	USD	19,800	213	—	213
3-Month USD-LIBOR	1.91	09/26/2021	BOA	USD	1,400	(25)	—	(25)
3-Month USD-LIBOR	3.75	09/28/2021	GLM	USD	47,200	7,138	1,257	5,881
3-Month USD-LIBOR	2.60	09/26/2041	GLM	USD	4,500	(85)	—	(85)
U.S. CPI Urban Consumers NAS	2.25	09/28/2021	DUB	USD	8,630	34	—	34

						$13,397	$2,315	$11,082

INTEREST RATE SWAP AGREEMENTS — FIXED RATE RECIEVABLE:

								Net Unrealized
					Notional	Market	Premiums	Appreciation
		Maturity		Currency	Amount	Value	Paid	(Depreciation)
Floating Rate Index	Fixed Rate	Date	Counterparty	Code	(000’s)	(000’s)	(000’s)	(000’s)

3-Month USD-LIBOR	0.45%	08/18/2013	DUB	USD	$26,500	$61	$—	$61
3-Month USD-LIBOR	2.38	03/11/2016	CBK	USD	5,600	(396)	—	(396)
3-Month USD-LIBOR	3.27	05/16/2021	DUB	USD	3,650	(391)	—	(391)
3-Month USD-LIBOR	2.56	08/10/2021	UAG	USD	4,500	(191)	—	(191)
3-Month USD-LIBOR	2.18	09/08/2021	DUB	USD	28,000	(201)	—	(201)
3-Month USD-LIBOR	2.21	09/09/2021	UAG	USD	63,500	(809)	—	(809)
3-Month USD-LIBOR	2.21	09/09/2021	DUB	USD	7,300	(72)	—	(72)
3-Month USD-LIBOR	2.17	09/15/2021	MYC	USD	1,000	(6)	—	(6)
3-Month USD-LIBOR	2.70	10/04/2041	CBK	USD	1,700	—	—	—
3-Month USD-LIBOR	2.73	10/04/2041	DUB	USD	2,800	—	—	—

						$(2,005)	$—	$(2,005)

FUTURES CONTRACTS:

				Net Unrealized
				Appreciation
				(Depreciation)
Description	Type	Contracts ┌	Expiration Date	(000’s)

10-Year U.S. Treasury Note	Long	851	12/20/2011	$15
2-Year U.S. Treasury Note	Long	50	12/30/2011	(2)
30-Year U.S. Treasury Bond	Long	549	12/20/2011	1,294
5-Year U.S. Treasury Note	Long	466	12/30/2011	(9)
90-Day Euro	Short	(286)	12/19/2011	49
German Euro BOBL	Short	(5)	12/08/2011	(4)
German Euro Bund	Short	(4)	12/08/2011	(7)
U.K. Long Gilt Bond	Short	(1)	12/28/2011	(4)
Ultra Long U.S. Treasury Bond	Short	(159)	12/20/2011	(1,728)

				$(396)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
	(Sold)	Settlement	Dollars (Sold)	Appreciation
Currency	(000’s)	Date	(000’s)	(000’s)

Euro	(3,011)	10/26/2011	$(4,079)	$45

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):
^	All or a portion of this security is on loan. The value of all securities on loan is $145,450.

*	Floating or variable rate note. Rate is listed as of 09/30/2011.

Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a total market value of less than $1 or less than 0.01% of the fund’s net assets.

▲	Rate shown reflects the yield at 09/30/2011.

Ž	The security has a perpetual maturity. The date shown is the next call date.

Џ	In default.

§	Illiquid. At 09/30/2011, illiquid investment security aggregated to less than $1, or less than 0.01% of the portfolio’s net assets.

∞	Percentage rounds to less than 0.1%.

Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.

p	Cash in the amount of $11,380 have been pledged by the broker as collateral with the custodian for open swap contracts and/or swaptions. Securities with an aggregate market value of $1,167 have been pledged by the broker as collateral for open swap contracts and/or swaptions.

α	A portion of these securities in the amount of $7,928 has been segregated as collateral with the broker for open swaps contracts and/or for swaptions.

g	A portion of these securities in the amount of $3,383 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $2,061,076. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $44,706 and $43,979, respectively. Net unrealized appreciation for tax purposes is $727.

♦	Value is less than $1 or $(1).

┌	Contract amounts are not in thousands.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
DEFINITIONS (all amounts in thousands):
144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2011, these securities aggregated $233,138, or 14.73%, of the fund’s net assets.

BOA	Bank of America

BP	Basis Point

CBK	Citibank N.A.

CPI	Consumer Price Index

DUB	Deutsche Bank AG

GLM	Goldman Sachs Global Liquidity Management

IO	Interest Only

LIBOR	London Interbank Offered Rate

MYC	Morgan Stanley Capital Services

NAS	National Academy of Sciences

OJSC	Open Joint Stock Company

REMIC	REMIC Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

STRIPS	Separate Trading of Registered Interest and Principal of Securities

TBA	To Be Announced

UAG	UBS AG

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)
CURRENCY ABBREVIATIONS:
EUR      Euro
USD      United States Dollar
VALUATION SUMMARY (all amounts in thousands): Э

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011
Asset-Backed Securities	$—	$102,914	$—	$102,914
Common Stock	6	—	—	6
Convertible Bond	—	1,012	—	1,012
Corporate Debt Securities	—	502,059	—	502,059
Foreign Government Obligations	—	41,447	—	41,447
Mortgage-Backed Securities	—	193,956	—	193,956
Municipal Government Obligations	—	4,161	—	4,161
Preferred Corporate Debt Securities	—	5,915	—	5,915
Preferred Stocks	1,872	—	—	1,872
Purchased Options	757	—	—	757
Purchased Swaptions	—	2,223	—	2,223
Repurchase Agreement	—	131,678	—	131,678
Securities Lending Collateral	148,481	—	—	148,481
U.S. Government Agency Obligations	—	741,801	—	741,801
U.S. Government Obligations	—	183,520	—	183,520
Warrant	1	—	—	1
Total	$151,117	$1,910,686	$—	$2,061,803

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Securities Sold Short	Prices	Inputs	Inputs	09/30/2011
U.S. Government Agency Obligations	$—	$(152,248)	$—	$(152,248)

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Other Financial Instruments	Prices	Inputs	Inputs	09/30/2011
Written Options	$—	$(256)	$—	$(256)
Written Swaptions	—	(10,019)	—	(10,019)
Total	$—	$(10,275)	$—	$(10,275)

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Other Financial Instruments ₣	Prices	Inputs	Inputs	09/30/2011
Futures Contracts — Appreciation	$1,358	$—	$—	$1,358
Futures Contracts — Depreciation	(1,754)	—	—	(1,754)
Credit Default Swaps — Appreciation	—	846	—	846
Credit Default Swaps — Depreciation	—	(228)	—	(228)
Forward Contracts — Appreciation	—	45	—	45
Interest Rate Swaps — Appreciation	—	11,253	—	11,253
Interest Rate Swaps — Depreciation	—	(2,176)	—	(2,176)
Total	$(396)	$9,740	$—	$9,344

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(unaudited)
VALUATION SUMMARY (all amounts in thousands) (continued): Э
Level 3 Rollforward — Investment Securities

Net Change in
Unrealized
Appreciation/
						Net Change in	Net	Net			(Depreciation) on
	Beginning			Accrued	Total	Unrealized	Transfers	Transfers		Ending	Investments
	Balance at			Discounts/	Realized	Appreciation/	into	out of		Balance at	Held at
Securities	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation) ƒ	Level 3	Level 3 φ		09/30/2011	09/30/2011ƒ
Corporate Debt Securities	$ ♦	$—	$—	$—	$—	$—	$—	$ (♦	)	$ ♦	$(3)
Preferred Corporate Debt Securities	♦	—	—	—	—	—	—	(♦	)	—	—
Total	$ ♦	$—	$—	$—	$—	$—	$—	$ (♦	)	$ ♦	$(3)

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

₣	Other financial instruments are derivative instruments including, that are valued at unrealized appreciation (depreciation) on the instrument.

ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as Level 3 at period end.

φ	Transferred out of Level 3 because of availability of observable inputs.

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2011

(unaudited)

	Principal	Value
	(000’s)	(000’s)

PREFERRED CORPORATE DEBT SECURITIES - 0.0% ∞
Diversified Telecommunication Services - 0.0% ∞
Muzak Holdings LLC (Escrow Certificates)
10.00%, 02/15/2009 Ə § Δ	$550	$38
Hotels, Restaurants & Leisure 0 0% ∞
Fontainebleau Resorts
12.50%, 06/30/2012 - 144A Ə Ώ Џ ‡	3,827	♦

Total Preferred Corporate Debt Securities (cost $3,778)		38

CORPORATE DEBT SECURITIES - 86.9%
Aerospace & Defense - 1.0%
Alliant Techsystems, Inc.
6.88%, 09/15/2020	565	565
BE Aerospace, Inc.
6.88%, 10/01/2020	1,155	1,204
TransDigm, Inc.
7.75%, 12/15/2018	4,880	4,965
Air Freight & Logistics - 0.3%
AMGH Merger Sub, Inc.
9.25%, 11/01/2018 - 144A	2,025	2,025
Airlines - 0.3%
American Airlines, Inc.
7.50%, 03/15/2016 - 144A	1,950	1,638
United Air Lines, Inc.
9.88%, 08/01/2013 - 144A	211	216
Auto Components - 1.4%
Accuride Corp.
9.50%, 08/01/2018	1,085	998
Affinia Group, Inc.
10.75%, 08/15/2016 - 144A	1,062	1,083
Allison Transmission, Inc.
7.13%, 05/15/2019 - 144A	850	769
American Axle & Manufacturing Holdings, Inc.
9.25%, 01/15/2017 - 144A	1,917	1,994
Goodyear Tire & Rubber Co.
10.50%, 05/15/2016	520	563
Lear Corp.
7.88%, 03/15/2018	450	464
Meritor, Inc.
8.13%, 09/15/2015	20	18
Tower Automotive Holdings USA LLC
10.63%, 09/01/2017 - 144A	2,212	2,189
UCI International, Inc.
8.63%, 02/15/2019	905	838
Visteon Corp.
6.75%, 04/15/2019 - 144A	545	491
Automobiles - 1.0%
Chrysler Group LLC
8.25%, 06/15/2021 - 144A	2,815	2,168
Ford Motor Co.
7.45%, 07/16/2031	3,995	4,509
Biotechnology - 0.2%
STHI Holding Corp.
8.00%, 03/15/2018 - 144A	1,115	1,076
Building Products - 0.2%
Griffon Corp.
7.13%, 04/01/2018	1,635	1,443
Capital Markets - 0.5%
E*Trade Financial Corp.
12.50%, 11/30/2017 Ώ	3,070	3,461
Chemicals - 2.8%
Celanese US Holdings LLC
5.88%, 06/15/2021	765	754
6.63%, 10/15/2018	655	677
CF Industries Holdings, Inc.
6.88%, 05/01/2018	2,180	2,432
7.13%, 05/01/2020	1,625	1,850
Chemtura Corp.
7.88%, 09/01/2018	1,520	1,490
Hexion U.S. Finance Corp.
9.00%, 11/15/2020	775	568
Ineos Group Holdings, Ltd.
8.50%, 02/15/2016 - 144A	2,520	1,864
Kraton Polymers LLC
6.75%, 03/01/2019	550	491
Lyondell Chemical Co.
11.00%, 05/01/2018	1,640	1,771
Nova Chemicals Corp.
8.38%, 11/01/2016	1,390	1,460
PolyOne Corp.
7.38%, 09/15/2020	440	442
Rain CII Carbon LLC
8.00%, 12/01/2018 - 144A	2,040	2,040
11.13%, 11/15/2015 - 144A Ə	1,705	1,722
Scotts Miracle-Gro Co.
7.25%, 01/15/2018	460	467
Solutia, Inc.
8.75%, 11/01/2017	1,225	1,305
Vertellus Specialties, Inc.
9.38%, 10/01/2015 - 144A	890	779
Commercial Banks - 1.1%
CIT Group, Inc.
5.25%, 04/01/2014 - 144A	2,080	2,012
7.00%, 05/01/2015 - 05/01/2017	5,885	5,746
Commercial Services & Supplies - 2.5%
ACCO Brands Corp.
10.63%, 03/15/2015	1,490	1,602
AE Escrow Corp.
9.75%, 03/15/2020 - 144A	2,165	2,077
Aramark Holdings Corp.
8.63%, 05/01/2016 - 144A Ώ	815	803
Casella Waste Systems, Inc.
7.75%, 02/15/2019 - 144A	1,255	1,186
11.00%, 07/15/2014	475	504
CDRT Merger Sub, Inc.
8.13%, 06/01/2019 - 144A	2,910	2,692
Clean Harbors, Inc.
7.63%, 08/15/2016	815	850
Interface, Inc.
7.63%, 12/01/2018	730	730
International Lease Finance Corp.
8.75%, 03/15/2017	1,205	1,211
Koppers, Inc.
7.88%, 12/01/2019	550	571
RBS Global, Inc.
11.75%, 08/01/2016	870	887
Rural/Metro Corp.
10.13%, 07/15/2019 - 144A	925	879
TransUnion LLC
11.38%, 06/15/2018	3,035	3,300
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011

(unaudited)

	Principal	Value
	(000’s)	(000’s)

Communications Equipment - 0.4%
Brocade Communications Systems, Inc.
6.63%, 01/15/2018	$565	$575
6.88%, 01/15/2020	565	577
CommScope, Inc.
8.25%, 01/15/2019 - 144A	2,005	1,955
Computers & Peripherals - 0.4%
Seagate HDD Cayman
7.00%, 11/01/2021 - 144A	2,720	2,502
Construction & Engineering - 0.5%
Huntington Ingalls Industries, Inc.
6.88%, 03/15/2018 - 144A	650	605
7.13%, 03/15/2021 - 144A	2,155	1,998
Tutor Perini Corp.
7.63%, 11/01/2018	1,030	881
Construction Materials - 0.3%
Building Materials Corp., of America
6.75%, 05/01/2021 - 144A	2,185	2,076
RathGibson, Inc.
11.25%, 02/15/2014 Ə Џ ‡	2,145	♦
Consumer Finance - 1.1%
Ally Financial, Inc.
7.00%, 02/01/2012	1,300	1,308
8.00%, 11/01/2031	3,055	2,681
8.30%, 02/12/2015	3,410	3,372
Containers & Packaging - 0.8%
BWAY Holding Co.
10.00%, 06/15/2018	455	478
Sealed Air Corp.
8.38%, 09/15/2021 - 144A	4,890	4,939
Diversified Consumer Services - 3.6%
Education Management LLC
8.75%, 06/01/2014	2,830	2,759
Express LLC
8.75%, 03/01/2018	5,145	5,402
Laureate Education, Inc.
10.25%, 08/15/2015 - 144A Ώ	8,015	7,895
10.75%, 08/15/2015 - 144A	5,805	5,689
11.75%, 08/15/2017 - 144A	2,690	2,757
Stewart Enterprises, Inc.
6.50%, 04/15/2019	440	426
Diversified Financial Services - 8.4%
Abengoa Finance SAU
8.88%, 11/01/2017 - 144A	1,255	1,148
Bank of America NA
5.30%, 03/15/2017	1,450	1,310
Buffalo Thunder Development Authority
9.38%, 12/15/2014 - 144A Џ ‡	3,095	1,122
CCM Merger, Inc.
8.00%, 08/01/2013 - 144A	730	690
Ceva Group PLC
8.38%, 12/01/2017 - 144A	3,450	3,191
11.50%, 04/01/2018 - 144A	2,605	2,397
11.63%, 10/01/2016 - 144A	1,715	1,676
CIT Group, Inc.
7.00%, 05/01/2014	201	205
Dolphin Subsidiary II, Inc.
6.50%, 10/15/2016 - 144A	1,620	1,600
7.25%, 10/15/2021 - 144A	3,290	3,190
Ford Motor Credit Co., LLC
5.75%, 02/01/2021	1,945	1,925
8.00%, 12/15/2016	3,595	3,922
8.13%, 01/15/2020	2,175	2,467
12.00%, 05/15/2015	1,150	1,380
General Motors Financial Co., Inc.
6.75%, 06/01/2018 - 144A	1,075	1,054
Ineos Finance PLC
9.00%, 05/15/2015 - 144A	2,000	1,900
International Lease Finance Corp.
5.65%, 06/01/2014	955	886
6.25%, 05/15/2019	1,630	1,417
8.25%, 12/15/2020	2,775	2,720
MCE Finance, Ltd.
10.25%, 05/15/2018	1,725	1,829
Nielsen Finance LLC
11.50%, 05/01/2016	1,138	1,292
11.63%, 02/01/2014	1,189	1,350
Petroplus Finance, Ltd.
7.00%, 05/01/2017 - 144A	1,645	1,332
9.38%, 09/15/2019 - 144A	2,015	1,723
Reynolds Group Issuer, Inc.
6.88%, 02/15/2021 - 144A	3,150	2,835
7.13%, 04/15/2019 - 144A	1,885	1,753
7.75%, 10/15/2016 - 144A	1,615	1,619
8.75%, 05/15/2018 - 144A	2,125	1,796
9.00%, 04/15/2019 - 144A	1,935	1,645
9.88%, 08/15/2019 - 144A	1,380	1,214
Tomkins LLC
9.00%, 10/01/2018 - 144A	2,575	2,639
WMG Acquisition Corp.
9.50%, 06/15/2016 - 144A	490	496
11.50%, 10/01/2018 - 144A	3,050	2,806
Diversified Telecommunication Services - 6.2%
Avaya, Inc.
7.00%, 04/01/2019 - 144A	890	757
9.75%, 11/01/2015	2,685	1,960
10.13%, 11/01/2015 Ώ	4,687	3,434
CenturyLink, Inc.
6.45%, 06/15/2021	4,320	4,002
EH Holding Corp.
6.50%, 06/15/2019 - 144A	2,725	2,623
GCI, Inc.
6.75%, 06/01/2021	550	518
Intelsat Jackson Holdings SA
9.50%, 06/15/2016	3,931	3,985
11.25%, 06/15/2016	1,280	1,306
Intelsat Luxembourg SA
11.50%, 02/04/2017 Ώ	2,315	1,991
11.50%, 02/04/2017 - 144A Ώ	2,215	1,905
Sprint Capital Corp.
6.90%, 05/01/2019	3,140	2,700
Telesat Canada
11.00%, 11/01/2015	4,500	4,814
12.50%, 11/01/2017	3,065	3,433
Virgin Media Finance PLC
8.38%, 10/15/2019	250	266
Wind Acquisition Finance SA
11.75%, 07/15/2017 - 144A	1,755	1,492
Wind Acquisition Holdings Finance SA
12.25%, 07/15/2017 - 144A Ώ	5,269	3,974
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011

(unaudited)

	Principal	Value
	(000’s)	(000’s)

Diversified Telecommunication Services (continued)
Windstream Corp.
7.75%, 10/01/2021	$1,955	$1,887
7.88%, 11/01/2017	1,090	1,104
8.13%, 09/01/2018	1,190	1,199
Electric Utilities - 0.7%
Calpine Construction Finance Co., LP
8.00%, 06/01/2016 - 144A	1,520	1,558
Dynegy Holdings LLC
7.63%, 10/15/2026	1,550	868
7.75%, 06/01/2019	670	405
Texas Competitive Electric Holdings Co. LLC
11.50%, 10/01/2020 - 144A	2,900	2,320
Electrical Equipment - 0.1%
Polypore International, Inc.
7.50%, 11/15/2017	555	558
Energy Equipment & Services - 0.8%
Oil States International, Inc.
6.50%, 06/01/2019 - 144A	2,685	2,626
Precision Drilling Corp.
6.50%, 12/15/2021 - 144A	1,835	1,807
6.63%, 11/15/2020	835	814
Unit Corp.
6.63%, 05/15/2021	330	328
Food Products - 1.2%
American Seafoods Group LLC
10.75%, 05/15/2016 - 144A § Δ	3,315	3,215
ASG Consolidated LLC
15.00%, 05/15/2017 - 144A Ώ §	1,466	1,332
Del Monte Foods Co.
7.63%, 02/15/2019 - 144A	1,635	1,382
Michael Foods, Inc.
9.75%, 07/15/2018	2,210	2,282
Gas Utilities - 0.2%
AmeriGas Partners, LP
6.25%, 08/20/2019	1,220	1,168
Health Care Equipment & Supplies - 2.3%
Accellent, Inc.
8.38%, 02/01/2017	2,950	2,810
Alere, Inc.
7.88%, 02/01/2016	1,395	1,318
American Renal Holdings Co., Inc.
8.38%, 05/15/2018	435	437
Biomet, Inc.
10.00%, 10/15/2017	200	206
10.38%, 10/15/2017 Ώ	2,050	2,101
11.63%, 10/15/2017	7,445	7,724
DJO Finance LLC
10.88%, 11/15/2014	480	478
IVD Acquisition Corp.
11.13%, 08/15/2019 - 144A	980	953
Teleflex, Inc.
6.88%, 06/01/2019	435	431
Health Care Providers & Services - 2.2%
Capella Healthcare, Inc.
9.25%, 07/01/2017 - 144A	540	513
GCB U.S. Oncology, Inc. (Escrow Shares)
08/15/2017	1,110	8
HCA Holdings, Inc.
7.75%, 05/15/2021 - 144A	630	591
HCA, Inc.
6.50%, 02/15/2020	2,380	2,326
HCA, Inc. (continued)
7.50%, 02/15/2022	5,615	5,181
9.88%, 02/15/2017	372	402
inVentiv Health, Inc.
10.00%, 08/15/2018 - 144A	765	673
Multiplan, Inc.
9.88%, 09/01/2018 - 144A	2,280	2,257
Res-Care, Inc.
10.75%, 01/15/2019	1,975	1,916
Rotech Healthcare, Inc.
10.50%, 03/15/2018	1,530	1,235
Hotels, Restaurants & Leisure - 6.8%
Caesars Entertainment Operating Co., Inc.
5.38%, 12/15/2013	900	794
5.63%, 06/01/2015	6,260	3,756
10.00%, 12/15/2015 - 12/15/2018	1,910	1,550
11.25%, 06/01/2017	3,240	3,268
12.75%, 04/15/2018	4,155	2,815
Cinemark USA, Inc.
7.38%, 06/15/2021	540	510
Fontainebleau Las Vegas Holdings LLC
10.25%, 06/15/2015 - 144A Џ ‡	5,645	7
Greektown Holdings LLC (Escrow Shares)
10.75%, 12/01/2013 - 144A Ə	1,495	♦
Inn of the Mountain Gods Resort & Casino
1.25%, 11/30/2020 - 144A Ώ §	1,302	716
8.75%, 11/30/2020 - 144A §	566	543
Majestic Holdco LLC
12.50%, 10/15/2011 - 144A Џ ‡	890	♦
Mandalay Resort Group
6.38%, 12/15/2011	940	931
7.63%, 07/15/2013	690	673
MGM Resorts International
6.75%, 09/01/2012 - 04/01/2013	2,500	2,425
9.00%, 03/15/2020	555	577
10.38%, 05/15/2014	1,175	1,282
11.13%, 11/15/2017	1,215	1,333
Mohegan Tribal Gaming Authority
6.88%, 02/15/2015	2,340	1,123
7.13%, 08/15/2014	2,225	1,113
8.00%, 04/01/2012	2,050	1,353
11.50%, 11/01/2017 - 144A	1,385	1,260
NCL Corp., Ltd.
9.50%, 11/15/2018 - 144A	660	667
11.75%, 11/15/2016	2,135	2,402
NPC International, Inc.
9.50%, 05/01/2014	2,740	2,692
Peninsula Gaming LLC
8.38%, 08/15/2015	990	985
10.75%, 08/15/2017	2,400	2,316
Royal Caribbean Cruises, Ltd.
6.88%, 12/01/2013	365	368
7.25%, 06/15/2016 - 03/15/2018	970	981
Seven Seas Cruises S de RL LLC
9.13%, 05/15/2019 - 144A	765	757
Sugarhouse HSP Gaming Prop Mezz, LP
8.63%, 04/15/2016 - 144A	595	586
Tunica-Biloxi Gaming Authority
9.00%, 11/15/2015 - 144A §	2,435	2,437
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011

(unaudited)

	Principal	Value
	(000’s)	(000’s)

Hotels, Restaurants & Leisure (continued)
Vail Resorts, Inc.
6.50%, 05/01/2019 - 144A	$555	$547
Waterford Gaming LLC
8.63%, 09/15/2014 - 144A Ə §	2,351	1,512
WMG Acquisition Corp.
9.50%, 06/15/2016	2,865	2,901
Wynn Las Vegas LLC
7.75%, 08/15/2020	2,630	2,762
Household Durables - 0.6%
Libbey Glass, Inc.
10.00%, 02/15/2015	1,566	1,640
Sealy Mattress Co.
10.88%, 04/15/2016 - 144A	2,480	2,617
Household Products - 1.1%
Amscan Holdings, Inc.
8.75%, 05/01/2014	5,060	4,971
Spectrum Brands Holdings, Inc.
12.00%, 08/28/2019 Ώ	2,510	2,718
Independent Power Producers & Energy Traders - 2.7%
AES Corp.
7.38%, 07/01/2021 - 144A	1,075	1,016
Calpine Corp.
7.50%, 02/15/2021 - 144A	5,090	4,862
Edison Mission Energy
7.50%, 06/15/2013	1,655	1,539
GenOn Energy, Inc.
7.88%, 06/15/2017	3,235	2,976
9.88%, 10/15/2020	4,560	4,264
NRG Energy, Inc.
7.88%, 05/15/2021 - 144A	1,665	1,523
8.25%, 09/01/2020	2,960	2,797
Industrial Conglomerates - 0.5%
Amsted Industries, Inc.
8.13%, 03/15/2018 - 144A	2,360	2,443
NBTY, Inc.
9.00%, 10/01/2018	900	921
Insurance - 0.5%
Alliant Holdings I, Inc.
11.00%, 05/01/2015 - 144A	1,325	1,348
Hub International Holdings, Inc.
9.00%, 12/15/2014 - 144A	1,340	1,286
USI Holdings Corp.
4.16%, 11/15/2014 - 144A *	640	557
Internet & Catalog Retail - 0.4%
Checkout Holding Corp.
Zero Coupon, 11/15/2015 - 144A	3,115	1,698
Ticketmaster Entertainment, Inc.
10.75%, 08/01/2016	1,000	1,050
Internet Software & Services - 0.2%
Equinix, Inc.
7.00%, 07/15/2021	1,100	1,096
IT Services - 1.0%
Fidelity National Information Services, Inc.
7.88%, 07/15/2020	530	551
SunGard Data Systems, Inc.
10.63%, 05/15/2015	5,750	5,994
Life Sciences Tools & Services - 0.4%
Bio-Rad Laboratories, Inc.
8.00%, 09/15/2016	2,125	2,295
Patheon, Inc.
8.63%, 04/15/2017 - 144A	880	748
Machinery - 1.5%
American Railcar Industries, Inc.
7.50%, 03/01/2014	1,000	980
Chart Industries, Inc.
9.13%, 10/15/2015	850	876
Commercial Vehicle Group, Inc.
7.88%, 04/15/2019 - 144A	870	796
Manitowoc Co., Inc.
8.50%, 11/01/2020	1,425	1,290
9.50%, 02/15/2018	615	601
Meritor, Inc.
10.63%, 03/15/2018	990	953
Navistar International Corp.
8.25%, 11/01/2021	2,200	2,258
Terex Corp.
10.88%, 06/01/2016	2,820	2,989
Marine - 0.1%
CMA CGM SA
8.50%, 04/15/2017 - 144A	2,475	1,002
Media - 5.4%
Adelphia Communications Corp.
(Escrow Certificates)
9.25%, 10/01/2049	1,305	2
10.25%, 06/15/2049 - 11/01/2049	1,460	2
AMC Entertainment, Inc.
8.75%, 06/01/2019	535	526
AMC Networks, Inc.
7.75%, 07/15/2021 - 144A	890	912
Bresnan Broadband Holdings LLC
8.00%, 12/15/2018 - 144A	345	348
Cablevision Systems Corp.
7.75%, 04/15/2018	805	813
8.63%, 09/15/2017	1,650	1,718
Catalina Marketing Corp.
10.50%, 10/01/2015 - 144A Ώ	2,384	2,301
11.63%, 10/01/2017 - 144A §	2,828	2,800
CCO Holdings LLC
7.00%, 01/15/2019	1,140	1,106
7.25%, 10/30/2017	1,010	1,010
7.88%, 04/30/2018	1,125	1,145
8.13%, 04/30/2020	100	104
Clear Channel Worldwide Holdings, Inc. - Series B
9.25%, 12/15/2017	1,270	1,299
Crown Media Holdings, Inc.
10.50%, 07/15/2019 - 144A	770	762
Cumulus Media, Inc.
7.75%, 05/01/2019 - 144A	1,090	918
DISH DBS Corp.
6.75%, 06/01/2021 - 144A	2,630	2,512
LBI Media Holdings, Inc.
11.00%, 10/15/2013	360	320
LBI Media, Inc.
9.25%, 04/15/2019 - 144A	1,490	1,229
Live Nation Entertainment, Inc.
8.13%, 05/15/2018 - 144A	460	442
MDC Partners, Inc.
11.00%, 11/01/2016	2,960	3,196
MediaCom Broadband LLC
8.50%, 10/15/2015	2,615	2,602
MediaCom LLC
9.13%, 08/15/2019	935	930
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011

(unaudited)

	Principal	Value
	(000’s)	(000’s)

Media (continued)
NAI Entertainment Holdings LLC
8.25%, 12/15/2017 - 144A	$690	$711
National CineMedia LLC
7.88%, 07/15/2021	3,010	2,980
Regal Cinemas Corp.
8.63%, 07/15/2019	1,000	1,018
Regal Entertainment Group
9.13%, 08/15/2018	1,670	1,653
Sirius XM Radio, Inc.
8.75%, 04/01/2015 - 144A	1,390	1,505
Sitel LLC
11.50%, 04/01/2018	680	537
XM Satellite Radio, Inc.
13.00%, 08/01/2013 - 144A	2,715	3,040
Metals & Mining - 1.9%
FMG Resources Property, Ltd.
7.00%, 11/01/2015 - 144A	4,955	4,608
JMC Steel Group
8.25%, 03/15/2018 - 144A	1,110	1,043
Novelis, Inc.
8.38%, 12/15/2017	1,145	1,134
8.75%, 12/15/2020	2,205	2,161
Quadra FNX Mining, Ltd.
7.75%, 06/15/2019 - 144A	2,985	2,888
SunCoke Energy, Inc.
7.63%, 08/01/2019 - 144A	1,085	1,061
Oil, Gas & Consumable Fuels - 9.7%
Alpha Natural Resources, Inc.
6.00%, 06/01/2019	2,175	2,028
6.25%, 06/01/2021	1,645	1,536
Anadarko Petroleum Corp.
6.38%, 09/15/2017	1,855	2,081
Antero Resources Finance Corp.
7.25%, 08/01/2019 - 144A	870	827
Arch Coal, Inc.
7.00%, 06/15/2019 - 144A	2,160	2,052
7.25%, 10/01/2020	755	725
7.25%, 06/15/2021 - 144A	2,160	2,079
8.75%, 08/01/2016	655	694
ATP Oil & Gas Corp.
11.88%, 05/01/2015	3,130	2,179
Basic Energy Services, Inc.
7.75%, 02/15/2019 - 144A	545	518
Berry Petroleum Co.
10.25%, 06/01/2014	1,695	1,898
Bill Barrett Corp.
7.63%, 10/01/2019	1,405	1,380
9.88%, 07/15/2016	340	371
Calfrac Holdings, LP
7.50%, 12/01/2020 - 144A	690	652
Carrizo Oil & Gas, Inc.
8.63%, 10/15/2018	3,480	3,410
Cloud Peak Energy Resources LLC
8.50%, 12/15/2019	2,735	2,844
Coffeyville Resources LLC
9.00%, 04/01/2015 - 144A	1,872	1,966
Concho Resources, Inc.
6.50%, 01/15/2022	1,070	1,054
7.00%, 01/15/2021	1,325	1,318
Consol Energy, Inc.
8.00%, 04/01/2017	1,335	1,395
8.25%, 04/01/2020	1,120	1,179
Continental Resources, Inc.
7.13%, 04/01/2021	545	550
7.38%, 10/01/2020	230	238
Denbury Resources, Inc.
8.25%, 02/15/2020	1,360	1,428
9.75%, 03/01/2016	3,875	4,185
EXCO Resources, Inc.
7.50%, 09/15/2018	205	180
Frac Tech Services LLC
7.63%, 11/15/2018 - 144A	3,300	3,350
Frontier Oil Corp.
6.88%, 11/15/2018	445	449
GMX Resources, Inc.
11.38%, 02/15/2019 - 144A	900	648
Harvest Operations Corp.
6.88%, 10/01/2017 - 144A	645	645
Hollyfrontier Corp.
9.88%, 06/15/2017	1,510	1,631
Murray Energy Corp.
10.25%, 10/15/2015 - 144A	1,490	1,423
OGX Petroleo e Gas Participacoes SA
8.50%, 06/01/2018 - 144A	4,325	3,871
Petroleum Development Corp.
12.00%, 02/15/2018	1,170	1,252
Quicksilver Resources, Inc.
11.75%, 01/01/2016	3,590	3,877
Range Resources Corp.
6.75%, 08/01/2020	1,320	1,406
Rosetta Resources, Inc.
9.50%, 04/15/2018	825	842
SandRidge Energy, Inc.
7.50%, 03/15/2021 - 144A	750	690
SemGroup, LP (Escrow Shares)
8.75%, 11/15/2049 Ə	2,985	♦
SESI LLC
6.38%, 05/01/2019 - 144A	2,745	2,649
6.88%, 06/01/2014	290	291
SM Energy Co.
6.63%, 02/15/2019 - 144A	555	552
Venoco, Inc.
8.88%, 02/15/2019	2,995	2,576
11.50%, 10/01/2017	430	439
W&T Offshore, Inc.
8.50%, 06/15/2019 - 144A	2,165	2,100
Paper & Forest Products - 1.9%
Boise Paper Holdings LLC
8.00%, 04/01/2020	445	451
9.00%, 11/01/2017	1,835	1,918
Domtar Corp.
10.75%, 06/01/2017	1,540	1,917
Longview Fibre Paper & Packaging, Inc.
8.00%, 06/01/2016 - 144A	1,095	1,062
Sappi Papier Holding GmbH
6.63%, 04/15/2021 - 144A	2,995	2,546
Verso Paper Holdings LLC
8.75%, 02/01/2019	1,655	1,142
Verso Paper Holdings LLC -Series B
4.00%, 08/01/2014 *	425	321
11.38%, 08/01/2016	5,625	4,078
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011

(unaudited)

	Principal	Value
	(000’s)	(000’s)

Personal Products - 0.3%
Revlon Consumer Products Corp.
9.75%, 11/15/2015	$2,150	$2,252
Pharmaceuticals - 1.4%
ConvaTec Healthcare E SA
10.50%, 12/15/2018 - 144A	4,905	4,316
Endo Pharmaceuticals Holdings, Inc.
7.00%, 07/15/2019 - 12/15/2020 - 144A	2,030	2,036
7.25%, 01/15/2022 - 144A	450	451
Warner Chilcott Co. LLC
7.75%, 09/15/2018 - 144A	2,988	2,854
Real Estate Management & Development - 1.0%
CB Richard Ellis Services, Inc.
6.63%, 10/15/2020	2,150	2,064
11.63%, 06/15/2017	4,465	5,034
Road & Rail - 1.1%
Avis Budget Car Rental LLC
9.63%, 03/15/2018	2,480	2,455
Hertz Corp.
7.50%, 10/15/2018	735	702
8.88%, 01/01/2014	55	55
Kansas City Southern de Mexico SA de CV
6.13%, 06/15/2021	600	594
RSC Equipment Rental, Inc.
10.00%, 07/15/2017 - 144A	2,645	2,777
10.25%, 11/15/2019	1,075	1,054
Semiconductors & Semiconductor Equipment - 0.4%
Advanced Micro Devices, Inc.
7.75%, 08/01/2020	1,115	1,093
8.13%, 12/15/2017	840	840
Sensata Technologies BV
6.50%, 05/15/2019 - 144A	1,160	1,102
Software - 0.4%
SSI Investments II
11.13%, 06/01/2018	3,020	3,005
Specialty Retail - 4.2%
Academy, Ltd.
9.25%, 08/01/2019 - 144A	3,225	2,999
Ltd. Brands, Inc.
6.63%, 04/01/2021	4,135	4,166
8.50%, 06/15/2019	2,650	2,995
Michaels Stores, Inc.
7.75%, 11/01/2018	495	463
11.38%, 11/01/2016	1,010	1,023
Petco Animal Supplies, Inc.
9.25%, 12/01/2018 - 144A	3,325	3,325
Sally Holdings LLC
10.50%, 11/15/2016	3,096	3,197
Toys “R” Us — Delaware, Inc.
7.38%, 09/01/2016 - 144A	1,440	1,375
Toys “R” Us Property Co., I LLC
10.75%, 07/15/2017	8,415	8,898
Toys “R” Us, Inc.
7.88%, 04/15/2013	540	533
Textiles, Apparel & Luxury Goods - 0.9%
Oxford Industries, Inc.
11.38%, 07/15/2015	840	924
Perry Ellis International, Inc.
7.88%, 04/01/2019	1,490	1,512
Polymer Group, Inc.
7.75%, 02/01/2019 - 144A	1,265	1,262
PVH Corp.
7.75%, 11/15/2023	2,400	2,536
Trading Companies & Distributors - 0.3%
United Rentals North America, Inc.
10.88%, 06/15/2016	1,760	1,901
Transportation Infrastructure - 0.4%
CHC Helicopter SA
9.25%, 10/15/2020 - 144A	3,365	2,860
Wireless Telecommunication Services - 1.3%
Digicel, Ltd.
8.25%, 09/01/2017 - 144A	2,705	2,543
12.00%, 04/01/2014 - 144A	1,445	1,582
Nextel Communications, Inc. - Series E
6.88%, 10/31/2013	100	97
NII Capital Corp.
8.88%, 12/15/2019	2,685	2,799
SBA Telecommunications, Inc.
8.00%, 08/15/2016	985	1,032
8.25%, 08/15/2019	660	693

Total Corporate Debt Securities (cost $637,790)		605,039

CONVERTIBLE BONDS - 0.0% ∞
Independent Power Producers & Energy Traders - 0.0% ∞
Mirant Corp. (Escrow Certificates)
2.50%, 06/15/2021 Ə § Δ	1,220	♦
Total Convertible Bonds (cost $♦)
LOAN ASSIGNMENTS - 6.2%
Automobiles - 0.2%
DaimlerChrysler Group LLC
6.00%, 05/24/2017	1,397	1,223
Building Products - 0.6%
Goodman Global Holdings, Inc., 1st Lien
5.75%, 10/28/2016 *	1,108	1,095
Panolam Industries International, Inc., 1st Lien
8.25%, 12/31/2013 *	2,312	2,058
Panolam Industries International, Inc., 2nd Lien
10.00%, 06/30/2014 * Ə	886	757
Diversified Financial Services - 1.0%
CCM Merger, Inc. Tranche B
7.00%, 03/01/2017 *	962	928
Ceva Group PLC Extended Letter of Credit
5.25%, 08/31/2016 *	535	492
Ceva Group PLC Extended Tranche B
5.25%, 08/31/2016 *	1,493	1,373
First Data, Tranche B2
2.98%, 09/24/2014 *	1,314	1,147
Tomkins LLC, Tranche B
4.25%, 09/21/2016 *	2,571	2,520
Electric Utilities - 0.5%
Texas Competitive Electric Holding Co., LLC
Non-Extended
3.73%, 10/10/2014 *	4,791	3,364
Food Products - 0.4%
Del Monte Corp.
4.50%, 03/08/2018 *	2,793	2,579
Hotels, Restaurants & Leisure - 0.7%
Cannery Casino Resorts LLC, 2nd Lien
4.49%, 05/16/2014 *	860	753
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011

(unaudited)

	Principal	Value
	(000’s)	(000’s)

Hotels, Restaurants & Leisure (continued)
Dunkin’ Brands, Inc., Tranche B
4.00%, 11/23/2017 *	$784	$757
Hit Entertainment, Inc., 2nd Lien
5.77%, 02/26/2013 *	4,360	3,865
Household Products - 0.7%
Amscan Holdings, Inc., Tranche B
6.75%, 12/04/2017 *	3,267	3,187
Spectrum Brands, Inc., Tranche B
5.00%, 06/17/2016 *	1,622	1,598
Insurance - 0.2%
Asurion Corp., 2nd Lien
9.00%, 05/24/2019 *	1,800	1,716
Multiline Retail - 0.2%
Burlington Coat Factory Warehouse Corp., Tranche B
6.25%, 02/23/2017 *	1,170	1,122
Personal Products - 0.6%
Revlon Consumer Products, Tranche B
5.74%, 11/17/2017	4,289	4,141
Pharmaceuticals - 0.3%
Aptalis Pharma, Inc., Tranche B
5.50%, 02/10/2017 *	2,382	2,116
Specialty Retail - 0.8%
Academy Sports & Outdoors, Inc.
6.00%, 08/03/2018	1,500	1,437
General Nutrition Centers, Inc., Tranche B
4.25%, 03/02/2018 *	2,100	2,030
Neiman Marcus Group, Inc.
4.75%, 05/16/2018 *	2,860	2,648

Total Loan Assignments (cost $45,374)		42,906

		Value
	Shares	(000’s)

CONVERTIBLE PREFERRED STOCKS - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp. 4.50%	18,815	1,750
Chesapeake Energy Corp. 5.00%	2,304	205

Total Convertible Preferred Stocks (cost $2,091)		1,955

PREFERRED STOCKS - 0.3%
Diversified Financial Services - 0.3%
Citigroup Capital XIII, 7.88% *	21,818	576
GMAC Capital Trust I, 8.13% *	87,120	1,590

Total Preferred Stocks (cost $2,745)		2,166

COMMON STOCKS - 0.7%
Airlines - 0.0% ∞
Delta Air Lines, Inc. ‡	13,451	101
Building Products - 0.2%
Panolam Holdings Co. ‡ Ə § Δ	1,803	1,540
Construction Materials - 0.5%
RathGibson, Inc. (Escrow Certificates) ‡ Ə § Δ	95,700	2,839
Hotels, Restaurants & Leisure - 0.0%∞
Greektown Superholdings, Inc. ‡	1,131	78
Shreveport Gaming Holdings, Inc. Ə ‡	889	♦
Independent Power Producers & Energy Traders 0.0% ∞
Mirant Corp. (Escrow Certificates) ‡ Ə § Δ	550,000	♦
Oil, Gas & Consumable Fuels - 0.0%∞
SemGroup Corp. - Class A ‡	7,723	154

Total Common Stocks (cost $4,306)		4,712

INVESTMENT COMPANIES - 0.0%∞
Diversified Financial Services - 0.0% ∞
Adelphia Recovery Trust Ə	2,697,805	16
Total Investment Companies (cost $2,641)
RIGHTS - 0.0% ∞
Hotels, Restaurants & Leisure - 0.0% ∞
BLB Contingent Value Rights ‡ § Δ	2,010	8
Total Rights (cost $2,010)
WARRANTS - 0.0% ∞
Food Products - 0.0% ∞
American Seafoods Group LLC ‡
Expiration: 05/15/2018
Exercise Price: $0.01	1,265	127
Media - 0.0% ∞
Reader’s Digest Association, Inc. ‡ Ə §
Expiration: 02/19/2014
Exercise Price: $47.35	13,112	♦
Oil, Gas & Consumable Fuels - 0.0% ∞
SemGroup Corp. ‡
Expiration: 11/30/2014
Exercise Price: $25.00	8,130	33

Total Warrants (cost $♦)		160

	Principal	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENT - 5.6%
State Street Bank & Trust Co.
0.03% ▲, dated 09/30/2011, to be repurchased at $38,958 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/01/2025, with a value of $39,738.	$38,958	38,958
Total Repurchase Agreement (cost $38,958)

Total Investment Securities (cost $739,693) #		695,958
Other Assets and Liabilities - Net		153

Net Assets		$696,111

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011

(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

∞	Percentage rounds to less than 0.1%.

Џ	In default.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $8,424, or 1.21% of the fund’s net assets.

Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.

♦	Value and/or principal is less than $1 or zero.

*	Floating or variable rate note. Rate is listed as of 09/30/2011.

▲	Rate shown reflects the yield at 09/30/2011.

‡	Non-income producing security.

Δ	Restricted security. At 09/30/2011, the portfolio owned the following securities (representing 1.10% of net assets) which were restricted as to public resale.

Description	Date of Acquisition	Principal	Cost	Value	Price*

American Seafoods Group LLC	05/07/2010	$3,315	$3,356	$3,215	$97.00
Muzak Holdings LLC (Escrow Certificates)	05/23/2011	550	20	$38	6.90
Mirant Corp. (Escrow Certificates)	01/20/2006	1,220	♦	♦	¥

Description	Date of Acquisition	Shares	Cost	Value	Price*

Panolam Holdings Co.	12/29/2009	1,803	$3,080	$1,540	$854.04
RathGibson, Inc. (Escrow Certificates)	06/14/2010	95,700	508	2,839	29.66
Mirant Corp. (Escrow Certificates)	01/20/2006	550,000	♦	♦	¥
BLB Contingent Value Rights	11/22/2010	2,010	2,010	8	4.00
Reader’s Digest Association, Inc.	05/18/2010	13,112	♦	♦	¥

*	Price not rounded to thousands.

¥	Price rounds to less than $0.01.

#	Aggregate cost for federal income tax purposes is $739,693. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $15,419 and $59,154, respectively. Net unrealized depreciation for tax purposes is $43,735.
DEFINITION (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2011, these securities aggregated $240,695, or 34.58%, of the fund’s net assets.
VALUATION SUMMARY (all amounts in thousands): Э

		Level 2 –
		Other	Level 3 –
	Level 1 –	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011

Common Stocks	$333	$—	$4,379	$4,712
Convertible Bonds	—	—	♦	♦
Convertible Preferred Stocks	1,955	—	—	1,955
Corporate Debt Securities	—	603,527	1,512	605,039
Investment Companies	—	16	—	16
Loan Assignments	—	42,149	757	42,906
Preferred Corporate Debt Securities	—	—	38	38
Preferred Stocks	2,166	—	—	2,166
Repurchase Agreement	—	38,958	—	38,958
Rights	—	8	—	8
Warrants	160	—	♦	160
Total	$4,614	$684,658	$6,686	$695,958
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011

(unaudited)
VALUATION SUMMARY (all amounts in thousands) (continued): Э
Level 3 Rollforward — Investment Securities

										Net Change in
										Unrealized
										Appreciation/
										(Depreciation)
						Net Change in				on
	Beginning			Accrued	Total	Unrealized	Transfers		Ending	Investments
	Balance at			Discounts/	Realized	Appreciation	into Level	Transfers	Balance at	Held at
Securities	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	/(Depreciation)ƒ	3	out of Level 3	09/30/2011	09/30/2011ƒ
Common Stocks	$3,693	$—	$—	$—	$—	$686	$—	$—	$4,379	$686
Convertible Bonds	♦	—	—	—	—	—	—	—	♦	—
Corporate Debt Securities	1,866	—	(503)	—	7	142	—	—	1,512	127
Loan Assignments	810	—	—	27	—	(80)	—	—	757	(80)
Preferred Corporate Debt Securities	32	—	(193)	—	—	199	—	—	38	199
Warrants	♦	—	—	—	—	—	—	—	♦	—
Total	$6,401	$—	$(696)	$27	$7	$947	$—	$—	$6,686	$932

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 9/30/2011 may be due to an investment no longer held or categorized as Level 3 at period end.
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Balanced Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 1.1%
U.S. Treasury Bond
3.75%, 08/15/2041	$125	$146
4.75%, 02/15/2041	165	225
U.S. Treasury Note
0.50%, 08/15/2014	95	95
0.63%, 06/30/2012 g	260	261
0.63%, 01/31/2013	100	101
1.00%, 09/30/2016	180	180
1.25%, 09/30/2018	150	149

Total U.S. Government Obligations (cost $1,111)		1,157

U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.7%
Fannie Mae
3.06%, 03/01/2041 *	88	91
3.15%, 03/01/2041 *	86	90
3.32%, 12/01/2040 *	103	108
3.83%, 10/09/2019	280	213
4.00%, 01/01/2026 - 09/01/2041	3,895	4,124
4.50%, 10/01/2040 - 08/01/2041	1,987	2,121
5.00%, 07/01/2034 - 07/01/2035	732	791
5.50%, 06/01/2033 - 09/01/2036	955	1,043
6.50%, 07/01/2037 - 10/01/2039	569	631
Fannie Mae, TBA
3.50%	700	720
4.50%	3,500	3,715
5.00%	600	645
5.50%	800	868
6.00%	1,100	1,207
Farmer Mac Guaranteed Notes Trust 2007-1
5.13%, 04/19/2017 - 144A	350	409
Freddie Mac
3.06%, 02/01/2041 *	94	98
3.97%, 01/25/2021 *	120	131
Freddie Mac, TBA
4.00%	100	105
4.50%	100	106
5.00%	700	751
Ginnie Mae
1.38%, 11/20/2059 *	470	482
Ginnie Mae, TBA
4.00%	400	428
4.50%	800	869
5.00%	800	879
5.50%	400	442
6.00%	300	335
Resolution Funding Corp., Interest STRIPS
2.00%, 07/15/2018 ▲	250	221
2.15%, 10/15/2018 ▲	250	220
Tennessee Valley Authority
5.25%, 09/15/2039	60	77

Total U.S. Government Agency Obligations (cost $21,544)		21,920

FOREIGN GOVERNMENT OBLIGATIONS - 1.8%
Hydro Quebec
8.05%, 07/07/2024	240	356
8.40%, 01/15/2022	95	139
9.40%, 02/01/2021	50	77
Japan Finance Corp.
2.88%, 02/02/2015	250	265
Poland Government International Bond
5.13%, 04/21/2021 ^	90	90
Republic of Brazil
7.13%, 01/20/2037	100	128
Republic of South Africa
5.50%, 03/09/2020	300	328
Russian Federation
7.50%, 03/31/2030 Reg S	230	258
United Mexican States
5.13%, 01/15/2020 ^	120	130

Total Foreign Government Obligations (cost $1,752)		1,771

MORTGAGE-BACKED SECURITIES - 5.9%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 7A2
1.07%, 02/25/2035 *	77	66
Banc of America Large Loan, Inc.
Series 2010-UB4, Class A4A
5.04%, 12/20/2041 - 144A *	100	106
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-5, Class A4
5.12%, 10/10/2045 *	250	272
Series 2006-4, Class AM
5.68%, 07/10/2046	30	28
Series 2007-3, Class A4
5.80%, 06/10/2049 *	60	63
Bear Stearns Mortgage Funding Trust
Series 2006-AR5, Class 1A2
0.44%, 12/25/2046 *	1,084	258
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2007-CD4, Class A4
5.32%, 12/11/2049	110	113
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class AM
6.01%, 06/15/2038 *	40	36
Series 2010-RR1, Class 2A
5.70%, 09/15/2040 - 144A *	90	100
Series 2010-RR2, Class 2A
5.80%, 09/15/2039 - 144A *	120	132
CW Capital Cobalt, Ltd.
Series 2006-C1, Class A4
5.22%, 08/15/2048	200	208
Extended Stay America Trust
Series 2010-ESHA, Class B
4.22%, 11/05/2027 - 144A	140	135
Series 2010-ESHA, Class C
4.86%, 11/05/2027 - 144A	200	190
GE Capital Commercial Mortgage Corp.
Series 2007-C1, Class AAB
5.48%, 12/10/2049	100	106
GMAC Mortgage Corp., Loan Trust
Series 2005-AR1, Class 3A
3.09%, 03/18/2035 *	433	360
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AJ
6.07%, 07/10/2038 *	40	31
Series 2006-GG7, Class AM
6.07%, 07/10/2038 *	50	47
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Impac CMB Trust
Series 2004-6, Class 1A1
1.03%, 10/25/2034 *	$174	$126
IndyMac INDA Mortgage Loan Trust
Series 2007-AR7, Class 1A1
5.77%, 09/25/2037 *	340	258
IndyMac Index Mortgage Loan Trust
Series 2007-AR15, Class 2A1
5.11%, 08/25/2037 *	413	250
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A1A
4.16%, 01/12/2039 - 144A	197	203
Series 2004-LN2, Class A2
5.12%, 07/15/2041	90	95
Series 2006-CB14, Class AM
5.64%, 12/12/2044 *	50	47
Series 2007-CB18, Class A3
5.45%, 06/12/2047	105	109
JPMorgan Mortgage Trust
Series 2004-A3, Class 1A1
2.55%, 07/25/2034 *	277	250
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045 *	90	97
Merrill Lynch Mortgage Investors, Inc.
Series 2004-A3, Class 4A3
5.01%, 05/25/2034 *	142	139
Series 2005-A5, Class A3
2.62%, 06/25/2035 *	1,300	938
Merrill Lynch Mortgage Trust
Series 2004-KEY2, Class A4
4.86%, 08/12/2039 *	60	63
Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2007-9, Class A4
5.70%, 09/12/2049	200	206
MLCC Mortgage Investors, Inc.
Series 2003-F, Class A1
0.87%, 10/25/2028 *	138	119
Morgan Stanley Capital I
Series 2005-HQ6, Class A4A
4.99%, 08/13/2042	190	205
Series 2007-HQ12, Class A2FL
0.46%, 04/12/2049 *	27	26
Series 2007-HQ12, Class A2FX
5.77%, 04/12/2049 *	54	56
Morgan Stanley Re-REMIC Trust
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	44	44
Structured Asset Mortgage Investments, Inc.
Series 2003-AR4, Class A1
0.58%, 01/19/2034 *	244	181
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33, Class A4
5.90%, 02/15/2051 *	240	253

Total Mortgage-Backed Securities (cost $7,435)		5,916

ASSET-BACKED SECURITIES - 2.7%
AmeriCredit Automobile Receivables Trust
Series 2011-2, Class C
3.19%, 10/12/2016	115	115
Avis Budget Rental Car Funding AESOP LLC
Series 2010-3A, Class A
4.64%, 05/20/2016 - 144A	100	107
Citibank Omni Master Trust
Series 2009-A17, Class A17
4.90%, 11/15/2018 - 144A	500	543
Education Funding Capital Trust I
Series 2003-3, Class A7
2.43%, 12/15/2042 *	150	123
Hertz Corp.
Series 2009-2A, Class A2
5.29%, 03/25/2016 - 144A	120	130
Nelnet Student Loan Trust
Series 2006-1, Class A5
0.41%, 08/23/2027 *	135	125
Series 2008-4, Class A4
1.73%, 04/25/2017 *	170	173
Santander Consumer Acquired Receivables Trust
Series 2011-S1A, Class B
1.66%, 08/15/2016 - 144A	239	238
Series 2011-S1A, Class C
2.01%, 08/15/2016 - 144A	259	256
Series 2011-WO, Class C
3.19%, 10/15/2015 - 144A	70	71
Santander Drive Auto Receivables Trust
Series 2010-2, Class B
2.24%, 12/15/2014	110	110
Series 2010-2, Class C
3.89%, 07/17/2017	130	133
Series 2011-S1A, Class B
1.48%, 07/15/2013 - 144A	190	188
Series 2011-S1A, Class D
3.10%, 03/15/2013 - 144A	78	78
Scholar Funding Trust
Series 2011-A, Class A
1.15%, 10/28/2043 - 144A *	143	143
SLM Student Loan Trust
Series 2004-B, Class A2
0.55%, 06/15/2021 *	206	199

Total Asset-Backed Securities (cost $2,723)		2,732

MUNICIPAL GOVERNMENT OBLIGATION - 0.1%
New York City Municipal Water Finance Authority
5.38%, 06/15/2043	100	113

Total Municipal Government Obligation (cost $99)		113

PREFERRED CORPORATE DEBT SECURITIES - 0.2%
Capital Markets - 0.1%
Credit Suisse
5.86%, 05/15/2017 * Ž ^	90	71
Lehman Brothers Holdings Capital Trust VII
5.86%, 05/31/2012 Ž Џ ‡ §	200	♦
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Capital Markets (continued)
Lehman Brothers Holdings E-Capital Trust I
3.59%, 08/19/2065 Џ‡	$120	$	♦
State Street Capital Trust IV
1.35%, 06/15/2037 *	10		7
Commercial Banks - 0.1%
ABN Amro North American Holding Preferred Capital Repackage Trust I
6.52%, 11/08/2012 - 144A * Ž	80		59
SunTrust Capital VIII
6.10%, 12/15/2036 *	10		10
Wachovia Capital Trust III
5.57%, 11/25/2011 *Ž	5		4
Diversified Financial Services - 0.0% ¥
JPMorgan Chase Capital XXV
Series Y
6.80%, 10/01/2037	25		25

Total Preferred Corporate Debt Securities (cost $484)			176

CORPORATE DEBT SECURITIES - 12.7%
Auto Components - 0.0% ¥
BorgWarner, Inc.
4.63%, 09/15/2020	30		32
Automobiles - 0.0% ¥
General Motors Corp. (Escrow Shares)
8.25%, 07/15/2023 Ə^	470		♦
Capital Markets - 0.9%
BP Capital Markets PLC
3.13%, 03/10/2012	30		30
3.13%, 10/01/2015 ^	40		41
3.88%, 03/10/2015 ^	100		106
Credit Suisse
5.40%, 01/14/2020 ^	30		29
Goldman Sachs Group, Inc.
3.63%, 02/07/2016 ^	220		214
3.70%, 08/01/2015	160		157
Lehman Brothers Holdings, Inc.
5.25%, 02/06/2012 Џ ‡	100		24
Lehman Brothers Holdings, Inc. — Series I
6.75%, 12/28/2017 Џ ‡	480		♦
Morgan Stanley
2.79%, 05/14/2013 *	200		193
4.20%, 11/20/2014 ^	140		137
Chemicals - 0.0% ¥
Westlake Chemical Corp.
6.63%, 01/15/2016	17		17
Commercial Banks - 1.6%
Capital One Capital V
10.25%, 08/15/2039	25		25
CIT Group, Inc.
7.00%, 05/01/2017	71		68
DnB NOR Boligkreditt
2.10%, 10/14/2015 - 144A	610		617
2.90%, 03/29/2016 - 144A	325		337
Fifth Third Capital Trust IV
6.50%, 04/15/2037 *	65		62
Glitnir Banki Hf
6.33%, 07/28/2011 - 144A Џ ‡	160		42
6.69%, 06/15/2016 - 144A Ə Џ ‡	380		♦
HSBC Bank Brasil SA — Banco Multiplo
4.00%, 05/11/2016 - 144A	200		196
HSBC Bank PLC
3.10%, 05/24/2016 - 144A ^	150		149
Kreditanstalt fuer Wiederaufbau
2.00%, 06/01/2016 ^	75		78
Landsbanki Islands HF
6.10%, 08/25/2049	140		10
Construction Materials - 0.0% ¥
Lafarge SA
7.13%, 07/15/2036 ^	20		17
Consumer Finance - 0.6%
Ally Financial, Inc.
1.75%, 10/30/2012	150		152
Capital One Financial Corp.
3.15%, 07/15/2016 ^	315		312
4.75%, 07/15/2021	90		90
SLM Corp.
6.25%, 01/25/2016	78		77
Containers & Packaging - 0.1%
Ball Corp.
6.75%, 09/15/2020	50		52
Diversified Consumer Services - 0.0% ¥
Service Corp., International
7.50%, 04/01/2027	35		33
Diversified Financial Services - 1.4%
AngloGold Ashanti Holdings PLC
5.38%, 04/15/2020 ^	40		39
Citigroup, Inc.
4.59%, 12/15/2015 ^	600		616
4.75%, 05/19/2015 ^	35		36
5.00%, 09/15/2014	40		39
6.00%, 08/15/2017	15		16
General Electric Capital Corp.
5.50%, 01/08/2020 ^	115		125
JPMorgan Chase & Co.
3.15%, 07/05/2016 ^	26		26
JPMorgan Chase Bank NA
6.00%, 10/01/2017	250		263
Kaupthing Bank Hf
7.13%, 05/19/2016 144A Ə Џ ‡	130		♦
Kaupthing Bank Hf — Series 1
7.63%, 02/28/2015 - 144A Џ ‡	710		174
Swiss Re Capital I LP
6.85%, 05/29/2049 - 144A * Ž	70		64
WEA Finance LLC
4.63%, 05/10/2021 - 144A	35		33
Woodside Finance, Ltd.
4.60%, 05/10/2021 - 144A	25		26
Diversified Telecommunication Services - 0.7%
GTE Corp.
6.84%, 04/15/2018	22		26
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 - 144A	44		41
8.50%, 11/01/2019	50		49
Level 3 Escrow, Inc.
8.13%, 07/01/2019 - 144A	64		57
Level 3 Financing, Inc.
8.75%, 02/15/2017 ^	11		10
Qwest Communications International, Inc.
7.13%, 04/01/2018	36		35
8.00%, 10/01/2015	74		78
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Diversified Telecommunication Services (continued)
Qwest Corp.
6.50%, 06/01/2017	$13	$13
7.63%, 06/15/2015	24	26
8.38%, 05/01/2016	25	27
Sprint Capital Corp.
6.88%, 11/15/2028 ^	24	18
8.75%, 03/15/2032 ^	60	52
Telecom Italia Capital SA
5.25%, 10/01/2015 ^	130	125
Verizon Communications, Inc.
6.10%, 04/15/2018	63	75
6.40%, 02/15/2038	37	45
8.95%, 03/01/2039	10	15
Electric Utilities - 0.8%
Alabama Power Co.
3.95%, 06/01/2021	55	60
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	37	39
8.88%, 11/15/2018	7	9
Energy Future Intermediate Holding Co., LLC
10.00%, 12/01/2020 ^	336	327
FirstEnergy Corp. - Series B
6.45%, 11/15/2011	7	7
FirstEnergy Corp. - Series C
7.38%, 11/15/2031	175	216
Georgia Power Co.
3.00%, 04/15/2016 ^	100	105
Jersey Central Power & Light Co.
7.35%, 02/01/2019	30	38
Trans-Allegheny Interstate Line Co.
4.00%, 01/15/2015 - 144A	30	32
Energy Equipment & Services - 0.3%
Cie Generale de Geophysique-Veritas
7.75%, 05/15/2017	40	39
Complete Production Services, Inc.
8.00%, 12/15/2016	105	105
El Paso Pipeline Partners Operating Co., LLC
6.50%, 04/01/2020	75	83
Ensco PLC
3.25%, 03/15/2016 ^	20	20
4.70%, 03/15/2021 ^	45	46
Pride International, Inc.
6.88%, 08/15/2020	30	35
Rockies Express Pipeline LLC
3.90%, 04/15/2015 - 144A	15	15
Food Products - 0.1%
Kraft Foods, Inc.
5.38%, 02/10/2020 ^	75	84
6.50%, 08/11/2017	35	42
Health Care Providers & Services - 0.3%
Fresenius Medical Care U.S. Finance, Inc.
6.88%, 07/15/2017	120	124
HCA, Inc.
6.30%, 10/01/2012	6	6
6.50%, 02/15/2020	50	49
Tenet Healthcare Corp.
9.00%, 05/01/2015 ^	45	47
10.00%, 05/01/2018 ^	45	49
Hotels, Restaurants & Leisure - 0.3%
Boyd Gaming Corp.
6.75%, 04/15/2014	25	22
7.13%, 02/01/2016 ^	80	58
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/2018 ^	50	30
Inn of the Mountain Gods Resort & Casino
1.25%, 11/30/2020 - 144A Ώ	20	11
MGM Resorts International
10.38%, 05/15/2014	50	55
Mohegan Tribal Gaming Authority
6.13%, 02/15/2013 ^	15	9
Station Casinos, Inc. ‡ Ə Џ
6.88%, 03/01/2016	10	♦
Yum! Brands, Inc.
5.30%, 09/15/2019	22	25
6.25%, 04/15/2016	33	39
Insurance - 0.8%
American International Group, Inc.
5.45%, 05/18/2017 ^	45	43
8.18%, 05/15/2058 *	15	13
Fairfax Financial Holdings, Ltd.
5.80%, 05/15/2021 - 144A	75	71
Hartford Financial Services Group, Inc.
6.00%, 01/15/2019	40	40
Liberty Mutual Group, Inc.
10.75%, 06/15/2058 - 144A *	10	12
Lincoln National Corp.
7.00%, 06/15/2040	50	52
Manulife Financial Corp.
3.40%, 09/17/2015	110	112
Metropolitan Life Global Funding I
2.50%, 01/11/2013 - 144A	200	203
5.13%, 06/10/2014 - 144A	100	108
Prudential Financial, Inc.
4.75%, 09/17/2015	140	146
XL Group PLC
6.50%, 12/29/2049 * Ž^	50	39
Life Sciences Tools & Services - 0.0% g
Life Technologies Corp.
5.00%, 01/15/2021 ^	11	11
Media - 1.1%
CBS Corp.
4.63%, 05/15/2018	20	21
5.75%, 04/15/2020	30	33
8.88%, 05/15/2019	70	89
Clear Channel Worldwide Holdings, Inc. - Series B
9.25%, 12/15/2017	30	31
Comcast Corp.
5.88%, 02/15/2018 ^	99	115
6.45%, 03/15/2037	50	58
COX Communications, Inc.
8.38%, 03/01/2039 - 144A	95	132
CSC Holdings LLC
8.50%, 04/15/2014 ^	31	33
8.63%, 02/15/2019	5	5
DIRECTV Holdings LLC
3.13%, 02/15/2016 ^	190	194
DISH DBS Corp.
7.00%, 10/01/2013	30	31
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Media (continued)
NBCUniversal Media LLC
4.38%, 04/01/2021	$97	$100
News America, Inc.
6.40%, 12/15/2035	5	5
6.65%, 11/15/2037	10	11
Time Warner, Inc.
4.70%, 01/15/2021	30	31
6.10%, 07/15/2040	20	22
Time Warner Cable, Inc.
5.50%, 09/01/2041	60	59
5.88%, 11/15/2040	55	56
Metals & Mining - 0.5%
Barrick Gold Corp.
2.90%, 05/30/2016	320	325
Novelis, Inc.
8.75%, 12/15/2020 ^	80	78
Steel Dynamics, Inc.
6.75%, 04/01/2015 ^	65	64
Multiline Retail - 0.1%
JC Penney Corp., Inc.
7.40%, 04/01/2037 ^	20	19
Macy’s Retail Holdings, Inc.
5.90%, 12/01/2016 ^	120	131
Multi-Utilities - 0.2%
Dominion Resources, Inc.
1.95%, 08/15/2016 ^	70	70
Dominion Resources, Inc. - Series D
8.88%, 01/15/2019	80	106
Oil, Gas & Consumable Fuels - 2.3%
Anadarko Petroleum Corp.
5.95%, 09/15/2016 ^	163	178
6.38%, 09/15/2017	160	180
6.95%, 06/15/2019 ^	26	30
Consol Energy, Inc.
8.25%, 04/01/2020 ^	10	11
El Paso Corp.
6.50%, 09/15/2020	45	48
7.80%, 08/01/2031	1	1
Enterprise Products Operating LLC
5.20%, 09/01/2020 ^	115	126
6.30%, 09/15/2017	75	87
KeySpan Gas East Corp.
5.82%, 04/01/2041 - 144A	50	61
Kinder Morgan Energy Partners, LP
5.95%, 02/15/2018	100	114
6.38%, 03/01/2041 ^	20	21
6.55%, 09/15/2040 ^	15	17
Marathon Petroleum Corp.
6.50%, 03/01/2041 - 144A	132	142
MEG Energy Corp.
6.50%, 03/15/2021 - 144A ^	110	105
Nexen, Inc.
7.50%, 07/30/2039 ^	135	158
Pemex Project Funding Master Trust
6.63%, 06/15/2035 ^	147	158
Petrobras International Finance Co.
3.88%, 01/27/2016	160	159
5.75%, 01/20/2020	250	261
6.13%, 10/06/2016 ^	50	54
Plains Exploration & Production Co.
10.00%, 03/01/2016	10	11
Range Resources Corp.
5.75%, 06/01/2021	10	10
Rockies Express Pipeline LLC
6.85%, 07/15/2018 - 144A	25	26
SandRidge Energy, Inc.
8.75%, 01/15/2020	60	59
SemGroup, LP (Escrow Shares)
8.75%, 11/15/2049 Ə	25	♦
Valero Energy Corp.
6.13%, 02/01/2020 ^	30	33
Weatherford International, Ltd.
6.75%, 09/15/2040	20	21
Western Gas Partners, LP
5.38%, 06/01/2021	95	95
Williams Partners, LP
4.13%, 11/15/2020 ^	120	119
Paper & Forest Products - 0.0% ¥
International Paper Co.
5.30%, 04/01/2015 ^	5	5
Real Estate Investment Trusts - 0.0% ¥
Ventas Realty, LP
4.75%, 06/01/2021	35	34
Real Estate Management & Development - 0.2%
Realogy Corp.
7.88%, 02/15/2019 - 144A ^	55	42
11.50%, 04/15/2017 ^	230	152
Road & Rail - 0.2%
Burlington Northern Santa Fe LLC
5.75%, 05/01/2040	135	159
Software - 0.1%
First Data Corp.
7.38%, 06/15/2019 - 144A ^	80	71
12.63%, 01/15/2021 - 144A ^	65	48
Oracle Corp.
5.38%, 07/15/2040 - 144A ^	10	12
Wireless Telecommunication Services - 0.1%
Crown Castle Towers LLC
6.11%, 01/15/2020 - 144A	100	112
MetroPCS Wireless, Inc.
7.88%, 09/01/2018 ^	14	14

Total Corporate Debt Securities (cost $14,849)		12,875

PREFERRED STOCKS - 0.1%
Diversified Financial Services - 0.0% ¥
Citigroup Capital XIII
7.88% * ^	1,321	35
U.S. Government Agency Obligation - 0.1%
Fannie Mae 0.00% *	600	2
Fannie Mae 0.00% *	10,800	21
Freddie Mac 8.38% *	14,925	29

Total Preferred Stocks (cost $710)		87

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

COMMON STOCKS - 57.3%
Aerospace & Defense - 1.3%
Honeywell International, Inc.	8,631	$379
L-3 Communications Holdings, Inc. ^	535	33
Northrop Grumman Corp. ^	1,480	77
Raytheon Co.	1,970	81
United Technologies Corp. ^	10,229	720
Airlines - 0.1%
Southwest Airlines Co. ^	9,163	74
Auto Components - 0.3%
Johnson Controls, Inc.	11,644	307
Automobiles - 0.3%
General Motors Co. ‡ ^	14,407	291
Beverages - 1.9%
Coca-Cola Co. ^	15,511	1,048
Constellation Brands, Inc. - Class A ‡ ^	2,359	42
Dr. Pepper Snapple Group, Inc.	4,054	157
PepsiCo, Inc. ^	11,740	727
Biotechnology - 1.0%
Biogen Idec, Inc. ‡	4,678	436
Celgene Corp. ‡	8,690	537
Dendreon Corp. ‡ ^	5,846	53
Capital Markets - 1.0%
Bank of New York Mellon Corp. ^	4,964	92
Goldman Sachs Group, Inc. ^	2,811	266
Invesco, Ltd.	13,314	207
Morgan Stanley	8,285	112
Northern Trust Corp. ^	1,320	46
State Street Corp. ^	9,610	309
Chemicals - 1.1%
Air Products & Chemicals, Inc. ^	4,773	365
Dow Chemical Co. ^	4,615	104
E.I. du Pont de Nemours & Co.	15,200	607
Georgia Gulf Corp. ‡ ^	2,610	36
Commercial Banks - 1.6%
First Republic Bank ‡ ^	3,460	80
SVB Financial Group ‡ ^	1,231	46
U.S. Bancorp ^	19,162	451
Wells Fargo & Co.	41,410	998
Zions Bancorporation ^	3,459	49
Communications Equipment - 1.2%
Cisco Systems, Inc. ^	43,197	669
QUALCOMM, Inc.	10,225	497
Computers & Peripherals - 3.0%
Apple, Inc. ‡ ^	6,666	2,541
EMC Corp. ‡ ^	11,555	243
Hewlett-Packard Co.	8,577	193
Western Digital Corp. ‡	1,300	33
Construction & Engineering - 0.3%
Fluor Corp. ^	5,967	278
Consumer Finance - 1.0%
American Express Co.	11,588	520
Capital One Financial Corp. ^	12,561	498
Containers & Packaging - 0.3%
Ball Corp. ^	5,289	164
Sealed Air Corp. ^	5,910	99
Diversified Financial Services - 1.2%
Bank of America Corp. ^	59,380	363
Citigroup, Inc.	17,610	452
CME Group, Inc. - Class A	660	163
IntercontinentalExchange, Inc. ‡	1,787	211
Diversified Telecommunication Services - 1.7%
AT&T, Inc. ^	28,554	814
Frontier Communications Corp. ^	5,597	34
Verizon Communications, Inc. ^	25,304	932
Electric Utilities - 1.1%
American Electric Power Co., Inc. ^	6,973	265
Exelon Corp. ^	3,630	155
Nextera Energy, Inc. ^	5,665	306
Northeast Utilities	10,731	362
Electrical Equipment - 0.5%
Emerson Electric Co.	11,893	491
Electronic Equipment & Instruments - 0.2%
TE Connectivity, Ltd.	5,897	166
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	5,274	243
Helmerich & Payne, Inc. ^	1,599	65
Nabors Industries, Ltd. ‡	1,485	18
National Oilwell Varco, Inc.	4,517	231
Schlumberger, Ltd.	9,833	588
Food & Staples Retailing - 1.4%
CVS Caremark Corp. ^	10,040	337
Kroger Co. ^	16,840	370
Sysco Corp. ^	6,938	180
Wal-Mart Stores, Inc.	9,761	506
Food Products - 1.3%
ConAgra Foods, Inc.	2,300	56
General Mills, Inc. ^	9,566	368
Kellogg Co. ^	2,410	128
Kraft Foods, Inc. - Class A ^	22,285	748
Tyson Foods, Inc. - Class A ^	1,553	27
Gas Utilities - 0.1%
AGL Resources, Inc. ^	3,445	140
Health Care Equipment & Supplies - 1.1%
Becton, Dickinson and Co.	4,431	325
Covidien PLC	11,756	519
St. Jude Medical, Inc.	6,252	226
Health Care Providers & Services - 1.3%
Aetna, Inc.	1,993	72
Express Scripts, Inc. ‡	2,740	102
Humana, Inc. ^	4,098	298
McKesson Corp.	4,589	334
Quest Diagnostics, Inc. ^	880	43
UnitedHealth Group, Inc. ^	10,704	494
Hotels, Restaurants & Leisure - 0.8%
Carnival Corp. ^	4,400	133
Marriott International, Inc. - Class A ^	5,609	153
McDonald’s Corp. ^	2,431	214
Wynn Resorts, Ltd. ^	1,202	138
Yum! Brands, Inc.	4,300	212
Household Durables - 0.2%
D.R. Horton, Inc. ^	1,510	14
Lennar Corp. - Class A ^	4,948	67
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Household Durables (continued)
NVR, Inc. ‡ ^	160	$96
Whirlpool Corp. ^	1,176	59
Household Products - 1.7%
Colgate-Palmolive Co.	1,651	146
Kimberly-Clark Corp. ^	2,140	152
Procter & Gamble Co. ^	22,352	1,413
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. ‡ ^	7,917	111
Industrial Conglomerates - 1.3%
3M Co. ^	4,458	320
General Electric Co. ^	41,614	634
Tyco International, Ltd. ^	9,761	398
Insurance - 1.9%
ACE, Ltd. ^	5,491	333
Aflac, Inc. ^	2,576	90
Axis Capital Holdings, Ltd.	5,135	133
Berkshire Hathaway, Inc. - Class B ‡ ^	7,291	519
Everest RE Group, Ltd.	1,640	130
Lincoln National Corp. ^	4,748	74
MetLife, Inc. ^	7,391	207
PartnerRe, Ltd.	467	24
Prudential Financial, Inc. ^	8,031	376
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. ‡	3,421	739
Expedia, Inc. ^	1,000	26
Internet Software & Services - 0.5%
Google, Inc. - Class A ‡ ^	968	498
IT Services - 2.3%
Accenture PLC - Class A ^	5,636	297
Cognizant Technology Solutions Corp. -
Class A ‡	3,350	210
International Business Machines Corp. ^	8,595	1,504
Mastercard, Inc. - Class A ^	876	278
Western Union Co.	3,290	50
Machinery - 0.6%
Ingersoll-Rand PLC ^	1,759	49
ITT Corp. ^	1,030	43
Joy Global, Inc.	489	31
PACCAR, Inc. ^	13,079	443
Media - 1.9%
CBS Corp. - Class B ^	16,533	337
Comcast Corp. - Class A	15,458	323
DIRECTV - Class A ‡ ^	1,320	56
Time Warner, Inc. ^	20,197	606
Walt Disney Co. ^	19,008	573
Metals & Mining - 0.5%
Alcoa, Inc. ^	32,453	310
Freeport-McMoRan Copper & Gold, Inc.	498	15
Newmont Mining Corp. ^	2,759	174
Multiline Retail - 0.7%
Big Lots, Inc. ‡ ^	944	33
Family Dollar Stores, Inc. ^	4,166	212
Kohl’s Corp. ^	1,480	73
Macy’s, Inc. ^	6,956	183
Target Corp.	5,238	256
Multi-Utilities - 1.0%
CenterPoint Energy, Inc.	11,420	224
CMS Energy Corp. ^	4,505	89
Dominion Resources, Inc. ^	2,600	132
DTE Energy Co.	1,336	65
Public Service Enterprise Group, Inc. ^	6,293	210
Sempra Energy ^	5,099	263
Oil, Gas & Consumable Fuels - 5.5%
Chevron Corp.	15,438	1,428
ConocoPhillips	11,828	749
Consol Energy, Inc.	1,150	39
Devon Energy Corp.	2,320	129
Exxon Mobil Corp. ^	27,777	2,018
Marathon Oil Corp. ^	4,010	87
Marathon Petroleum Corp. ^	2,523	68
Occidental Petroleum Corp.	8,947	640
SemGroup Corp. - Class A ‡ ^	64	1
Southwestern Energy Co. ‡	1,810	60
Williams Cos., Inc. ^	14,767	359
Pharmaceuticals - 3.5%
Abbott Laboratories ^	20,888	1,068
Johnson & Johnson ^	5,883	375
Merck & Co., Inc.	34,143	1,117
Mylan, Inc. ‡ ^	6,523	111
Pfizer, Inc.	46,668	825
Teva Pharmaceutical Industries, Ltd. ADR	806	30
Real Estate Investment Trusts - 1.1%
Apartment Investment & Management
Co. - Class A ^	4,823	107
Digital Realty Trust, Inc.	3,089	169
Duke Realty Corp. ^	8,810	93
Dupont Fabros Technology, Inc. ^	500	10
Equity Lifestyle Properties, Inc.	949	60
Lasalle Hotel Properties ^	1,650	32
Mack-Cali Realty Corp.	3,343	89
Realty Income Corp. ^	3,808	123
Regency Centers Corp.	2,796	99
Senior Housing Properties Trust	7,577	163
Ventas, Inc. ^	4,264	210
Road & Rail - 1.6%
CSX Corp. ^	32,276	602
Norfolk Southern Corp. ^	8,411	513
Union Pacific Corp. ^	7,150	584
Semiconductors & Semiconductor Equipment - 1.4%
Broadcom Corp. - Class A	8,173	272
Freescale Semiconductor Holdings I, Ltd. ‡ ^	11,024	122
Intel Corp. ^	2,630	56
LAM Research Corp. ‡ ^	5,869	223
MagnaChip Semiconductor Corp. ‡	149	1
Novellus Systems, Inc. ‡ ^	1,983	54
NVIDIA Corp. ‡	7,420	93
Teradyne, Inc. ‡ ^	3,490	38
Texas Instruments, Inc.	8,829	235
Xilinx, Inc. ^	12,907	354
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Software - 2.1%
Citrix Systems, Inc. ‡	1,067	$58
Microsoft Corp.	52,717	1,313
Oracle Corp.	27,813	799
Specialty Retail - 1.3%
AutoZone, Inc. ‡ ^	1,671	534
GameStop Corp. - Class A ‡ ^	724	17
Gap, Inc. ^	1,800	29
Home Depot, Inc.	7,630	251
Lowe’s Cos., Inc.	8,797	170
Staples, Inc.	2,648	35
TJX Cos., Inc.	4,210	234
Textiles, Apparel & Luxury Goods - 0.4%
Nike, Inc. - Class B ^	3,076	263
V.F. Corp. ^	843	102
Tobacco - 0.4%
Altria Group, Inc. ^	10,380	278
Philip Morris International, Inc.	2,113	132
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. ‡ ^	85,020	258

Total Common Stocks (cost $62,372)		57,924

WARRANTS - 0.0% ¥
Automobiles - 0.0% ¥
General Motors Co. ‡ ^
Expiration: 07/10/2019
Exercise Price: $18.33	1,709	14
General Motors Co. ‡ ^
Expiration: 07/10/2016
Exercise Price: $10.00	1,709	20
Oil, Gas & Consumable Fuels - 0.0%¥
SemGroup Corp. ‡
Expiration: 11/30/2014
Exercise Price: $25.00	68	♦

Total Warrants (cost $174)		34

	Notional
	Amount	Value

PURCHASED OPTIONS - 0.0% ¥
Call Options - 0.0% ¥
10-Year U.S. Treasury Note Future	$7	7
Call Strike $131.00
Expires 11/25/2011
10-Year U.S. Treasury Note Future	7	1
Call Strike $134.00
Expires 11/25/2011
Put Options 0.0% ¥
Eurodollar, Mid-Curve 1-Year Future	125	12
Put Strike $99.25
Expires 03/16/2012

Total Purchased Options (cost $21)		20

	Shares	Value

SECURITIES LENDING COLLATERAL - 25.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	25,702,008	$25,702
Total Securities Lending Collateral (cost $25,702)

	Principal	Value

REPURCHASE AGREEMENT - 6.8%
State Street Bank & Trust Co.
0.03% ▲, dated 09/30/2011, to be repurchased at $6,856 on 10/03/2011. Collateralized by U.S. Government Obligations, Zero Coupon, due 12/29/2011, with a total value of $6,995.	$6,856	6,856
Total Repurchase Agreement (cost $6,856)

Total Investment Securities (cost $145,832) #		137,283
Other Assets and Liabilities - Net		(36,170)

Net Assets		$101,113

SECURITIES SOLD SHORT - (4.8%)
U.S. GOVERNMENT AGENCY OBLIGATIONS - (4.8%)
Fannie Mae, TBA
4.00%	(3,600)	(3,782)
5.00%	(1,000)	(1,076)

Total Securities Sold Short (proceeds $4,853)		(4,858)

	Notional
	Amount	Value

WRITTEN-OPTIONS - 0.0% ¥
Call Options - 0.0% ¥
10-Year U.S. Treasury Note Future	(7)	(4)
Call Strike $132.00
Expires 11/25/2011
10-Year U.S. Treasury Note Future	(7)	(3)
Call Strike $133.00
Expires 11/25/2011

Total Written Options (Premiums: $(7))		(7)

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)

(unaudited)
FUTURES CONTRACTS: ε

				Net Unrealized
				Appreciation
Description	Type	Contracts ┌	Expiration Date	(Depreciation)

10-Year U.S. Treasury Note	Long	22	12/20/2011	$ ♦
2-Year U.S. Treasury Note	Long	5	12/30/2011	(♦ )
30-Year U.S. Treasury Bond	Long	16	12/20/2011	33
5-Year U.S. Treasury Note	Short	(15)	12/30/2011	1
90-Day Euro	Long	18	12/19/2011	(1)
S&P 500 E-Mini Index	Long	16	12/16/2011	(33)
Ultra Long U.S. Treasury Bond	Long	11	12/20/2011	177

				$177

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 09/30/2011.

^	All or a portion of this security is on loan. The value of all securities on loan is $24,875.

§	Illiquid. At 09/30/2011, illiquid investment security aggregated to less than $1, or less than 0.01%, of the portfolio’s net assets.

Ž	The security has a perpetual maturity. The date shown is the next call date.

Џ	In default.

Ә	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a total market value of less than $1 or less than 0.01% of the fund’s net assets.

♦	Value is less than $1 or zero.

Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.

g	All or a portion of this security in the amount of $261 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

ε	Cash in the amount of $130 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

¥	Percentage rounds to less than 0.1%.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $145,832. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,793 and $11,342, respectively. Net unrealized depreciation for tax purposes is $8,549.

┌	Contract amounts are not in thousands.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2011, these securities aggregated $6,071, or 6.00%, of the fund’s net assets.

ADR	American Depositary Receipt

REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

STRIPS	Separate Trading of Registered Interest and Principal of Securities TBA To Be Announced
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011
Asset-Backed Securities	$—	$2,732	$—	$2,732
Common Stocks	56,133	1,791	—	57,924
Corporate Debt Securities	—	12,875	♦	12,875
Foreign Government Obligations	—	1,771	—	1,771
Mortgage-Backed Securities	—	5,916	—	5,916
Municipal Government Obligations	—	113	—	113
Preferred Corporate Debt Securities	—	176	—	176
Preferred Stocks	87	—	—	87
Purchased Options	20	—	—	20
Repurchase Agreement	—	6,856	—	6,856
Securities Lending Collateral	25,702	—	—	25,702
U.S. Government Agency Obligations	—	21,920	—	21,920
U.S. Government Obligations	—	1,157	—	1,157
Warrants	34	—	—	34
Total	$81,976	$55,307	$ ♦	$137,283
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY (continued): Э

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Securities Sold Short	Prices	Inputs	Inputs	09/30/2011
U.S. Government Agency Obligations	$—	$(4,858)	$—	$(4,858)

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Other Financial Instruments	Prices	Inputs	Inputs	09/30/2011
Written Options	$—	$(7)	$—	$(7)

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments ₣	Prices	Inputs	Inputs	09/30/2011
Futures Contracts — Appreciation	$211	$—	$—	$211
Futures Contracts — Depreciation	(34)	—	—	(34)
Total	$177	$—	$—	$177
Level 3 Rollforward — Investment Securities

						Net Change in					Net Change in Unrealized Appreciation/ (Depreciation) on
	Beginning			Accrued	Total	Unrealized	Transfers	Transfers		Ending	Investments
	Balance at			Discounts/	Realized	Appreciation	into Level	out of		Balance at	Held at
Securities	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	/(Depreciation)ƒ	3 ¥	Level 3 φ		09/30/2011	09/30/2011ƒ
Corporate Debt Securities	$ ♦	$—	$—	$—	$—	$—	$ ♦	$ (♦	)	$ ♦	$—

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 9/30/2011 may be due to an investment no longer held or categorized as Level 3 at period end.

¥	Transferred into Level 3 because of unavailability of observable inputs.

φ	Transferred out of Level 3 because of availability of observable inputs.
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Large Value Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 97.9%
Aerospace & Defense - 2.4%
Lockheed Martin Corp. ^	80,500	$5,848
Northrop Grumman Corp. ^	154,200	8,042
Raytheon Co.	138,100	5,644
Auto Components - 0.6%
Goodyear Tire & Rubber Co. ‡	482,000	4,863
Biotechnology - 1.0%
Gilead Sciences, Inc. ‡	204,200	7,923
Capital Markets - 1.2%
Ameriprise Financial, Inc.	149,000	5,865
Franklin Resources, Inc.	39,000	3,730
Chemicals - 1.2%
Agrium, Inc.	49,200	3,280
Cabot Corp.	166,300	4,121
Huntsman Corp.	243,100	2,351
Commercial Banks - 7.9%
Fifth Third Bancorp	451,100	4,556
Huntington Bancshares, Inc. ^	1,311,200	6,294
KeyCorp	1,056,300	6,264
PNC Financial Services Group, Inc.	235,600	11,353
Popular, Inc. ‡	2,101,100	3,152
Regions Financial Corp.	867,900	2,890
U.S. Bancorp	214,400	5,047
Wells Fargo & Co.	988,800	23,849
Communications Equipment - 0.8%
Cisco Systems, Inc.	411,100	6,368
Computers & Peripherals - 0.5%
Apple, Inc. ‡	9,800	3,736
Construction & Engineering - 0.8%
KBR, Inc.	255,600	6,040
Consumer Finance - 2.5%
American Express Co.	71,400	3,206
Capital One Financial Corp.	204,400	8,100
Discover Financial Services	357,400	8,199
Diversified Consumer Services - 1.1%
Apollo Group, Inc. - Class A ‡	161,600	6,401
ITT Educational Services, Inc. ‡ ^	42,500	2,447
Diversified Financial Services - 4.7%
Citigroup, Inc.	348,800	8,936
JPMorgan Chase & Co.	823,700	24,810
NASDAQ OMX Group ‡	142,000	3,286
Diversified Telecommunication Services - 4.7%
AT&T, Inc.	597,400	17,038
Verizon Communications, Inc.	534,700	19,677
Electric Utilities - 4.1%
Edison International	255,400	9,770
Entergy Corp.	143,000	9,479
Exelon Corp.	198,900	8,475
NV Energy, Inc.	271,000	3,986
Electronic Equipment & Instruments - 0.4%
Avnet, Inc. ‡	134,200	3,500
Food & Staples Retailing - 4.3%
CVS Caremark Corp.	230,200	7,731
Kroger Co.	369,500	8,115
Safeway, Inc. ^	396,100	6,587
Walgreen Co.	235,000	7,729
Wal-Mart Stores, Inc.	81,700	4,240
Health Care Providers & Services - 8.8%
Aetna, Inc.	248,900	9,048
AmerisourceBergen Corp. - Class A	203,200	7,573
Cardinal Health, Inc.	220,100	9,218
CIGNA Corp.	73,800	3,095
Health Net, Inc. ‡	246,000	5,833
Humana, Inc.	83,800	6,095
McKesson Corp.	45,800	3,330
UnitedHealth Group, Inc.	308,200	14,214
WellPoint, Inc.	167,500	10,934
Household Durables - 0.5%
Whirlpool Corp. ^	75,900	3,788
Household Products - 1.8%
Procter & Gamble Co.	229,400	14,493
Independent Power Producers & Energy Traders - 1.0%
Constellation Energy Group, Inc.	208,400	7,932
Industrial Conglomerates - 1.7%
General Electric Co.	869,100	13,245
Insurance - 6.7%
ACE, Ltd.	155,500	9,423
Aflac, Inc.	73,800	2,579
Assurant, Inc.	189,500	6,784
Chubb Corp.	177,400	10,642
Hartford Financial Services Group, Inc.	146,600	2,366
Lincoln National Corp.	307,800	4,811
Reinsurance Group of America, Inc. - Class A	62,500	2,872
Torchmark Corp. ^	105,150	3,666
Travelers Cos., Inc. ^	214,000	10,428
IT Services - 0.4%
Fidelity National Information Services, Inc.	124,700	3,033
Machinery - 1.1%
Gardner Denver, Inc.	79,900	5,078
Timken Co.	98,900	3,246
Media - 4.6%
CBS Corp. - Class B	376,200	7,668
Comcast Corp. - Class A	355,800	7,436
DIRECTV - Class A ‡	180,000	7,605
Time Warner Cable, Inc.	100,900	6,323
Viacom, Inc. - Class B	176,500	6,838
Metals & Mining - 0.9%
Freeport-McMoRan Copper & Gold, Inc.	234,100	7,128
Multiline Retail - 1.4%
Kohl’s Corp.	167,500	8,224
Macy’s, Inc.	116,900	3,077
Multi-Utilities - 2.4%
Public Service Enterprise Group, Inc.	309,900	10,341
Sempra Energy	175,100	9,018
Oil, Gas & Consumable Fuels - 12.5%
Chevron Corp.	359,000	33,215
ConocoPhillips	286,600	18,148
Exxon Mobil Corp.	213,100	15,477
Hess Corp.	110,300	5,786
Marathon Oil Corp.	131,100	2,829
Marathon Petroleum Corp.	135,000	3,653
Murphy Oil Corp.	160,700	7,097
Tesoro Corp. ‡	263,200	5,125
Valero Energy Corp.	427,300	7,597
Paper & Forest Products - 0.4%
Domtar Corp. ^	47,400	3,231
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Large Value Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Personal Products - 0.9%
Herbalife, Ltd.	127,600	$6,839
Pharmaceuticals - 3.7%
Forest Laboratories, Inc. ‡	102,000	3,141
Merck & Co., Inc.	210,700	6,892
Pfizer, Inc.	1,098,000	19,412
Real Estate Management & Development - 0.5%
Jones Lang Lasalle, Inc.	77,100	3,995
Road & Rail - 1.5%
CSX Corp.	213,900	3,994
Norfolk Southern Corp.	47,900	2,923
Ryder System, Inc.	137,100	5,142
Semiconductors & Semiconductor Equipment - 2.6%
Intel Corp.	976,800	20,835
Software - 3.8%
Activision Blizzard, Inc.	592,700	7,053
Amdocs, Ltd. ‡	118,600	3,216
CA, Inc. ^	185,100	3,593
Microsoft Corp.	349,000	8,686
Symantec Corp. ‡	459,200	7,485
Specialty Retail - 0.4%
AutoZone, Inc. ‡	10,800	3,447
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.	131,300	6,805
Tobacco - 0.8%
Philip Morris International, Inc.	98,900	6,169
Wireless Telecommunication Services - 0.4%
MetroPCS Communications, Inc. ‡	383,400	3,339

Total Common Stocks (cost $804,397)		775,436

SECURITIES LENDING COLLATERAL - 3.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	24,404,607	$24,405
Total Securities Lending Collateral (cost $24,405)

	Principal	Value

REPURCHASE AGREEMENT - 2.0%
State Street Bank & Trust Co.
0.03% ▲, dated 09/30/2011, to be repurchased at $15,521 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 08/01/2026, with a value of $15,834.	$15,521	15,521
Total Repurchase Agreement (cost $15,521)

Total Investment Securities (cost $844,323) #		815,362
Other Assets and Liabilities - Net		(23,680)

Net Assets		$791,682

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $23,871.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $844,323. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $58,016 and $86,977, respectively. Net unrealized depreciation for tax purposes is $28,961.
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011
Common Stocks	$762,796	$12,640	$—	$775,436
Repurchase Agreement	—	15,521	—	15,521
Securities Lending Collateral	24,405	—	—	24,405
Total	$787,201	$28,161	$—	$815,362

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Large Core Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 97.9%
Aerospace & Defense - 4.1%
General Dynamics Corp.	14,200	$808
L-3 Communications Holdings, Inc.	12,800	793
Lockheed Martin Corp. ^	38,300	2,782
Northrop Grumman Corp.	41,900	2,186
Raytheon Co.	57,900	2,366
Auto Components - 0.7%
Goodyear Tire & Rubber Co. ‡	152,600	1,540
Beverages - 0.5%
Hansen Natural Corp. ‡	12,700	1,109
Biotechnology - 1.6%
Celgene Corp. ‡	15,400	954
Gilead Sciences, Inc. ‡	64,200	2,491
Capital Markets - 1.1%
Ameriprise Financial, Inc.	32,200	1,267
Franklin Resources, Inc. ^	11,000	1,052
Chemicals - 1.4%
Agrium, Inc.	24,400	1,627
Eastman Chemical Co.	20,900	1,432
Commercial Banks - 4.8%
Fifth Third Bancorp	103,200	1,042
Huntington Bancshares, Inc.	152,800	733
KeyCorp	271,500	1,610
PNC Financial Services Group, Inc.	52,400	2,525
Wells Fargo & Co.	180,400	4,352
Communications Equipment - 0.4%
Research In Motion, Ltd. ‡ ^	42,000	853
Computers & Peripherals - 4.5%
Apple, Inc. ‡	25,400	9,681
Construction & Engineering - 0.4%
Fluor Corp.	16,900	787
Consumer Finance - 2.1%
Capital One Financial Corp.	55,400	2,196
Discover Financial Services	101,700	2,333
Diversified Consumer Services - 0.9%
Apollo Group, Inc. - Class A ‡	49,600	1,965
Diversified Financial Services - 2.3%
Citigroup, Inc.	21,300	546
JPMorgan Chase & Co.	148,700	4,479
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	57,800	1,648
Verizon Communications, Inc.	129,000	4,748
Electric Utilities - 2.3%
Edison International ^	59,200	2,265
Entergy Corp.	15,600	1,034
Exelon Corp. ^	36,800	1,568
Food & Staples Retailing - 6.0%
CVS Caremark Corp.	64,400	2,163
Kroger Co.	103,200	2,266
Safeway, Inc. ^	104,900	1,744
Walgreen Co.	85,000	2,796
Wal-Mart Stores, Inc.	52,300	2,714
Whole Foods Market, Inc.	16,600	1,084
Health Care Providers & Services - 8.3%
Aetna, Inc.	58,700	2,134
AmerisourceBergen Corp. - Class A	65,100	2,426
Cardinal Health, Inc.	54,700	2,291
CIGNA Corp.	41,100	1,724
Humana, Inc.	22,000	1,600
McKesson Corp.	24,400	1,774
UnitedHealth Group, Inc.	71,400	3,292
WellPoint, Inc.	40,700	2,657
Household Products - 1.8%
Procter & Gamble Co.	62,800	3,968
Independent Power Producers & Energy Traders - 0.6%
Constellation Energy Group, Inc.	33,600	1,279
Industrial Conglomerates - 1.5%
General Electric Co.	212,400	3,237
Insurance - 2.6%
ACE, Ltd.	37,000	2,242
Aflac, Inc.	22,100	772
Chubb Corp.	30,800	1,848
Travelers Cos., Inc. ^	17,400	848
IT Services - 4.0%
Fidelity National Information Services, Inc.	63,800	1,552
International Business Machines Corp.	34,200	5,986
Mastercard, Inc. - Class A	3,700	1,173
Leisure Equipment & Products - 0.6%
Mattel, Inc. ^	48,800	1,263
Machinery - 1.0%
Cummins, Inc.	26,400	2,156
Media - 6.1%
CBS Corp. - Class B	95,600	1,948
Comcast Corp. - Class A	61,500	1,285
DIRECTV - Class A ‡	73,600	3,110
Discovery Communications, Inc. - Series A ‡	23,100	869
Time Warner Cable, Inc.	39,100	2,450
Time Warner, Inc.	49,400	1,481
Viacom, Inc. - Class B	52,700	2,042
Metals & Mining - 1.6%
Freeport-McMoRan Copper & Gold, Inc.	83,600	2,545
Teck Resources, Ltd. - Class B	27,500	803
Multiline Retail - 0.8%
Kohl’s Corp.	34,700	1,704
Multi-Utilities - 0.6%
Public Service Enterprise Group, Inc. ^	40,500	1,351
Oil, Gas & Consumable Fuels - 12.2%
Chevron Corp.	67,700	6,264
ConocoPhillips	67,800	4,293
Exxon Mobil Corp.	122,800	8,919
Hess Corp.	18,800	986
Marathon Petroleum Corp.	34,250	927
Murphy Oil Corp.	36,400	1,607
Tesoro Corp. ‡ ^	83,100	1,618
Valero Energy Corp.	96,500	1,716
Personal Products - 0.8%
Herbalife, Ltd.	33,800	1,812
Pharmaceuticals - 2.2%
Forest Laboratories, Inc. ‡	27,900	859
Merck & Co., Inc.	31,300	1,024
Pfizer, Inc.	160,800	2,843
Road & Rail - 1.7%
CSX Corp.	61,800	1,154
Ryder System, Inc.	27,600	1,035
Union Pacific Corp.	16,900	1,380
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Large Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Semiconductors & Semiconductor Equipment - 2.5%
Intel Corp.	187,200	$3,993
LSI Corp. ‡	261,200	1,353
Software - 6.7%
Activision Blizzard, Inc.	188,100	2,238
Adobe Systems, Inc. ‡	58,300	1,409
CA, Inc. ^	103,800	2,015
Microsoft Corp.	249,100	6,200
Symantec Corp. ‡	148,000	2,412
Specialty Retail - 2.5%
AutoZone, Inc. ‡	6,600	2,107
Bed Bath & Beyond, Inc. ‡	14,800	848
Home Depot, Inc.	30,100	989
TJX Cos., Inc.	25,600	1,420
Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc.	42,800	2,218
Tobacco - 2.5%
Lorillard, Inc.	8,000	886
Philip Morris International, Inc.	72,200	4,503
Wireless Telecommunication Services - 0.2%
MetroPCS Communications, Inc. ‡	59,700	520

Total Common Stocks (cost $215,062)		210,897

SECURITIES LENDING COLLATERAL - 5.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0 .19% ▲	10,853,999	$10,854
Total Securities Lending Collateral (cost $10,854)

	Principal	Value

REPURCHASE AGREEMENT - 2.1%
State Street Bank & Trust Co.
0.03% ▲, dated 09/30/2011, to be repurchased at $4,455 on 10/03/2011. Collateralized by a U.S. Government Obligation, Zero Coupon, due 12/29/2011, with a value of $4,545.	$4,455	4,455
Total Repurchase Agreement (cost $4,455)

Total Investment Securities (cost $230,371) #		226,206
Other Assets and Liabilities - Net		(10,722)

Net Assets		$215,484

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $10,595.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $230,371. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $17,004 and $21,169, respectively. Net unrealized depreciation for tax purposes is $4,165.
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011
Common Stocks	$208,655	$2,242	$—	$210,897
Repurchase Agreement	—	4,455	—	4,455
Securities Lending Collateral	10,854	—	—	10,854
Total	$219,509	$6,697	$—	$226,206

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Large Growth Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 96.7%
Aerospace & Defense - 3.8%
Boeing Co.	204,756	$12,390
Honeywell International, Inc.	109,264	4,798
Precision Castparts Corp.	73,300	11,395
United Technologies Corp.	106,948	7,525
Auto Components - 0.5%
BorgWarner, Inc. ‡ ^	82,879	5,017
Automobiles - 0.6%
Bayerische Motoren Werke AG ADR	144,266	3,174
Harley-Davidson, Inc. ^	81,966	2,814
Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. ‡ ^	35,786	2,292
Amgen, Inc.	136,838	7,519
Celgene Corp. ‡	152,174	9,423
Vertex Pharmaceuticals, Inc. ‡	83,498	3,719
Capital Markets - 0.4%
Franklin Resources, Inc.	5,419	518
Goldman Sachs Group, Inc.	38,884	3,677
Chemicals - 1.7%
E.I. du Pont de Nemours & Co.	97,064	3,880
Monsanto Co.	165,413	9,931
Sherwin-Williams Co.	30,912	2,297
Communications Equipment - 4.3%
Cisco Systems, Inc.	1,309,522	20,283
Emulex Corp. ‡ ^	301,727	1,931
F5 Networks, Inc. ‡	12,760	907
Juniper Networks, Inc. ‡	187,343	3,234
QUALCOMM, Inc.	266,372	12,954
Riverbed Technology, Inc. ‡ ^	89,168	1,780
Computers & Peripherals - 11.0%
Apple, Inc. ‡	152,866	58,270
Dell, Inc. ‡	366,249	5,182
EMC Corp. ‡	1,161,409	24,378
NetApp, Inc. ‡	269,777	9,156
QLogic Corp. ‡ ^	573,555	7,273
Consumer Finance - 1.5%
American Express Co.	301,611	13,542
Diversified Consumer Services - 1.0%
Apollo Group, Inc. - Class A ‡	108,045	4,280
ITT Educational Services, Inc. ‡ ^	84,876	4,887
Energy Equipment & Services - 3.1%
Baker Hughes, Inc.	39,709	1,833
Cameron International Corp. ‡	82,957	3,446
Core Laboratories NV	28,324	2,544
Diamond Offshore Drilling, Inc. ^	94,404	5,168
National Oilwell Varco, Inc.	89,850	4,602
Oceaneering International, Inc.	91,765	3,243
Schlumberger, Ltd.	141,382	8,445
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	123,386	10,132
Whole Foods Market, Inc. ^	115,251	7,527
Food Products - 1.2%
Green Mountain Coffee Roasters, Inc. ‡ ^	54,115	5,029
Mead Johnson Nutrition Co. - Class A	93,728	6,452
Health Care Equipment & Supplies - 1.1%
Edwards Lifesciences Corp. ‡	17,956	1,280
Hologic, Inc. ‡	240,010	3,651
Intuitive Surgical, Inc. ‡	14,230	5,183
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp. - Class A	86,348	3,218
Cardinal Health, Inc.	89,759	3,759
Express Scripts, Inc. ‡	191,368	7,094
Laboratory Corp. of America Holdings ‡	35,507	2,807
UnitedHealth Group, Inc.	180,312	8,316
Hotels, Restaurants & Leisure - 3.3%
Chipotle Mexican Grill, Inc. - Class A ‡ ^	27,633	8,371
Ctrip.com International, Ltd. ADR ‡ ^	21,702	698
McDonald’s Corp.	93,677	8,227
Starbucks Corp.	374,725	13,974
Industrial Conglomerates - 0.9%
General Electric Co.	394,909	6,019
Tyco International, Ltd.	56,698	2,310
Internet & Catalog Retail - 4.1%
Amazon.com, Inc. ‡	137,050	29,634
priceline.com, Inc. ‡	21,121	9,493
Internet Software & Services - 4.6%
Baidu, Inc. ADR ‡	73,199	7,826
eBay, Inc. ‡	212,316	6,261
Google, Inc. - Class A ‡	35,550	18,286
IAC/InterActiveCorp ‡ ^	172,166	6,809
Sohu.com, Inc. ‡ ^	24,210	1,167
Tencent Holdings, Ltd.	139,551	2,888
Youku.com, Inc. ADR ‡^	26,715	437
IT Services - 6.4%
Cognizant Technology Solutions Corp. - Class A ‡	109,833	6,887
International Business Machines Corp.	225,275	39,429
Mastercard, Inc. - Class A	44,312	14,054
Life Sciences Tools & Services - 2.1%
Agilent Technologies, Inc. ‡	175,136	5,473
Bruker Corp. ‡ ^	146,949	1,988
Illumina, Inc. ‡ ^	89,892	3,678
Life Technologies Corp. ‡	32,298	1,241
Waters Corp. ‡	101,184	7,639
Machinery - 2.9%
Caterpillar, Inc.	112,516	8,308
Cummins, Inc.	40,842	3,335
Deere & Co.	58,854	3,800
Dover Corp.	57,293	2,670
Joy Global, Inc.	58,337	3,639
Parker Hannifin Corp.	89,907	5,676
Media - 2.3%
DIRECTV - Class A ‡	82,693	3,494
News Corp. - Class A	279,938	4,331
Omnicom Group, Inc.	169,553	6,246
Sirius XM Radio, Inc. ‡ ^	1,115,834	1,685
Walt Disney Co.	199,513	6,017
Metals & Mining - 1.1%
Cliffs Natural Resources, Inc.	41,088	2,102
Freeport-McMoRan Copper & Gold, Inc.	80,003	2,437
Rio Tinto PLC ADR	46,325	2,042
Teck Resources, Ltd. - Class B	75,140	2,193
Walter Energy, Inc.	32,157	1,930
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Large Growth Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp.	124,251	$7,834
BP PLC ADR ^	32,864	1,185
Canadian Natural Resources, Ltd.	105,337	3,083
Concho Resources, Inc. ‡	33,269	2,367
EOG Resources, Inc.	38,435	2,729
Exxon Mobil Corp.	139,829	10,156
Occidental Petroleum Corp.	142,887	10,216
Sandridge Energy, Inc. ‡ ^	144,012	801
Valero Energy Corp.	307,192	5,462
Personal Products - 0.7%
Estee Lauder Cos., Inc. - Class A	77,306	6,791
Pharmaceuticals - 3.6%
Abbott Laboratories	46,990	2,403
Allergan, Inc.	104,591	8,616
Johnson & Johnson	109,878	7,000
Novo Nordisk A/S ADR	73,580	7,323
Shire PLC ADR	102,063	9,588
Road & Rail - 0.5%
Union Pacific Corp.	60,393	4,932
Semiconductors & Semiconductor Equipment - 4.2%
Altera Corp.	501,918	15,826
Analog Devices, Inc.	156,760	4,899
ARM Holdings PLC ADR ^	100,921	2,573
Avago Technologies, Ltd.	131,663	4,315
Broadcom Corp. - Class A	81,656	2,718
Intersil Corp. - Class A ^	407,853	4,197
Xilinx, Inc. ^	203,365	5,580
Software - 9.7%
Adobe Systems, Inc. ‡	131,720	3,184
Autodesk, Inc. ‡	126,802	3,523
BMC Software, Inc. ‡	92,651	3,573
Check Point Software Technologies, Ltd. ‡	78,653	4,150
Citrix Systems, Inc. ‡	67,425	3,677
Microsoft Corp.	714,539	17,784
Oracle Corp.	1,057,660	30,396
Red Hat, Inc. ‡	204,252	8,632
Salesforce.com, Inc. ‡	81,633	9,329
VMware, Inc. - Class A ‡	97,192	7,812
Specialty Retail - 2.3%
Bed Bath & Beyond, Inc. ‡	126,141	7,229
Buckle, Inc. ^	41,555	1,598
PetSmart, Inc.	26,518	1,131
Ross Stores, Inc.	53,524	4,212
Tiffany & Co. ^	59,201	3,601
TJX Cos., Inc.	66,394	3,683
Textiles, Apparel & Luxury Goods - 5.1%
Burberry Group PLC	228,055	4,141
Coach, Inc.	154,233	7,994
Deckers Outdoor Corp. ‡ ^	37,637	3,510
Fossil, Inc. ‡	9,264	751
Lululemon Athletica, Inc. ‡ ^	127,869	6,221
LVMH Moet Hennessy Louis Vuitton SA	28,796	3,801
Nike, Inc. - Class B	112,976	9,660
Ralph Lauren Corp. - Class A ^	93,166	12,083
Wireless Telecommunication Services - 1.1%
American Tower Corp. - Class A ‡	131,695	7,085
Vodafone Group PLC ADR	131,484	3,373

Total Common Stocks (cost $903,778)		917,576

SECURITIES LENDING COLLATERAL - 6.6%
State Street Navigator Securities Lending Trust - Prime Portfolio,0.19% ▲	62,096,200	62,096
Total Securities Lending Collateral (cost $62,096)

	Principal	Value

REPURCHASE AGREEMENT - 2.7%
State Street Bank & Trust Co.
0.03% ▲, dated 09/30/2011, to be repurchased at $25,124 on 10/03/2011. Collateralized by a U.S Government Agency Obligation and a U.S. Government Obligation, Zero Coupon - 4.00%, due 12/29/2011 - 08/01/2026, with a total value of $25,632.	$25,124	25,124
Total Repurchase Agreement (cost $25,124)

Total Investment Securities (cost $990,998) #		1,004,796
Other Assets and Liabilities - Net		(56,777)

Net Assets		$948,019

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $60,610.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $990,998. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $101,022 and $87,224, respectively. Net unrealized appreciation for tax purposes is $13,798.
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Large Growth Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)
DEFINITIONS:
ADR	American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011
Common Stocks	$867,058	$50,518	$—	$917,576
Repurchase Agreement	—	25,124	—	25,124
Securities Lending Collateral	62,096	—	—	62,096
Total	$929,154	$75,642	$—	$1,004,796

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Mid Value Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 96.9%
Aerospace & Defense - 0.7%
Alliant Techsystems, Inc.	51,000	$2,780
L-3 Communications Holdings, Inc.	35,000	2,169
Beverages - 1.8%
Brown-Forman Corp. - Class B	27,000	1,894
Dr. Pepper Snapple Group, Inc.	82,600	3,203
Fortune Brands, Inc.	135,800	7,344
Building Products - 0.0% ∞
Fortune Brands Home & Security, Inc. ‡	200	2
Capital Markets - 2.7%
Ameriprise Financial, Inc.	174,400	6,864
Invesco, Ltd.	188,850	2,929
Northern Trust Corp.	170,700	5,971
T. Rowe Price Group, Inc.	77,200	3,688
Chemicals - 4.3%
Air Products & Chemicals, Inc.	49,050	3,746
Airgas, Inc.	161,700	10,321
Albemarle Corp.	65,720	2,655
Ashland, Inc.	112,600	4,970
Sherwin-Williams Co.	60,300	4,481
Sigma-Aldrich Corp.	68,400	4,226
Commercial Banks - 4.7%
BancorpSouth, Inc. ^	81,000	711
City National Corp. ^	76,100	2,874
Comerica, Inc.	179,000	4,112
Cullen/Frost Bankers, Inc. ^	62,500	2,866
Fifth Third Bancorp	864,800	8,734
Huntington Bancshares, Inc.	252,400	1,212
M&T Bank Corp.	65,900	4,606
SunTrust Banks, Inc.	382,100	6,859
Zions Bancorporation ^	115,100	1,619
Commercial Services & Supplies - 3.1%
Avery Dennison Corp.	196,600	4,931
Republic Services, Inc. - Class A	587,500	16,485
Communications Equipment - 1.4%
Motorola Solutions, Inc.	244,800	10,257
Computers & Peripherals - 1.1%
NetApp, Inc. ‡	224,400	7,616
Containers & Packaging - 1.8%
Ball Corp.	181,100	5,618
Rock-Tenn Co. - Class A	61,100	2,974
Silgan Holdings, Inc.	110,800	4,071
Distributors - 0.5%
Genuine Parts Co.	74,200	3,769
Diversified Telecommunication Services - 0.5%
CenturyLink, Inc.	109,200	3,617
Electric Utilities - 4.7%
Edison International	244,700	9,360
Northeast Utilities	63,600	2,140
NV Energy, Inc.	187,600	2,760
PPL Corp.	310,600	8,865
Westar Energy, Inc. ^	192,900	5,096
Wisconsin Energy Corp.	154,500	4,834
Electrical Equipment - 2.5%
Ametek, Inc.	105,900	3,492
Cooper Industries PLC - Class A	240,950	11,113
Regal Beloit Corp. ^	72,200	3,276
Electronic Equipment & Instruments - 2.9%
Amphenol Corp. - Class A	83,600	3,408
Arrow Electronics, Inc. ‡	112,400	3,122
TE Connectivity, Ltd.	505,700	14,231
Energy Equipment & Services - 1.1%
Cameron International Corp. ‡	113,500	4,715
Weatherford International, Ltd. ‡	249,200	3,043
Food & Staples Retailing - 0.5%
Kroger Co.	156,100	3,428
Food Products - 4.0%
General Mills, Inc.	193,200	7,432
Hershey Co.	40,400	2,393
JM Smucker Co.	138,400	10,089
Mead Johnson Nutrition Co. - Class A	69,300	4,770
Ralcorp Holdings, Inc. ‡	53,100	4,073
Gas Utilities - 2.2%
Energen Corp.	152,421	6,233
EQT Corp.	60,820	3,245
Oneok, Inc.	89,400	5,904
Health Care Equipment & Supplies - 4.6%
Becton, Dickinson and Co.	50,700	3,717
Hospira, Inc. ‡	233,550	8,641
St. Jude Medical, Inc.	249,000	9,012
Stryker Corp.	115,400	5,439
Zimmer Holdings, Inc. ‡	102,900	5,505
Health Care Providers & Services - 3.8%
AmerisourceBergen Corp. - Class A	100,700	3,753
CIGNA Corp.	237,600	9,965
Coventry Health Care, Inc. ‡	98,000	2,823
HCA Holdings, Inc. ‡	82,200	1,657
Humana, Inc.	57,180	4,159
Lincare Holdings, Inc. ^	219,650	4,942
Hotels, Restaurants & Leisure - 2.8%
Darden Restaurants, Inc. ^	102,499	4,382
Intercontinental Hotels Group PLC ADR	213,300	3,430
Marriott International, Inc. - Class A ^	175,866	4,790
Royal Caribbean Cruises, Ltd.	54,840	1,187
Starwood Hotels & Resorts Worldwide, Inc.	86,500	3,358
Yum! Brands, Inc.	54,800	2,707
Household Durables - 3.6%
Jarden Corp. ^	88,200	2,493
Mohawk Industries, Inc. ‡ ^	51,400	2,206
Newell Rubbermaid, Inc.	451,300	5,357
Snap-On, Inc.	81,806	3,632
Stanley Black & Decker, Inc.	224,800	11,038
Household Products - 0.4%
Energizer Holdings, Inc. ‡	47,500	3,156
Industrial Conglomerates - 2.9%
Carlisle Cos., Inc.	90,800	2,895
Tyco International, Ltd.	435,400	17,742
Insurance - 8.2%
AON Corp.	74,200	3,115
Arch Capital Group, Ltd. ‡ ^	59,300	1,938
Chubb Corp.	56,200	3,371
Loews Corp.	206,200	7,124
Old Republic International Corp. ^	314,400	2,804
OneBeacon Insurance Group, Ltd. - Class A ^	139,755	1,906
Principal Financial Group, Inc.	76,800	1,741
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Mid Value Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Insurance (continued)
Progressive Corp.	428,100	$7,604
Torchmark Corp.	45,500	1,586
Transatlantic Holdings, Inc.	64,400	3,125
Willis Group Holdings PLC ^	212,600	7,307
WR Berkley Corp. ^	173,900	5,163
XL Group PLC - Class A	612,100	11,508
Internet & Catalog Retail - 0.4%
Expedia, Inc. ^	120,100	3,093
IT Services - 1.9%
Fidelity National Information Services, Inc.	276,200	6,718
Western Union Co.	427,100	6,530
Leisure Equipment & Products - 0.7%
Hasbro, Inc.	146,500	4,777
Machinery - 1.5%
Dover Corp.	137,100	6,389
Navistar International Corp. ‡	140,500	4,513
Media - 2.6%
AMC Networks, Inc. ‡	35,090	1,121
Cablevision Systems Corp. - Class A	161,960	2,548
CBS Corp. - Class B	394,500	8,040
Clear Channel Outdoor Holdings, Inc. - Class A ‡	117,961	1,104
DISH Network Corp. - Class A ‡	106,800	2,676
Gannett Co., Inc. ^	234,600	2,236
Washington Post Co. - Class B ^	2,500	817
Metals & Mining - 0.4%
Allegheny Technologies, Inc. ^	80,000	2,959
Multiline Retail - 1.0%
Family Dollar Stores, Inc.	53,800	2,736
Kohl’s Corp.	89,060	4,373
Multi-Utilities - 4.8%
CenterPoint Energy, Inc.	92,100	1,807
CMS Energy Corp. ^	648,700	12,838
NSTAR	98,400	4,409
Sempra Energy	86,800	4,470
Xcel Energy, Inc.	447,900	11,059
Oil, Gas & Consumable Fuels - 3.4%
CVR Energy, Inc. ‡	59,100	1,249
Devon Energy Corp.	84,100	4,663
El Paso Corp.	332,900	5,818
Newfield Exploration Co. ‡	63,700	2,528
Plains Exploration & Production Co. ‡	144,000	3,270
Teekay Corp. ^	73,090	1,653
Williams Cos., Inc.	203,400	4,951
Real Estate Investment Trusts - 1.3%
HCP, Inc.	79,600	2,791
Regency Centers Corp. ^	86,900	3,070
Vornado Realty Trust	42,737	3,189
Real Estate Management & Development - 0.8%
Brookfield Office Properties, Inc.	162,700	2,240
CBRE Group, Inc. - Class A ‡	277,700	3,738
Semiconductors & Semiconductor Equipment - 1.4%
Analog Devices, Inc.	98,240	3,070
LSI Corp. ‡	1,346,800	6,976
Software - 4.4%
BMC Software, Inc. ‡	251,030	9,680
Jack Henry & Associates, Inc.	148,200	4,295
Parametric Technology Corp. ‡	273,150	4,201
Rovi Corp. ‡ ^	210,800	9,060
Synopsys, Inc. ‡	159,800	3,893
Specialty Retail - 3.1%
AutoZone, Inc. ‡	13,500	4,309
Bed Bath & Beyond, Inc. ‡	72,400	4,149
Gap, Inc.	226,900	3,685
PetSmart, Inc.	51,800	2,209
Tiffany & Co.	47,800	2,907
TJX Cos., Inc.	91,300	5,065
Textiles, Apparel & Luxury Goods - 0.4%
PVH Corp.	50,400	2,935
Thrifts & Mortgage Finance - 0.6%
Capitol Federal Financial, Inc.	116,600	1,231
People’s United Financial, Inc. ^	276,500	3,152
Water Utilities - 1.0%
American Water Works Co., Inc.	229,700	6,932
Wireless Telecommunication Services - 0.4%
Telephone & Data Systems, Inc. (Special Shares) - Class L	130,163	2,573

Total Common Stocks (cost $723,503)		688,169

SECURITIES LENDING COLLATERAL - 7.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	54,065,762	54,066
Total Securities Lending Collateral (cost $54,066)

	Principal	Value

REPURCHASE AGREEMENT - 3.2%
State Street Bank & Trust Co.
0.03% ▲, dated 09/30/2011, to be repurchased at $22,361 on 10/03/2011. Collateralized by U.S. Government Agency Obligations, 4.00%, due 08/01/2026, with a total value of $22,816.	$22,361	22,361
Total Repurchase Agreement (cost $22,361)

Total Investment Securities (cost $799,930) #		764,596
Other Assets and Liabilities - Net		(54,872)

Net Assets		$709,724

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Mid Value Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

∞	Percentage rounds to less than 0.1%.

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $52,714.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $799,930. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $40,433 and $75,767, respectively. Net unrealized depreciation for tax purposes is $35,334.
DEFINITION:
ADR	American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011
Common Stocks	$616,957	$71,212	$—	$688,169
Repurchase Agreement	—	22,361	—	22,361
Securities Lending Collateral	54,066	—	—	54,066
Total	$671,023	$93,573	$—	$764,596

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Mid Growth Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 97.8%
Aerospace & Defense - 2.0%
BE Aerospace, Inc. ‡ ^	118,230	$3,915
Biotechnology - 2.3%
Alexion Pharmaceuticals, Inc. ‡ ^	69,960	4,482
Capital Markets - 0.9%
T. Rowe Price Group, Inc. ^	35,245	1,684
Chemicals - 2.0%
Albemarle Corp. ^	96,580	3,902
Commercial Services & Supplies - 1.2%
Stericycle, Inc. ‡ ^	28,470	2,298
Computers & Peripherals - 3.3%
SanDisk Corp. ‡	48,100	1,941
Teradata Corp. ‡ ^	83,740	4,482
Construction & Engineering - 2.1%
Chicago Bridge & Iron Co. NV - Class Y	140,355	4,018
Consumer Finance - 1.2%
Discover Financial Services	107,000	2,454
Diversified Consumer Services - 2.0%
Apollo Group, Inc. - Class A ‡ ^	96,670	3,829
Electrical Equipment - 3.0%
Roper Industries, Inc. ^	60,320	4,156
Sensata Technologies Holding NV ‡ ^	70,888	1,876
Energy Equipment & Services - 2.6%
McDermott International, Inc. ‡ ^	295,085	3,175
Patterson-UTI Energy, Inc. ^	107,390	1,862
Food & Staples Retailing - 2.9%
Whole Foods Market, Inc. ^	85,523	5,586
Food Products - 2.4%
Mead Johnson Nutrition Co. - Class A	69,530	4,786
Health Care Equipment & Supplies - 6.0%
Cooper Cos., Inc. ^	58,300	4,614
Edwards Lifesciences Corp. ‡ ^	61,070	4,353
St. Jude Medical, Inc. ^	75,100	2,718
Health Care Providers & Services - 1.8%
Humana, Inc. ^	47,490	3,454
Hotels, Restaurants & Leisure - 3.1%
Arcos Dorados Holdings, Inc. - Class A ^	90,560	2,100
Panera Bread Co. - Class A ‡ ^	37,925	3,942
Household Durables - 1.3%
Tempur-Pedic International, Inc. ‡ ^	49,500	2,604
Household Products - 1.3%
Energizer Holdings, Inc. ‡	37,450	2,488
Internet & Catalog Retail - 1.7%
Expedia, Inc. ^	127,400	3,281
Internet Software & Services - 2.9%
IAC/InterActiveCorp ‡ ^	142,244	5,626
IT Services - 5.1%
Alliance Data Systems Corp. ‡ ^	38,400	3,560
Gartner, Inc. ‡ ^	123,545	4,308
VeriFone Holdings, Inc. ‡ ^	57,285	2,006
Leisure Equipment & Products - 2.5%
Polaris Industries, Inc. ^	96,430	4,819
Life Sciences Tools & Services - 2.2%
Agilent Technologies, Inc. ‡ ^	73,120	2,285
Mettler-Toledo International, Inc. ‡ ^	14,525	2,033
Machinery - 1.0%
Kennametal, Inc. ^	60,065	1,967
Metals & Mining - 2.5%
Carpenter Technology Corp. ^	60,390	2,711
Eldorado Gold Corp.	126,300	2,165
Oil, Gas & Consumable Fuels - 6.1%
Berry Petroleum Co. - Class A ^	67,468	2,387
Brigham Exploration Co. ‡ ^	115,827	2,926
Cabot Oil & Gas Corp. ^	80,880	5,007
Concho Resources, Inc. ‡ ^	22,570	1,606
Personal Products - 2.2%
Estee Lauder Cos., Inc. - Class A ^	49,558	4,353
Pharmaceuticals - 4.4%
Perrigo Co. ^	45,135	4,383
Shire PLC ADR ^	45,545	4,278
Road & Rail - 1.9%
Kansas City Southern ‡ ^	73,605	3,677
Semiconductors & Semiconductor Equipment - 2.7%
Cavium, Inc. ‡ ^	71,555	1,933
FEI Co. ‡ ^	111,790	3,349
Software - 9.3%
Electronic Arts, Inc. ‡	220,610	4,511
Red Hat, Inc. ‡ ^	107,430	4,540
Rovi Corp. ‡ ^	48,569	2,087
Salesforce.com, Inc. ‡ ^	37,445	4,279
Successfactors, Inc. ‡ ^	120,167	2,763
Specialty Retail - 4.5%
Foot Locker, Inc. ^	147,180	2,957
Genesco, Inc. ‡ ^	76,300	3,932
Ulta Salon Cosmetics & Fragrance, Inc. ‡ ^	29,877	1,859
Textiles, Apparel & Luxury Goods - 7.4%
CROCS, Inc. ‡ ^	116,590	2,760
Deckers Outdoor Corp. ‡ ^	34,185	3,188
Fossil, Inc. ‡ ^	57,829	4,687
Under Armour, Inc. - Class A ‡ ^	61,822	4,105

Total Common Stocks (cost $193,492)		191,047

SECURITIES LENDING COLLATERAL - 25.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	49,908,696	49,909
Total Securities Lending Collateral (cost $49,909)

	Principal	Value

REPURCHASE AGREEMENT - 2.3%
State Street Bank & Trust Co.
0.03% ▲, dated 09/30/2011, to be repurchased at $4,490 on 10/03/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 08/01/2026, with a value of $4,580.	$4,490	4,490
Total Repurchase Agreement (cost $4,490)

Total Investment Securities (cost $247,891) #		245,446
Other Assets and Liabilities - Net		(49,981)

Net Assets		$195,465

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Mid Growth Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $48,798.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $247,891. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $18,168 and $20,613, respectively. Net unrealized depreciation for tax purposes is $2,445.
DEFINITION:
ADR	American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011
Common Stocks	$180,875	$10,172	$—	$191,047
Repurchase Agreement	—	4,490	—	4,490
Securities Lending Collateral	49,909	—	—	49,909
Total	$230,784	$14,662	$—	$245,446

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Small Value Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 97.1%
Chemicals - 2.5%
Koppers Holdings, Inc. ^	27,800	$712
Zep, Inc. ^	101,700	1,528
Commercial Banks - 7.2%
First Busey Corp. ^	191,130	831
First Midwest Bancorp, Inc. ^	129,700	949
Hancock Holding Co. ^	31,200	836
International Bancshares Corp. ^	97,400	1,281
MB Financial, Inc. ^	57,300	843
Webster Financial Corp. ^	88,100	1,348
Westamerica Bancorporation ^	16,000	613
Commercial Services & Supplies - 5.0%
ACCO Brands Corp. ‡ ^	146,600	699
G&K Services, Inc. - Class A ^	38,000	971
Standard Parking Corp. ‡ ^	48,800	763
United Stationers, Inc. ^	78,700	2,145
Computers & Peripherals - 1.7%
Diebold, Inc. ^	48,300	1,328
Electronics for Imaging, Inc. ‡ ^	17,800	240
Construction & Engineering - 0.3%
Sterling Construction Co., Inc. ‡ ^	28,500	318
Containers & Packaging - 1.5%
Aptargroup, Inc. ^	30,900	1,380
Diversified Consumer Services - 1.4%
Matthews International Corp. - Class A ^	41,400	1,273
Diversified Financial Services - 1.8%
Ares Capital Corp. ^	117,500	1,618
Electric Utilities - 2.8%
Unisource Energy Corp. ^	39,800	1,437
Westar Energy, Inc. ^	44,100	1,165
Electrical Equipment - 3.0%
Acuity Brands, Inc. ^	17,100	616
Belden, Inc. ^	83,300	2,149
Electronic Equipment & Instruments - 2.1%
Coherent, Inc. ‡ ^	18,500	795
MTS Systems Corp. ^	32,932	1,010
Nam Tai Electronics, Inc. ^	39,200	192
Energy Equipment & Services - 2.4%
Bristow Group, Inc. ^	25,000	1,061
SEACOR Holdings, Inc. ^	14,300	1,147
Food & Staples Retailing - 1.6%
Casey’s General Stores, Inc. ^	32,900	1,436
Gas Utilities - 3.2%
Atmos Energy Corp.	33,300	1,081
New Jersey Resources Corp. ^	21,200	902
WGL Holdings, Inc. ^	24,400	953
Health Care Equipment & Supplies - 2.1%
Haemonetics Corp. ‡ ^	11,300	661
ICU Medical, Inc. ‡ ^	33,700	1,240
Health Care Providers & Services - 2.8%
Amsurg Corp. - Class A ‡ ^	68,500	1,541
Corvel Corp. ‡ ^	23,400	995
Hotels, Restaurants & Leisure - 3.6%
Bally Technologies, Inc. ‡ ^	23,400	631
CEC Entertainment, Inc. ^	33,700	960
Choice Hotels International, Inc. ^	31,300	930
Sonic Corp. ‡	110,900	784
Household Durables - 1.7%
Helen of Troy, Ltd. ‡ ^	60,435	1,518
Industrial Conglomerates - 2.7%
Carlisle Cos., Inc. ^	78,200	2,493
Insurance - 7.1%
Alleghany Corp.	2,761	797
Amerisafe, Inc. ‡ ^	47,600	876
Assured Guaranty, Ltd. ^	58,800	646
Delphi Financial Group, Inc. - Class A ^	77,700	1,671
Platinum Underwriters Holdings, Ltd. ^	38,400	1,181
Primerica, Inc. ^	63,400	1,367
Internet Software & Services - 1.2%
Websense, Inc. ‡ ^	62,500	1,081
IT Services - 2.2%
MAXIMUS, Inc. ^	57,000	1,990
Life Sciences Tools & Services - 3.5%
Charles River Laboratories International, Inc. ‡ ^	52,700	1,508
ICON PLC ADR ‡ ^	111,800	1,798
Machinery - 5.4%
Albany International Corp. - Class A ^	80,900	1,476
ESCO Technologies, Inc. ^	47,800	1,219
Mueller Industries, Inc. ^	56,200	2,168
Marine - 2.2%
Kirby Corp. ‡ ^	37,900	1,995
Media - 2.3%
Arbitron, Inc. ^	62,900	2,081
Multiline Retail - 1.1%
Fred’s, Inc. - Class A ^	96,900	1,033
Office Electronics - 1.2%
Zebra Technologies Corp. - Class A ‡	34,300	1,061
Oil, Gas & Consumable Fuels - 1.9%
GeoResources, Inc. ‡ ^	48,300	859
Penn Virginia Corp. ^	66,942	373
Scorpio Tankers, Inc. ‡ ^	92,200	487
Paper & Forest Products - 1.6%
Deltic Timber Corp. ^	24,700	1,474
Real Estate Investment Trusts - 4.3%
American Campus Communities, Inc. ^	19,100	711
Campus Crest Communities, Inc. ^	79,500	865
DiamondRock Hospitality Co. ^	112,000	783
Education Realty Trust, Inc. ^	115,800	994
Mack-Cali Realty Corp. ^	21,600	578
Road & Rail - 1.7%
Genesee & Wyoming, Inc. - Class A ‡ ^	33,800	1,572
Specialty Retail - 5.8%
Ascena Retail Group, Inc. ‡ ^	49,400	1,337
Cato Corp. - Class A ^	88,300	1,993
Stage Stores, Inc. ^	142,400	1,975
Textiles, Apparel & Luxury Goods - 1.3%
Skechers U.S.A., Inc. - Class A ‡ ^	49,500	695
Unifirst Corp. ^	11,400	516
Thrifts & Mortgage Finance - 3.3%
First Niagara Financial Group, Inc. ^	72,810	666
Flushing Financial Corp. ^	61,800	667
Northwest Bancshares, Inc. ^	145,000	1,728
Trading Companies & Distributors - 1.6%
GATX Corp. ^	46,700	1,447

Total Common Stocks (cost $90,943)		89,041

SECURITIES LENDING COLLATERAL - 25.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	23,490,644	23,491
Total Securities Lending Collateral (cost $23,491)
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Small Value Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

REPURCHASE AGREEMENT - 2.9%
State Street Bank & Trust Co.
0.03% ▲, dated 09/30/2011, to be repurchased at $2,643 on 10/03/2011. Collateralized by a U.S. Government Obligation, Zero Coupon, due 12/29/2011, with a value of $2,700.	$2,643	$2,643
Total Repurchase Agreement (cost $2,643)

Total Investment Securities (cost $117,077) #		115,175
Other Assets and Liabilities - Net		(23,500)

Net Assets		$91,675

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $22,878.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $117,077. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $6,792 and $8,694, respectively. Net unrealized depreciation for tax purposes is $1,902.
DEFINITION:
ADR	American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011
Common Stocks	$86,756	$2,285	$—	$89,041
Repurchase Agreement	—	2,643	—	2,643
Securities Lending Collateral	23,491	—	—	23,491
Total	$110,247	$4,928	$—	$115,175

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Small Core Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 96.3%
Aerospace & Defense - 1.9%
Aerovironment, Inc. ‡^	25,520	$718
American Science & Engineering, Inc. ^	9,055	553
Ceradyne, Inc. ‡^	78,405	2,108
Cubic Corp. ^	10,100	395
GenCorp, Inc. ‡^	99,200	445
Triumph Group, Inc. ^	17,430	850
Air Freight & Logistics - 0.5%
Hub Group, Inc. - Class A ‡^	42,121	1,190
Park-Ohio Holdings Corp. ‡^	1,800	22
Airlines - 0.6%
Alaska Air Group, Inc. ‡^	22,800	1,283
US Airways Group, Inc. ‡	42,700	235
Beverages - 0.0% ∞
Coca-Cola Bottling Co., Consolidated ^	1,200	67
Biotechnology - 4.2%
Acorda Therapeutics, Inc. ‡^	77,425	1,545
Alexion Pharmaceuticals, Inc. ‡^	24,073	1,542
BioMarin Pharmaceutical, Inc. ‡^	78,355	2,496
Cubist Pharmaceuticals, Inc. ‡^	15,800	558
Genomic Health, Inc. ‡^	96,846	2,129
Maxygen, Inc. ^	79,700	436
Progenics Pharmaceuticals, Inc. ‡^	67,000	385
Repligen Corp. ‡^	12,400	41
RTI Biologics, Inc. ‡^	277,653	913
United Therapeutics Corp. ‡^	24,820	931
Vanda Pharmaceuticals, Inc. ‡^	31,600	156
Building Products - 0.0% ∞
Gibraltar Industries, Inc. ‡^	10,600	86
Capital Markets - 0.7%
American Capital, Ltd. ‡	22,200	151
Arlington Asset Investment Corp. - Class A ^	19,600	472
BGC Partners, Inc. - Class A ^	23,600	142
Financial Engines, Inc. ‡^	25,725	466
Gladstone Investment Corp. ^	38,400	261
TICC Capital Corp. ^	41,700	341
Chemicals - 2.0%
Balchem Corp. ^	32,503	1,213
China Green Agriculture, Inc. ‡	8,300	40
Georgia Gulf Corp. ‡^	4,000	55
Innospec, Inc. ‡^	5,300	128
Koppers Holdings, Inc.	23,800	610
Kronos Worldwide, Inc.	19,100	307
LSB Industries, Inc. ‡^	20,383	584
Minerals Technologies, Inc. ^	4,400	217
OM Group, Inc. ‡^	27,700	719
Zep, Inc.	88,100	1,323
Commercial Banks - 5.5%
1st Source Corp. ^	7,100	148
Bancfirst Corp. ^	3,100	103
Banco Latinoamericano de Comercio Exterior SA - Class E ^	60,900	928
Bancorp, Inc. ‡^	23,400	168
Bryn Mawr Bank Corp. ^	1,600	27
Cape Bancorp, Inc. ‡^	2,900	21
CapitalSource, Inc. ^	76,900	472
Cathay General Bancorp ^	3,800	43
Center Bancorp, Inc. ^	16,100	155
Central Pacific Financial Corp. ‡^	29,900	309
Century Bancorp, Inc. - Class A ^	1,200	28
Citizens & Northern Corp. ^	21,000	312
Community Bank System, Inc. ^	26,800	608
East-West Bancorp, Inc. ^	5,400	81
Enterprise Bancorp, Inc. ^	2,700	33
Enterprise Financial Services Corp. ^	33,700	458
First Busey Corp. ^	150,172	653
First California Financial Group, Inc. ‡	7,900	24
First Defiance Financial Corp. ‡^	7,300	98
First Financial Bancorp ^	8,800	121
First Financial Bankshares, Inc. ^	18,700	489
First Financial Corp. ^	3,200	88
First Midwest Bancorp, Inc. ^	111,000	813
Fulton Financial Corp. ^	40,000	306
Great Southern Bancorp, Inc. ^	3,700	62
Hancock Holding Co. ^	27,300	731
International Bancshares Corp. ^	84,500	1,110
Lakeland Bancorp, Inc. ^	8,819	69
Lakeland Financial Corp. ^	31,800	657
MainSource Financial Group, Inc. ^	12,400	108
MB Financial, Inc. ^	50,300	740
National Bankshares, Inc. ^	1,100	27
National Penn Bancshares, Inc. ^	27,900	196
Northrim BanCorp, Inc. ^	2,100	41
OceanFirst Financial Corp. ^	17,400	203
Old National Bancorp ^	55,200	514
Orrstown Financial Services, Inc. ^	1,200	15
Renasant Corp. ^	5,800	74
Southside Bancshares, Inc. ^	6,800	122
Suffolk Bancorp ^	7,100	59
SY Bancorp, Inc. ^	7,900	147
Tompkins Financial Corp. ^	1,200	43
Trustco Bank Corp. ^	19,700	88
UMB Financial Corp. ^	30,600	982
Virginia Commerce Bancorp, Inc. ‡^	5,400	32
Washington Trust Bancorp, Inc. ^	9,500	188
Webster Financial Corp. ^	76,200	1,165
WesBanco, Inc. ^	3,100	54
West Bancorporation, Inc. ^	18,300	155
Westamerica Bancorporation ^	13,100	502
Western Alliance Bancorp ‡^	12,500	69
WSFS Financial Corp. ^	4,500	142
Commercial Services & Supplies - 2.6%
ACCO Brands Corp. ‡^	132,900	634
Clean Harbors, Inc. ‡	22,750	1,167
G&K Services, Inc. - Class A ^	32,953	842
Herman Miller, Inc.	22,400	400
Rollins, Inc. ^	62,750	1,174
Standard Parking Corp. ‡^	44,488	696
TRC Cos., Inc. ‡^	39,900	120

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Small Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Commercial Services & Supplies (continued)
United Stationers, Inc. ^	64,500	$1,758
Viad Corp. ^	1,300	22
Communications Equipment - 1.7%
Aruba Networks, Inc. ‡^	15,475	324
Comtech Telecommunications Corp. ^	42,700	1,199
Finisar Corp. ‡^	75,391	1,322
Polycom, Inc. ‡^	40,985	753
Riverbed Technology, Inc. ‡^	41,110	821
Computers & Peripherals - 1.2%
Cray, Inc. ‡	4,600	24
Diebold, Inc. ^	41,900	1,153
Electronics for Imaging, Inc. ‡	85,427	1,151
Imation Corp. ‡^	106,200	776
Construction & Engineering - 0.5%
MasTec, Inc. ‡	30,550	538
Primoris Services Corp. ^	17,300	181
Sterling Construction Co., Inc. ‡^	54,300	606
Consumer Finance - 0.9%
Ezcorp, Inc. - Class A ‡	82,940	2,367
Imperial Holdings, Inc. ‡	51,800	124
Containers & Packaging - 0.4%
Aptargroup, Inc. ^	25,200	1,126
Distributors - 0.3%
Audiovox Corp. - Class A ‡^	15,800	87
LKQ Corp. ‡^	32,465	784
Diversified Consumer Services - 2.7%
American Public Education, Inc. ‡^	35,855	1,219
Bridgepoint Education, Inc. ‡^	20,400	356
Cambium Learning Group, Inc. ‡^	8,300	25
Capella Education Co. ‡^	36,139	1,026
Career Education Corp. ‡^	25,900	338
Coinstar, Inc. ‡^	44,430	1,777
ITT Educational Services, Inc. ‡^	7,000	403
Matthews International Corp. - Class A ^	35,500	1,092
Steiner Leisure, Ltd. ‡^	23,140	943
Diversified Financial Services - 3.3%
Ares Capital Corp. ^	101,400	1,396
Cash America International, Inc. ^	30,435	1,557
Encore Capital Group, Inc. ‡^	57,438	1,255
First Cash Financial Services, Inc. ‡^	63,200	2,652
Gladstone Capital Corp. ^	8,000	55
Marlin Business Services Corp. ‡^	3,600	38
MCG Capital Corp. ^	37,100	147
Medallion Financial Corp. ^	3,800	35
Portfolio Recovery Associates, Inc. ‡^	26,139	1,626
QC Holdings, Inc.	9,100	27
Diversified Telecommunication Services - 0.8%
IDT Corp. - Class B ^	32,300	659
Neutral Tandem, Inc. ‡^	27,500	266
NTELOS Holdings Corp.	46,340	821
Surewest Communications	12,000	126
Vonage Holdings Corp. ‡^	73,100	190
Electric Utilities - 2.1%
Cleco Corp. ^	5,100	174
Dynegy, Inc. - Class A ‡^	59,500	245
El Paso Electric Co. ^	42,400	1,361
NGP Capital Resources Co. ^	7,100	46
Portland General Electric Co. ^	5,400	128
Unisource Energy Corp. ^	65,300	2,357
Westar Energy, Inc. ^	38,900	1,028
Electrical Equipment - 1.5%
Acuity Brands, Inc. ^	14,400	519
Belden, Inc. ^	78,300	2,020
Coleman Cable, Inc. ‡	7,600	64
Franklin Electric Co., Inc. ^	8,600	312
Thomas & Betts Corp. ‡^	9,500	379
Ultralife Corp. ‡	6,800	34
Woodward, Inc. ^	21,403	586
Electronic Equipment & Instruments - 1.6%
AVX Corp. ^	23,900	284
Brightpoint, Inc. ‡^	2,900	27
Coherent, Inc. ‡^	15,900	683
Electro Scientific Industries, Inc. ‡^	19,800	235
Insight Enterprises, Inc. ‡^	2,000	30
LoJack Corp. ‡^	45,600	145
MTS Systems Corp. ^	28,100	861
Multi-Fineline Electronix, Inc. ‡^	45,667	910
Nam Tai Electronics, Inc. ^	38,400	189
Newport Corp. ‡^	36,300	392
RadiSys Corp. ‡^	19,700	121
Tech Data Corp. ‡^	3,100	134
Vishay Intertechnology, Inc. ‡^	32,800	274
Energy Equipment & Services - 2.5%
Basic Energy Services, Inc. ‡^	14,400	204
Bristow Group, Inc. ^	20,500	870
Carbo Ceramics, Inc. ^	2,595	266
Dril-Quip, Inc. ‡	20,730	1,118
Helix Energy Solutions Group, Inc. ‡^	75,600	990
Lufkin Industries, Inc. ^	15,910	847
Newpark Resources, Inc. ‡^	170,780	1,040
SEACOR Holdings, Inc. ^	18,000	1,443
Food & Staples Retailing - 0.7%
Casey’s General Stores, Inc. ^	28,800	1,256
SUPERVALU, Inc. ^	3,400	23
Susser Holdings Corp. ‡^	13,900	277
Winn-Dixie Stores, Inc. ‡	29,200	173
Food Products - 0.6%
B&G Foods, Inc. - Class A ^	17,900	299
Dole Food Co., Inc. ‡^	80,100	801
Omega Protein Corp. ‡	51,700	469
Gas Utilities - 1.6%
Atmos Energy Corp.	29,800	967
Chesapeake Utilities Corp. ^	11,200	449
Laclede Group, Inc. ^	2,300	89
New Jersey Resources Corp. ^	17,472	744
Southwest Gas Corp. ^	35,300	1,277
WGL Holdings, Inc. ^	19,900	777

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Small Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Health Care Equipment & Supplies - 4.2%
Dexcom, Inc. ‡^	44,840	$538
DynaVox, Inc. - Class A ‡	5,900	21
Haemonetics Corp. ‡^	9,800	573
ICU Medical, Inc. ‡^	29,300	1,078
Insulet Corp. ‡^	105,873	1,616
Invacare Corp. ^	9,300	214
NxStage Medical, Inc. ‡^	120,251	2,509
SonoSite, Inc. ‡^	57,325	1,740
Spectranetics Corp. ‡^	181,019	1,292
Thoratec Corp. ‡^	46,720	1,525
Health Care Providers & Services - 1.9%
Amsurg Corp. - Class A ‡	73,500	1,654
CardioNet, Inc. ‡^	56,700	170
Corvel Corp. ‡^	22,600	961
HMS Holdings Corp. ‡^	58,685	1,431
Magellan Health Services, Inc. ‡^	7,000	338
PDI, Inc. ‡^	18,200	122
WellCare Health Plans, Inc. ‡^	10,900	414
Hotels, Restaurants & Leisure - 3.4%
Ameristar Casinos, Inc. ^	24,200	388
Bally Technologies, Inc. ‡	20,000	540
Biglari Holdings, Inc. ‡^	880	261
BJ’s Restaurants, Inc. ‡^	26,230	1,158
Boyd Gaming Corp. ‡^	33,900	166
Brinker International, Inc. ^	21,100	441
Buffalo Wild Wings, Inc. ‡^	18,790	1,124
CEC Entertainment, Inc. ^	29,700	846
Choice Hotels International, Inc. ^	27,800	826
O’Charley’s, Inc. ‡^	13,300	79
Penn National Gaming, Inc. ‡^	13,600	453
Pinnacle Entertainment, Inc. ‡^	14,800	134
Red Lion Hotels Corp. ‡^	4,300	29
Red Robin Gourmet Burgers, Inc. ‡^	14,300	344
Sonic Corp. ‡	130,100	920
Texas Roadhouse, Inc. - Class A ^	82,530	1,091
Town Sports International Holdings, Inc. ‡^	33,400	242
Household Durables - 0.9%
Blyth, Inc. ^	7,400	410
Helen of Troy, Ltd. ‡^	52,900	1,329
Tupperware Brands Corp. ^	13,395	720
Industrial Conglomerates - 0.9%
Carlisle Cos., Inc.	67,000	2,136
Raven Industries, Inc. ^	5,845	282
Insurance - 3.7%
Alleghany Corp.	2,405	694
American Equity Investment Life Holding Co. ^	93,900	822
Amerisafe, Inc. ‡^	43,200	795
Amtrust Financial Services, Inc. ^	51,500	1,146
Assured Guaranty, Ltd. ^	50,100	551
Cno Financial Group, Inc. ‡^	5,400	29
Crawford & Co. - Class B ^	21,600	116
Delphi Financial Group, Inc. - Class A ^	66,328	1,426
Infinity Property & Casualty Corp.	9,400	493
Maiden Holdings, Ltd. ^	123,500	913
MBIA, Inc. ‡^	22,800	166
Meadowbrook Insurance Group, Inc. ^	32,000	285
National Financial Partners Corp. ‡^	2,100	23
Phoenix Cos., Inc. ‡^	15,200	19
Platinum Underwriters Holdings, Ltd. ^	33,100	1,018
Primerica, Inc.	54,400	1,173
RLI Corp. ^	2,300	146
Internet & Catalog Retail - 0.2%
NutriSystem, Inc. ^	40,400	489
Internet Software & Services - 2.0%
comScore, Inc. ‡^	75,082	1,267
IAC/InterActiveCorp ‡^	17,100	676
Infospace, Inc. ‡^	39,000	326
J2 Global Communications, Inc. ^	42,545	1,144
Valueclick, Inc. ‡^	15,400	240
VistaPrint NV ‡^	24,650	666
Websense, Inc. ‡^	56,100	971
IT Services - 2.3%
CACI International, Inc. - Class A ‡^	20,200	1,009
MAXIMUS, Inc. ^	86,142	3,007
VeriFone Holdings, Inc. ‡^	34,558	1,210
Virtusa Corp. ‡^	71,233	940
Leisure Equipment & Products - 0.1%
Brunswick Corp. ^	10,700	150
Multimedia Games Holding Co., Inc. ‡^	17,500	71
Life Sciences Tools & Services - 1.2%
Affymetrix, Inc. ‡^	5,300	26
Charles River Laboratories International, Inc. ‡^	46,200	1,322
Fluidigm Corp. ‡^	21,774	303
ICON PLC ADR ‡^	97,500	1,568
Machinery - 3.9%
Albany International Corp. - Class A ^	77,800	1,420
Altra Holdings, Inc. ‡^	8,500	98
Clarcor, Inc. ^	43,435	1,797
ESCO Technologies, Inc. ^	75,255	1,920
Hurco Cos., Inc. ‡^	16,500	335
Kadant, Inc. ‡^	21,000	373
LB Foster Co. - Class A ^	9,600	213
Mueller Industries, Inc. ^	53,900	2,081
Toro Co. ^	22,205	1,094
Wabtec Corp.	26,355	1,393
Marine - 0.7%
Kirby Corp. ‡^	33,000	1,737
Media - 0.8%
Arbitron, Inc. ^	54,200	1,793
Ascent Capital Group, Inc. ‡^	4,000	157
Global Sources, Ltd. ‡	21,900	148
Nexstar Broadcasting Group, Inc. - Class A ‡^	5,200	34
Saga Communications, Inc. - Class A ‡^	800	24
Metals & Mining - 0.1%
RTI International Metals, Inc. ‡^	12,200	285

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Small Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Multiline Retail - 1.7%
99 Cents Only Stores ‡^	76,767	$1,414
Big Lots, Inc. ‡^	48,950	1,705
Dillard’s, Inc. - Class A ^	11,900	517
Fred’s, Inc. - Class A ^	84,500	901
Saks, Inc. ‡^	3,300	29
Office Electronics - 0.3%
Zebra Technologies Corp. - Class A ‡	29,200	903
Oil, Gas & Consumable Fuels - 2.9%
Brigham Exploration Co. ‡	50,585	1,278
CVR Energy, Inc. ‡^	42,300	894
Delek US Holdings, Inc. ^	44,300	499
GeoResources, Inc. ‡^	39,500	703
Gulfport Energy Corp. ‡	18,290	442
Penn Virginia Corp. ^	58,800	328
PetroQuest Energy, Inc. ‡^	184,165	1,013
Scorpio Tankers, Inc. ‡^	78,500	414
Vaalco Energy, Inc. ‡^	45,300	220
W&T Offshore, Inc. ^	53,100	731
World Fuel Services Corp. ^	29,717	970
Paper & Forest Products - 1.1%
Buckeye Technologies, Inc. ^	20,500	494
Deltic Timber Corp. ^	21,700	1,295
Domtar Corp. ^	11,600	791
P.H. Glatfelter Co. ^	26,600	351
Personal Products - 0.0% ∞
Nature’s Sunshine Products, Inc. ‡	6,500	92
Pharmaceuticals - 1.8%
Auxilium Pharmaceuticals, Inc. ‡	81,850	1,227
Cumberland Pharmaceuticals, Inc. ‡^	39,800	223
Impax Laboratories, Inc. ‡^	35,650	638
Medicines Co. ‡^	27,100	403
Medicis Pharmaceutical Corp. - Class A ^	6,900	252
Par Pharmaceutical Cos., Inc. ‡^	14,100	375
Salix Pharmaceuticals, Ltd. ‡^	51,110	1,514
ViroPharma, Inc. ‡^	6,100	110
Professional Services - 0.4%
Barrett Business Services, Inc. ^	19,000	265
CRA International, Inc. ‡^	29,500	590
Kelly Services, Inc. - Class A ^	7,100	81
On Assignment, Inc. ‡^	15,500	110
Real Estate Investment Trusts - 5.2%
Alexander’s, Inc. ^	2,080	751
American Campus Communities, Inc. ^	16,600	618
Ashford Hospitality Trust, Inc. ^	31,600	222
Campus Crest Communities, Inc. ^	67,900	739
CBL & Associates Properties, Inc. ^	39,000	443
Colonial Properties Trust ^	73,900	1,343
CubeSmart ^	129,100	1,101
DiamondRock Hospitality Co. ^	97,452	681
Education Realty Trust, Inc. ^	94,600	813
Extra Space Storage, Inc. ^	66,600	1,241
First Industrial Realty Trust, Inc. ‡	28,600	229
iStar Financial, Inc. ‡^	8,500	49
Kite Realty Group Trust ^	59,500	218
Mack-Cali Realty Corp. ^	17,700	473
Mission West Properties, Inc. ^	8,300	63
Monmouth Real Estate Investment Corp. - Class A ^	10,500	83
Newcastle Investment Corp. ^	109,700	446
NorthStar Realty Finance Corp. ^	258,500	853
Post Properties, Inc.	36,300	1,261
RAIT Financial Trust ^	98,100	333
Retail Opportunity Investments Corp. ^	60,200	667
Sovran Self Storage, Inc. ^	5,900	219
Strategic Hotels & Resorts, Inc. ‡^	102,400	441
Sun Communities, Inc. ^	12,600	443
Winthrop Realty Trust ^	40,000	348
Road & Rail - 1.6%
Amerco, Inc. ‡^	13,400	837
Con-way, Inc. ^	2,000	44
Genesee & Wyoming, Inc. - Class A ‡^	30,300	1,409
Landstar System, Inc. ^	31,410	1,243
Old Dominion Freight Line, Inc. ‡	11,700	339
RailAmerica, Inc. ‡^	22,400	292
Semiconductors & Semiconductor Equipment - 2.8%
Cavium, Inc. ‡^	45,546	1,230
DSP Group, Inc. ‡^	6,700	40
FormFactor, Inc. ‡^	129,900	809
GT Advanced Technologies, Inc. ‡^	39,800	279
Mellanox Technologies, Ltd. ‡^	44,137	1,378
Microsemi Corp. ‡^	78,690	1,257
Photronics, Inc. ‡^	45,200	225
RF Micro Devices, Inc. ‡^	196,630	1,247
Skyworks Solutions, Inc. ‡^	39,090	701
Tessera Technologies, Inc. ‡	30,800	368
Software - 2.8%
Ariba, Inc. ‡^	35,530	985
Aspen Technology, Inc. ‡^	75,510	1,153
Cadence Design Systems, Inc. ‡^	149,331	1,379
Fair Isaac Corp. ^	9,600	210
Micros Systems, Inc. ‡^	26,765	1,175
Netscout Systems, Inc. ‡^	50,227	574
Parametric Technology Corp. ‡	56,060	862
Pervasive Software, Inc. ‡^	4,500	27
Taleo Corp. - Class A ‡^	40,539	1,043
Specialty Retail - 5.1%
Ann, Inc. ‡^	3,700	85
Ascena Retail Group, Inc. ‡^	42,000	1,137
Body Central Corp. ‡^	73,665	1,338
Build-A-Bear Workshop, Inc. ‡^	8,200	42
Cato Corp. - Class A ^	143,409	3,235
Chico’s FAS, Inc. ^	118,106	1,350
Conn’s, Inc. ‡^	36,100	259
DSW, Inc. - Class A ^	25,750	1,189
Finish Line, Inc. - Class A	1,400	28
Hot Topic, Inc. ^	119,100	909
Pier 1 Imports, Inc. ‡^	49,100	480
Rex American Resources Corp. ‡^	25,200	425

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Small Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)

	Shares	Value

Specialty Retail (continued)
Select Comfort Corp. ‡^	4,700	$66
Stage Stores, Inc.	123,800	1,717
Tractor Supply Co. ^	17,159	1,073
Wet Seal, Inc. - Class A ‡^	62,200	279
Williams-Sonoma, Inc.	1,800	55
Textiles, Apparel & Luxury Goods - 1.6%
Deckers Outdoor Corp. ‡^	8,982	838
Iconix Brand Group, Inc. ‡	7,200	114
Movado Group, Inc. ^	46,400	565
Skechers U.S.A., Inc. - Class A ‡^	43,400	609
Unifirst Corp. ^	9,400	426
Vera Bradley, Inc. ‡^	46,982	1,693
Thrifts & Mortgage Finance - 1.3%
Astoria Financial Corp. ^	8,600	66
Dime Community Bancshares, Inc. ^	19,200	194
First Financial Northwest, Inc. ‡^	6,300	35
First Niagara Financial Group, Inc. ^	69,939	640
Flushing Financial Corp.	52,800	570
Fox Chase Bancorp, Inc. ^	3,200	41
Northwest Bancshares, Inc. ^	123,800	1,475
Provident Financial Services, Inc. ^	24,900	268
Territorial Bancorp, Inc. ^	2,200	42
Washington Federal, Inc.	2,400	31
Trading Companies & Distributors - 1.0%
Applied Industrial Technologies, Inc. ^	52,305	1,421
GATX Corp. ^	40,900	1,267
Water Utilities - 0.0% ∞
California Water Service Group ^	3,400	60
Consolidated Water Co., Ltd. ^	7,700	61

Total Common Stocks (cost $249,796)		256,245

INVESTMENT COMPANY - 0.2%
Diversified Financial Services - 0.2%
KKR Financial Holdings LLC	57,700	429
Total Investment Company (cost $178)

	Principal	Value

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.2%
U.S. Treasury Bill 0.05% 03/15/2012 γ	$420	420
Total Short-Term U.S. Government Obligation (cost $420)

	Shares	Value

SECURITIES LENDING COLLATERAL - 25.7%
State Street Navigator Securities Lending Trust - Prime Portfolio,0.19%▲	68,295,230	68,295
Total Securities Lending Collateral (cost $68,295)

	Principal	Value

REPURCHASE AGREEMENT - 3.4%
State Street Bank & Trust Co.
0.03% ▲, dated 09/30/2011, to be repurchased at $9,154 on 10/03/2011. Collateralized by U.S. Government Obligations and a U.S. Government Agency Obligation, Zero Coupon - 4.00%, due 12/29/2011 - 08/01/2026, with a total value of $9,348.	$9,154	9,154
Total Repurchase Agreement (cost $9,154)

Total Investment Securities (cost $327,843) #		334,543
Other Assets and Liabilities - Net		(68,575)

Net Assets		$265,968

FUTURES CONTRACTS:

				Net Unrealized
				Appreciation
Description	Type	Contracts ┌	Expiration Date	(Depreciation)

Russell 2000 Mini Index	Long	19	12/16/2011	$(81)
NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $66,380.

‡	Non-income producing security.

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 09/30/2011.

γ	A portion of this security in the amount of $420 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

#	Aggregate cost for federal income tax purposes is $327,843. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $32,852 and $26,152, respectively. Net unrealized appreciation for tax purposes is $6,700.

┌	Contract amounts are not in thousands.
DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Small Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011
Common Stocks	$252,219	$4,026	$—	$256,245
Investment Company	429	—	—	429
Repurchase Agreement	—	9,154	—	9,154
Securities Lending Collateral	68,295	—	—	68,295
Short-Term U.S. Government Obligation	—	420	—	420
Total	$320,943	$13,600	$—	$334,543

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments ₣	Prices	Inputs	Inputs	09/30/2011
Futures Contracts — Depreciation	$(81)	$—	$—	$(81)

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Small Growth Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.6%
Aerospace & Defense - 2.5%
Ceradyne, Inc. ‡^	15,100	$406
DigitalGlobe, Inc. ‡^	30,700	597
Hexcel Corp. ‡^	33,292	737
Triumph Group, Inc. ^	14,300	697
Air Freight & Logistics - 0.8%
Atlas Air Worldwide Holdings, Inc. ‡^	13,697	456
Hub Group, Inc. - Class A ‡	12,166	344
Auto Components - 0.4%
Amerigon, Inc. ‡^	27,200	346
Biotechnology - 2.5%
Astex Pharmaceuticals ‡^	227,918	438
Myriad Genetics, Inc. ‡^	36,400	682
Onyx Pharmaceuticals, Inc. ‡	24,900	747
Seattle Genetics, Inc. ‡^	31,100	593
Building Products - 0.7%
AO Smith Corp. ^	22,574	723
Capital Markets - 0.7%
Stifel Financial Corp. ‡^	16,600	440
WisdomTree Investments, Inc. ‡^	38,400	270
Chemicals - 2.6%
Balchem Corp. ^	9,600	358
Intrepid Potash, Inc. ‡^	19,800	492
Kraton Performance Polymers, Inc. ‡	25,148	407
Kronos Worldwide, Inc.	34,900	561
Newmarket Corp. ^	4,800	729
Commercial Banks - 1.7%
Boston Private Financial Holdings, Inc. ^	75,812	446
First Citizens BancShares, Inc. - Class A	2,130	306
SVB Financial Group ‡^	13,500	499
Umpqua Holdings Corp. ^	50,315	442
Commercial Services & Supplies - 0.9%
Consolidated Graphics, Inc. ‡^	10,031	366
Progressive Waste Solutions, Ltd.	24,192	498
Communications Equipment - 2.0%
Aruba Networks, Inc. ‡^	17,900	374
Finisar Corp. ‡^	35,748	628
InterDigital, Inc. ^	10,500	489
Netgear, Inc. ‡^	17,700	458
Computers & Peripherals - 0.4%
OCZ Technology Group, Inc. ‡^	84,680	411
Construction & Engineering - 1.2%
MasTec, Inc. ‡^	39,600	697
MYR Group, Inc. ‡^	25,100	443
Consumer Finance - 1.6%
DFC Global Corp. ‡^	40,141	877
Ezcorp, Inc. - Class A ‡^	24,300	694
Containers & Packaging - 0.6%
Silgan Holdings, Inc. ^	14,900	547
Diversified Consumer Services - 1.2%
Coinstar, Inc. ‡^	14,400	576
Sotheby’s ^	21,860	603
Diversified Financial Services - 1.3%
Encore Capital Group, Inc. ‡^	30,562	668
First Cash Financial Services, Inc. ‡^	13,158	552
Diversified Telecommunication Services - 1.1%
AboveNet, Inc. ^	13,800	740
Cbeyond, Inc. ‡^	46,500	328
Electrical Equipment - 1.9%
EnerSys ‡^	26,437	529
Fushi Copperweld, Inc. ‡^	51,514	255
General Cable Corp. ‡^	17,932	419
GrafTech International, Ltd. ‡^	14,000	178
II-VI, Inc. ‡	26,454	463
Electronic Equipment & Instruments - 2.5%
Insight Enterprises, Inc. ‡^	44,015	667
Maxwell Technologies, Inc. ‡^	25,100	462
Newport Corp. ‡^	27,863	301
OSI Systems, Inc. ‡^	17,433	584
Power-One, Inc. ‡^	89,100	401
Energy Equipment & Services - 2.4%
Dawson Geophysical Co. ‡^	15,979	377
Helix Energy Solutions Group, Inc. ‡^	25,999	341
Key Energy Services, Inc. ‡^	39,466	375
Newpark Resources, Inc. ‡^	83,955	510
OYO Geospace Corp. ‡^	9,047	509
Pioneer Drilling Co. ‡	36,046	259
Food & Staples Retailing - 0.6%
Ruddick Corp. ^	14,300	558
Food Products - 1.3%
Hain Celestial Group, Inc. ‡^	21,077	644
Sensient Technologies Corp. ^	21,174	688
Health Care Equipment & Supplies - 5.7%
Arthrocare Corp. ‡^	26,600	764
Atrion Corp. ^	1,912	397
Haemonetics Corp. ‡	10,547	617
ICU Medical, Inc. ‡^	16,456	606
Integra LifeSciences Holdings Corp. ‡^	18,143	649
Invacare Corp. ^	21,500	495
Masimo Corp. ^	26,600	576
Merit Medical Systems, Inc. ‡^	52,500	690
Synovis Life Technologies, Inc. ‡	36,791	614
Health Care Providers & Services - 2.4%
Bio-Reference Labs, Inc. ‡^	36,017	663
Ensign Group, Inc. ^	20,995	485
Healthspring, Inc. ‡^	17,600	642
IPC The Hospitalist Co., Inc. ‡^	16,200	578
Health Care Technology - 1.5%
Computer Programs & Systems, Inc. ^	8,600	569
HealthStream, Inc. ‡^	10,253	132
Medidata Solutions, Inc. ‡^	7,308	120
Merge Healthcare, Inc. ‡^	103,830	632
Hotels, Restaurants & Leisure - 1.6%
Ameristar Casinos, Inc. ^	20,800	334
Caribou Coffee Co., Inc. ‡^	25,195	298
Domino’s Pizza, Inc. ‡^	32,700	891
Insurance - 1.4%
Maiden Holdings, Ltd. ^	41,400	306
Platinum Underwriters Holdings, Ltd.	20,700	636
Proassurance Corp. ^	5,700	411
Internet & Catalog Retail - 0.8%
Shutterfly, Inc. ‡^	12,470	514
U.S. Auto Parts Network, Inc. ‡^	53,100	269
Internet Software & Services - 5.7%
Dealertrack Holdings, Inc. ‡	29,000	454
J2 Global Communications, Inc. ^	24,400	656
Keynote Systems, Inc. ^	16,876	357

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Small Growth Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Internet Software & Services (continued)
Liveperson, Inc. ‡^	72,114	$718
NIC, Inc. ^	35,149	402
Open Text Corp. ‡	9,687	505
Radware, Ltd. ‡	11,440	247
Valueclick, Inc. ‡^	55,353	862
VistaPrint NV ‡	30,200	816
Zix Corp. ‡^	185,100	494
IT Services - 1.8%
NeuStar, Inc. - Class A ‡	26,800	674
Teletech Holdings, Inc. ‡^	34,207	521
Wright Express Corp. ‡^	15,393	586
Life Sciences Tools & Services - 1.6%
Bruker Corp. ‡^	56,313	762
ICON PLC ADR ^ ‡	18,006	290
Parexel International Corp. ‡^	27,543	521
Machinery - 3.7%
Actuant Corp. - Class A ^	28,300	559
Chart Industries, Inc. ‡^	16,000	675
EnPro Industries, Inc. ‡^	17,913	532
Kennametal, Inc.	15,300	501
Robbins & Myers, Inc. ^	14,490	503
Trimas Corp. ‡^	30,036	446
Wabash National Corp. ‡^	67,855	324
Media - 0.4%
Dolan Co. ‡^	44,544	400
Metals & Mining - 0.9%
RTI International Metals, Inc. ‡^	22,079	515
Stillwater Mining Co. ‡^	45,729	389
Multiline Retail - 0.5%
PriceSmart, Inc. ^	8,411	524
Multi-Utilities - 0.3%
Avista Corp. ^	11,000	262
Oil, Gas & Consumable Fuels - 4.6%
Abraxas Petroleum Corp. ‡^	115,553	305
Comstock Resources, Inc. ‡^	23,679	366
GeoResources, Inc. ‡^	30,100	536
Kodiak Oil & Gas Corp. ‡^	101,200	527
Magnum Hunter Resources Corp. ‡^	100,921	334
North American Energy Partners, Inc. ‡	59,191	344
Patriot Coal Corp. ‡^	35,000	296
Rex Energy Corp. ‡^	49,401	626
Rosetta Resources, Inc. ‡^	11,825	405
Swift Energy Co. ‡	19,800	482
Triangle Petroleum Corp. ‡^	61,631	221
Paper & Forest Products - 0.5%
Buckeye Technologies, Inc. ^	21,344	515
Personal Products - 0.6%
Inter Parfums, Inc. ^	35,638	551
Pharmaceuticals - 4.2%
Akorn, Inc. ‡^	65,191	509
Cardiome Pharma Corp. ‡^	88,100	290
Depomed, Inc. ‡^	70,600	381
Hi-Tech Pharmacal Co., Inc. ‡^	9,600	323
Impax Laboratories, Inc. ‡^	44,621	798
Jazz Pharmaceuticals, Inc. ‡^	17,000	706
Nektar Therapeutics ‡^	79,544	386
Salix Pharmaceuticals, Ltd. ‡^	23,700	702
Professional Services - 2.2%
FTI Consulting, Inc. ‡^	20,300	747
Huron Consulting Group, Inc. ‡^	23,585	734
Korn/Ferry International ‡^	19,300	235
Mistras Group, Inc. ‡^	17,200	302
TrueBlue, Inc. ‡^	14,613	166
Real Estate Management & Development - 0.6%
Altisource Portfolio Solutions SA ‡^	15,100	534
Road & Rail - 2.0%
Genesee & Wyoming, Inc. - Class A ‡	8,900	414
Landstar System, Inc.	11,100	439
Marten Transport, Ltd. ^	20,823	359
Old Dominion Freight Line, Inc. ‡^	24,500	710
Semiconductors & Semiconductor Equipment - 3.7%
Ezchip Semiconductor, Ltd. ‡^	21,500	714
Lattice Semiconductor Corp. ‡^	37,691	198
Mellanox Technologies, Ltd. ‡^	17,424	544
Mips Technologies, Inc. - Class A ‡	45,500	220
Nova Measuring Instruments, Ltd. ‡	34,400	185
NVE Corp. ‡^	7,683	466
Omnivision Technologies, Inc. ‡^	11,900	167
Silicon Image, Inc. ‡^	87,700	515
TriQuint Semiconductor, Inc. ‡^	113,000	567
Software - 7.1%
ACI Worldwide, Inc. ‡^	27,167	748
BroadSoft, Inc. ‡^	25,607	777
Clicksoftware Technologies, Ltd. ^	80,242	625
Commvault Systems, Inc. ‡	20,800	771
Interactive Intelligence Group ‡^	26,507	720
Monotype Imaging Holdings, Inc. ‡^	28,700	348
Netscout Systems, Inc. ‡^	25,000	286
NICE Systems, Ltd. ADR ‡	23,663	718
OPNET Technologies, Inc. ^	24,148	842
Progress Software Corp. ‡^	17,299	304
Sourcefire, Inc. ‡^	18,483	495
Ultimate Software Group, Inc. ‡^	6,273	293
Specialty Retail - 8.7%
Ascena Retail Group, Inc. ‡^	26,600	720
Buckle, Inc. ^	16,900	650
Casual Male Retail Group, Inc. ‡^	133,698	503
Chico’s FAS, Inc. ^	28,600	327
Express, Inc. ^	33,026	670
Finish Line, Inc. - Class A ^	34,100	682
Genesco, Inc. ‡^	16,944	872
Hibbett Sports, Inc. ‡^	18,448	625
JOS A. Bank Clothiers, Inc. ‡^	12,171	568
Lithia Motors, Inc. - Class A ^	30,413	437
Monro Muffler Brake, Inc. ^	7,733	255
Pier 1 Imports, Inc. ‡	19,300	189
Rent-A-Center, Inc. ^	27,600	758
Rush Enterprises, Inc. - Class A ‡^	22,999	326
Select Comfort Corp. ‡^	24,700	345
Vitamin Shoppe, Inc. ‡^	15,800	592
Textiles, Apparel & Luxury Goods - 3.8%
CROCS, Inc. ‡^	29,800	704
Iconix Brand Group, Inc. ‡^	34,600	547
Maidenform Brands, Inc. ‡	10,800	253
Perry Ellis International, Inc. ‡^	22,603	425
Steven Madden, Ltd. ‡^	23,099	695
Warnaco Group, Inc. ‡^	9,868	455
Wolverine World Wide, Inc.	17,100	569

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners Small Growth Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Trading Companies & Distributors - 1.4%
Applied Industrial Technologies, Inc.	18,885	$513
Beacon Roofing Supply, Inc. ‡^	32,420	518
DXP Enterprises, Inc. ‡^	14,920	281

Total Common Stocks (cost $104,404)		95,793

WARRANT - 0.0% ∞
Hotels, Restaurants & Leisure - 0.0% ∞
Krispy Kreme Doughnuts, Inc. ‡
Expiration: 03/02/2012
Exercise Price: $12.21	141	♦
Total Warrant (cost $♦)
SECURITIES LENDING COLLATERAL - 25.6%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.19%▲	24,812,141	24,812
Total Securities Lending Collateral (cost $24,812)

	Principal	Value

REPURCHASE AGREEMENT - 1.9%
State Street Bank & Trust Co.
0.03% ▲, dated 09/30/2011, to be repurchased at $1,818 on 10/03/2011. Collateralized by a U.S. Government Obligation, Zero Coupon, due 12/29/2011, with a value of $1,855.	$1,818	$1,818
Total Repurchase Agreement (cost $1,818)

Total Investment Securities (cost $131,034) #		122,423
Other Assets and Liabilities — Net		(25,340)

Net Assets		$97,083

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $24,144.

‡	Non-income producing security.

∞	Percentage rounds to less than 0.1%.

♦	Value is less than $1 or zero.

▲	Rate shown reflects the yield at 09/30/2011.

#	Aggregate cost for federal income tax purposes is $131,034. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $6,975 and $15,586, respectively. Net unrealized depreciation for tax purposes is $8,611.
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011
Common Stocks	$91,120	$4,673	$—	$95,793
Repurchase Agreement	—	1,818	—	1,818
Securities Lending Collateral	24,812	—	—	24,812
Warrants	♦	—	—	♦
Total	$115,932	$6,491	$—	$122,423

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners International Equity Portfolio
SCHEDULE OF INVESTMENTS
At September 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

PREFERRED STOCK - 1.8%
Germany - 1.8%
Volkswagen AG, 2.25% ▲	89,152	$11,765
Total Preferred Stock (cost $8,117)

COMMON STOCKS - 93.7%
Australia - 1.5%
BHP Billiton, Ltd.	290,901	9,632
Brazil - 2.7%
BM&FBOVESPA SA	1,262,300	5,901
Embraer SA ADR ‡ ^	225,400	5,718
Natura Cosmeticos SA	362,400	6,168
Canada - 5.2%
Canadian National Railway Co.	165,950	11,090
Canadian Natural Resources, Ltd. ^	267,700	7,861
Cenovus Energy, Inc.	220,688	6,796
Potash Corp., of Saskatchewan, Inc.	198,800	8,592
Cayman Islands - 1.0%
Tencent Holdings, Ltd.	322,118	6,665
China - 3.9%
China Life Insurance Co., Ltd. - Class H	2,293,157	5,453
China Merchants Bank Co., Ltd. - Class H	4,696,845	7,105
CITIC Securities Co., Ltd. -144A ‡ Ə	308,700	527
Industrial & Commercial Bank of China - Class H	13,207,300	6,378
Sinopharm Group Co., Ltd. - Class H	2,458,090	6,427
Denmark - 2.2%
Novo Nordisk A/S - Class B	146,364	14,597
France - 6.4%
Air Liquide SA	115,049	13,435
LVMH Moet Hennessy Louis Vuitton SA ^	118,733	15,672
Publicis Groupe SA ^	218,554	9,122
Vallourec SA	65,300	3,740
Germany - 11.0%
Adidas AG	230,157	14,006
Allianz SE	96,900	9,082
Bayer AG	86,400	4,768
Fresenius Medical Care AG & Co., KGaA	209,289	14,198
SAP AG	328,960	16,738
Siemens AG	147,900	13,307
Hong Kong - 3.5%
CNOOC, Ltd.	7,502,847	12,026
Hong Kong Exchanges & Clearing, Ltd.	749,000	10,884
Ireland - 1.2%
Covidien PLC ^	172,700	7,616
Israel - 3.2%
Check Point Software Technologies, Ltd. ‡ ^	149,100	7,867
Teva Pharmaceutical Industries, Ltd. ADR	352,994	13,138
Japan - 11.7%
Canon, Inc.	250,424	11,371
Dai-ichi Life Insurance Co., Ltd. ^	4,777	4,938
Fanuc Corp. ^	52,796	7,272
KDDI Corp. ^	1,643	11,311
Komatsu, Ltd. ^	627,004	13,519
Mitsubishi UFJ Financial Group, Inc. ^	3,050,100	13,999
Toyota Motor Corp.	422,391	14,479
Korea, Republic of - 2.2%
Hyundai Motor Co.	82,930	14,498
Mexico - 1.3%
Wal-Mart de Mexico SAB de CV - Series V ^	3,824,400	8,769
Netherlands - 1.2%
ING Groep NV ‡	624,700	4,407
Yandex NV - Class A ‡ ^	184,000	3,755
Netherland Antilles - 2.0%
Schlumberger, Ltd. ^	219,800	13,129
Spain - 1.8%
Telefonica SA	601,102	11,520
Sweden - 1.7%
Hennes & Mauritz AB - Class B	381,671	$11,428
Switzerland - 8.1%
Credit Suisse Group AG ‡	391,400	10,240
Julius Baer Group, Ltd. ‡	173,596	5,801
Nestle SA	312,854	17,224
Novartis AG	291,371	16,276
Swatch Group AG	10,760	3,540
Taiwan - 1.8%
High Tech Computer Corp.	538,865	11,832
Turkey - 1.1%
Turkiye Garanti Bankasi AS	1,913,300	7,404
United Kingdom - 19.0%
ARM Holdings PLC	944,943	8,081
BG Group PLC	737,186	14,109
British American Tobacco PLC	387,073	16,345
Carnival PLC	364,198	11,352
Kingfisher PLC	2,745,210	10,541
Pearson PLC	426,637	7,526
Reckitt Benckiser Group PLC	292,934	14,842
Rolls-Royce Holdings PLC ‡	463,240	4,258
SABMiller PLC	251,757	8,215
Standard Chartered PLC	694,168	13,849
Tesco PLC	2,632,557	15,421

Total Common Stocks (cost $574,494)		615,760

SECURITIES LENDING COLLATERAL - 11.0%
State Street Navigator Securities Lending Trust - Prime Portfolio,0.19%▲	72,505,223	72,505
Total Securities Lending Collateral (cost $72,505)

	Principal	Value

REPURCHASE AGREEMENT - 3.7%
State Street Bank & Trust Co.
0.03% ▲, dated 09/30/2011, to be repurchased at $24,192 on 10/03/2011. Collateralized by a U.S. Government Obligation, Zero Coupon, due 12/29/2011, with a value of $24,679.	$24,192	24,192

Total Repurchase Agreement (cost $24,192)

Total Investment Securities (cost $679,308) #		724,222
Other Assets and Liabilities - Net		(67,221)

Net Assets		$657,001

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners International Equity Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY (unaudited):	Total Investments	Value

Pharmaceuticals	6.7%	$48,779
Commercial Banks	6.6	48,735
Oil, Gas & Consumable Fuels	5.6	40,792
Automobiles	5.6	40,742
Textiles, Apparel & Luxury Goods	4.5	33,218
Software	3.4	24,605
Machinery	3.4	24,531
Food & Staples Retailing	3.3	24,190
Chemicals	3.1	22,027
Specialty Retail	3.1	21,969
Diversified Financial Services	2.9	21,192
Health Care Providers & Services	2.9	20,625
Insurance	2.8	19,473
Food Products	2.4	17,224
Media	2.4	16,648
Capital Markets	2.3	16,568
Tobacco	2.3	16,345
Household Products	2.0	14,842
Industrial Conglomerates	1.8	13,307
Energy Equipment & Services	1.8	13,129
Communications Equipment	1.6	11,832
Diversified Telecommunication Services	1.6	11,520
Office Electronics	1.6	11,371
Hotels, Restaurants & Leisure	1.6	11,352
Wireless Telecommunication Services	1.6	11,311
Road & Rail	1.5	11,090
Internet Software & Services	1.4	10,420
Aerospace & Defense	1.4	9,976
Metals & Mining	1.3	9,632
Beverages	1.1	8,215
Semiconductors & Semiconductor Equipment	1.1	8,081
Health Care Equipment & Supplies	1.1	7,616
Personal Products	0.9	6,168

Investment Securities, at Value	86.7	627,525
Short-Term Investments	13.3	96,697

Total Investments	100.0%	$724,222

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Euro	(12,154)	11/09/2011	$(17,459)	$1,180
Euro	(17,016)	11/09/2011	(24,386)	1,595

				$2,775

NOTES TO SCHEDULE OF INVESTMENTS:
▲	Rate shown reflects the yield at 09/30/2011.

^	All or a portion of this security is on loan. The value of all securities on loan is $69,521.

‡	Non-income producing security.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $527, or 0.08% of the fund’s net assets.

#	Aggregate cost for federal income tax purposes is $679,308. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $99,657 and $54,743, respectively. Net unrealized appreciation for tax purposes is $44,914.

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Transamerica Partners International Equity Portfolio
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2011
(all amounts in thousands)
(unaudited)
DEFINITIONS:
144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2011, these securities aggregated $527, or 0.08%, of the fund’s net assets.

ADR	American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	09/30/2011
Common Stocks	$80,689	$535,071	$—	$615,760
Preferred Stock	—	11,765	—	11,765
Repurchase Agreement	—	24,192	—	24,192
Securities Lending Collateral	72,505	—	—	72,505
Total	$153,194	$571,028	$—	$724,222

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments ₣	Prices	Inputs	Inputs	09/30/2011
Forward Foreign Currency Contracts - Appreciation	$—	$2,775	$—	$2,775

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Notes to Schedules of Investments
At September 30, 2011
(unaudited)
Transamerica Partners Portfolios is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The following is a summary of significant accounting policies followed by Transamerica Partners Portfolios (each a “Portfolio” and collectively, the “Portfolios”).
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolios’ terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country, or region.
Forward foreign currency contracts: The Portfolios are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Transamerica PartnersMoney Market”) , enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.
Open forward foreign currency contracts at September 30, 2011 are listed in the Schedules of Investments.
Option and swaption contracts: The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of the Money Market, enter into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts; the possibility of an illiquid market and an inability of the counterparty to meet the contract terms.
The Portfolios write call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they invest. The Portfolios purchase put and call options on foreign or U.S. securities, indices, futures, swaps (“swaptions”), and commodities. Purchasing call options tends to increase exposure to the underlying instrument. Options are marked to market daily to reflect the current value of the option/swaption written. Purchasing put options tends to decrease exposure to the underlying instrument.
The underlying face amounts of open option and swaption contracts at September 30, 2011 are listed in the Schedules of Investments.
Futures contracts: The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of the Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount.
Subsequent payments (variation margin) are paid or received by the Portfolios each day, depending on the daily fluctuations in the value of the contract. Upon entering into such contracts, the Portfolios bear the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futuresnterparty to all exchange traded futures, guarantees the futures against default.
The open futures at September 30, 2011 are listed in the Schedules of Investments.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Notes to Schedules of Investments (continued)
At September 30, 2011
(unaudited)
Swap agreements: Swap agreements are privately negotiated agreements between the Portfolios and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolios, with the exception of the Money Market, enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available.
Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:
Credit default swap agreements: The Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. The Portfolios enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).
Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral by the counterparty to the Portfolios to cover the Portfolios’ exposure to the counterparty.
Certain Portfolios sell credit default swaps which expose them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps are disclosed in the Schedules of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps are included in the footnotes to the Schedules of Investments. If a defined credit event had -risk-related occurred contingent during features would the have been period, triggered and the Portfolios would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.
Interest rate swap agreements: The Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. To help hedge against this risk, the Portfolios enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Portfolios with interest rate swap agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty and by the posting of collateral by the counterparty to the Portfolios to cover the Portfolios’ exposure to the counterparty.
Short sales: A short sale is a transaction in which a Portfolio sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolios are obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolios’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolios consider the short sale to be a borrowing by the Portfolios that are subject to the asset coverage requirements of the 1940 Act.
Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolios may be unable to replace borrowed securities sold short.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Notes to Schedules of Investments (continued)
At September 30, 2011
(unaudited)
Loan participations/assignments: Participations/assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolios to supply additional cash to the borrowers on demand. Loan participations/assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolios assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.
The Portfolios, with the exception of Money Market, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Portfolios that participate in such syndications, or can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders. The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, the Portfolios have direct recourse against the corporate borrowers, the Portfolios may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.
The Portfolios held no unsecured loan participations at September 30, 2011.
Structured notes: Certain Portfolios invest in structured notes. A structured debt instrument is a hybrid debt security that has an embedded derivative. This type of instrument is used to manage cash flows from the debt security. All structured notes are listed within the Schedules of Investments.
To be announced (“TBA”) purchase commitments: TBA purchase commitments are entered into to purchase securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.
Treasury inflation-protected securities (“TIPS”): Certain Portfolios invest in TIPS, specially structured bonds in which the principal amounts are adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index.
Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
The restricted and illiquid securities at September 30, 2011 are listed in the Schedules of Investments.
Payment in-kind securities (“PIKs”): PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.
The PIKs at September 30, 2011 are listed in the Schedules of Investments.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of the Portfolios’ securities exposes the Portfolios to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act.
The value of loaned securities and related collateral outstanding at September 30, 2011 are shown in the Schedules of Investments.
Real estate investment trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Notes to Schedules of Investments (continued)
At September 30, 2011
(unaudited)
Security valuations: All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principles generally accepted in the United States of America establish a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Investment company: Securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfiolio and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Notes to Schedules of Investments (continued)
At September 30, 2011
(unaudited)
Fair value measurements: (continued)
Short term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.
Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.
U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.
Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, option, and swaption contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolios’ Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When a Portfolio must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Portfolios’ investments at September 30, 2011 are disclosed in the Valuation Summary of each Portfolio’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no significant transfers between Level 1 and Level 2 during the period ended September 30, 2011.
For assets and liabilities for which significant unobservable inputs (Level 3) were used, there is a reconciliation of the beginning to the ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of each respective Portfolio’s Schedule of Investments.

Transamerica Partners Portfolios	September 30, 2011 Form N-Q

Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Partners Portfolios (Registrant)
By:	/s/ John K. Carter
Chief Executive Officer
Date: November 23, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter Chief Executive Officer
Date:	November 23, 2011

By:	/s/ Robert A. DeVault, Jr. Principal Financial Officer
Date:	November 23, 2011